S-K 1605, De-SPAC Background and Terms	Mar. 27, 2026
De-SPAC Transactions, Background Summary [Line Items]
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Background of the Business Combination

The terms of the Business Combination are the result of arm’s-length negotiations between representatives of CAEP and AIR. The following chronology summarizes the key meetings and events that led to the signing of the Business Combination Agreement. This chronology does not purport to catalog every correspondence among representatives of CAEP and AIR. All dates referred to in the following chronology are local time in New York, New York unless otherwise indicated.

CAEP is a blank check company incorporated as a Cayman Islands exempted company on November 11, 2020 for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.

In April 2025, a representative of the Kingsway Holders, who collectively hold a majority interest in AIR, who had a preexisting relationship with representatives of Cantor, contacted representatives of Cantor by email seeking to set up a meeting to discuss a potential business combination involving AIR.

On May 12, 2025, an initial meeting was held among representatives of the Kingsway Holders, Cantor and CF&Co. to discuss AIR. Subsequent to that, CF&Co. and AIR negotiated and entered into a non-disclosure agreement.

On May 20, 2025, an initial meeting was held among representatives of the Kingsway Holders, AIR and CF&Co. where they discussed a potential business combination involving a SPAC sponsored by an affiliate of Cantor.

On May 21, 2025, representatives of CF&Co. introduced representatives of the Kingsway Holders and AIR to representatives of CEP II.

On May 23, 2025, CEP II executed a non-disclosure agreement with AIR.

On June 6, 2025, CEP II executed a non-binding letter of interest with AIR.

On June 27, 2025, CAEP closed the CAEP IPO and began its search for an acquisition target.

From early June 2025 until mid-July 2025, representatives of CEP II and CF&Co., acting on behalf of CEP II, commenced initial business diligence on AIR, including a review of AIR’s financials. Representatives of CEP II and CF&Co. also participated in a number of business diligence sessions with representatives of AIR and performed additional due diligence on AIR and held discussions regarding the structuring of a business combination.

In July 2025, representatives of CF&Co. were contacted by representatives of a potential sponsor of a business combination opportunity in the cryptocurrency industry (“Transaction B”). CF&Co. had previously discussed Transaction B with such potential sponsor on behalf of CEP II and such potential sponsor desired to reengage in discussion regarding Transaction B. CF&Co. informed CEP II management and CEP II’s management determined that Transaction B represented a more attractive opportunity for CEP II shareholders. Representatives of CF&Co. and the Kingsway Holders discussed the potential for CAEP, instead of CEP II, to pursue a business combination with AIR.

Effective as of July 14, 2025, CEP II and AIR terminated their letter of intent.

On July 14, 2025, the CAEP Board held a special meeting. In addition to all of the members of the CAEP Board, the meeting was attended by officers of CAEP and representatives of the Sponsor and CF&Co. In advance of such meeting, the CAEP Board was provided a draft of a non-binding letter of interest between CAEP and AIR and a presentation prepared by AIR. At the meeting, the CAEP Board was provided an update on CAEP’s search for a business combination, was apprised that CAEP had begun discussions with AIR regarding a potential business combination with AIR, was provided background information on AIR and discussed the proposed terms of the business combination between AIR and CAEP. By a unanimous vote of the CAEP Board, the CAEP Board authorized the execution of the letter of intent by CAEP on terms substantially based on those that had been previously negotiated with CEP II.

On July 15, 2025, CAEP executed a non-binding letter of interest with AIR (the “LOI”). The LOI contemplated, among other things, (i) a $1.9 billion pre-money equity value for AIR, (ii) that the parties would seek to raise a private investment in public equity (“PIPE”) either before or after signing of the definitive agreement, (iii) that CF&Co. would be the sole PIPE placement agent, (iv) the post-closing management team of Pubco would consist of the current management team of AIR (or as otherwise determined by AIR) and the composition of the post-closing Pubco board of directors would be determined by AIR in advance of closing (subject to applicable listing requirements), (v) AIR would obtain support agreements from its shareholders representing at least 90% of the equity interests of each class of equity of AIR entitled to vote on the Transaction, (vi) AIR’s debtholders will consent to the Transaction, or such debt will be refinanced on terms and conditions acceptable to CAEP and AIR, (vii) the Sponsor will waive the anti-dilution right of the CAEP Class B Ordinary Shares under the CAEP Memorandum and Articles, (viii) forfeiture and earnout provisions applicable to the Sponsor’s CAEP Founder Shares, (ix) that the parties would target a one-year lock-up on the Pubco Ordinary Shares to be issued to AIR’s equity holders in the Transaction and in exchange for the CAEP Founder Shares, and (x) revised economics payable to CF&Co. The LOI also contemplated a mutual eight-week exclusivity period, subject to automatic two-week extensions until either party provided notice for termination in writing. Substantially concurrently with the execution of the LOI, CAEP and AIR executed a non-disclosure agreement. Although the LOI contemplated that the parties would seek to raise a PIPE, following further negotiations, the parties ultimately determined not to pursue a PIPE financing and did not include any such requirement as a condition to closing in the Business Combination Agreement.

On July 18, 2025, the CAEP Board was provided a presentation prepared by CF&Co. that was reviewed in part at the July 14, 2025 special meeting of the CAEP Board.

On or about July 18, 2025, CAEP engaged DLA Piper LLP (US) (“DLA Piper”) as its legal counsel for the proposed business combination.

Following execution of the LOI and non-disclosure agreement, the CAEP management team, its legal and financial advisors and representatives of the Sponsor engaged in due diligence of AIR, including reviewing the materials in a virtual data room, requesting additional documentation, reviewing additional information provided, and holding multiple due diligence video and telephonic conference calls with AIR’s management team, employees and advisors. Additional information was provided in the data room and via email, and a number of follow-up diligence calls were hosted as requested by CAEP. During due diligence, representatives of CAEP, AIR and their respective advisors discussed, among other things, an overview of AIR and its current and future product offerings, AIR’s manufacturing, operations, sales and marketing, corporate legal structure, compliance, licenses and regulatory matters, material contracts, intellectual property, historical, current financial condition, compliance with international trade and sanctions regulations, anti-corruption, employment structure, human resources and related matters, ongoing economic and contractual relationships with its key partners and other diligence matters. Such diligence continued as requested by CAEP through negotiation and finalization of the Business Combination Agreement and Ancillary Documents.

Beginning on July 22, 2025 and continuing through negotiation and finalization of the Business Combination Agreement and Ancillary Documents, representatives of AIR, Kingsway, acting on behalf of AIR, CF&Co., acting on behalf of CAEP, Barclays Capital Inc. (“Barclays”), as M&A and capital markets advisor to AIR in connection with the Business Combination, Latham & Watkins (London) LLP, as legal advisor to AIR (“Latham”), DLA Piper, and Wilmer Cutler Pickering Hale and Dorr LLP, as legal advisor to Barclays (“WilmerHale”), held weekly meetings via videoconference to discuss the status of operating, financial, and legal due diligence, signing and announcement logistics and related workstreams.

On July 24, 2025, representatives of CF&Co., acting on behalf of CAEP, attended an on-site visit of AIR’s manufacturing facility in Grodzisk Mazowiecki, Poland. On the same date, there was an initial videoconference among representatives of Latham, DLA Piper, and CF&Co., acting on behalf of CAEP, to discuss legal workstreams, including structuring, applicable SEC and Nasdaq requirements, tax rules and financial statement requirements and other considerations in connection with the proposed Business Combination.

On July 29, 2025, representatives of CF&Co., acting on behalf of CAEP, attended on-site visits with representatives of AIR at AIR’s headquarters in Dubai, United Arab Emirates to conduct further diligence with the AIR management team and were also provided a guided tour of AIR’s two manufacturing facilities and research and development facility in Ajman, United Arab Emirates.

Between early August 2025 and the end of August 2025, representatives of CAEP, CF&Co., AIR and Barclays held a series of meetings via teleconference and exchanged emails to prepare for a potential equity investment in Pubco and/or CAEP as part of the Business Combination, including, among other things, preparing a presentation for potential investors and aligning on the target investor list, timeline, and outreach process.

On August 8, 2025, Latham shared with DLA Piper and CAEP an initial transaction structure deck and steps plan prepared by AIR’s tax advisor, which presented two alternative options for structuring. On August 9, 2025, a representative of DLA Piper, acting at the direction of CAEP, informed Latham regarding CAEP’s preferred structuring of the Business Combination. On August 11, 2025, a representative of Latham confirmed, on behalf of AIR, that AIR agreed to move forward with CAEP’s preferred transaction structure.

Between August 11, 2025 and August 18, 2025, representatives of DLA Piper and Latham discussed via email the Business Combination Agreement and certain Ancillary Documents, the allocation of drafting responsibility between legal counsel and the responsibility for incorporating Pubco, Cayman Merger Sub and Jersey Merger Sub.

On August 11, 2025, representatives of CF&Co., acting on behalf of CAEP, AIR and DLA Piper participated in a videoconference to discuss AIR’s existing equity compensation plans.

Between July 29, 2025, and August 27, 2025, AIR updated the investor presentation to be used in connection with a potential equity investment in Pubco or CAEP, and representatives of Latham, DLA Piper, Barclays and WilmerHale reviewed, discussed and provided comments to same.

On August 18, 2025, Maples and Calder (Cayman) LLP (“Maples Cayman”) and Maples and Calder (Jersey) LLP (“Maples Jersey,” and together with Maples Cayman, “Maples”) were engaged by CAEP to advise on local Cayman Islands law and Jersey law matters, respectively, in connection with the proposed Business Combination.

Beginning on August 26, 2025, representatives of CF&Co., at the request of AIR, began contacting a limited number of potential investors, each of whom agreed to maintain the confidentiality of the information received pursuant to customary non-disclosure agreements, to discuss AIR, the proposed Business Combination and investment and to determine such investors’ potential interest in participating in an investment involving Pubco. From August 26, 2025, through August 28, 2025, representatives of CF&Co. and AIR participated in various virtual meetings with prospective participants in a potential equity investment.

On September 10, 2025, DLA Piper sent to Latham an initial draft of the Business Combination Agreement. The initial draft of the Business Combination Agreement included the terms of the LOI.

On September 11, 2025, DLA Piper sent to Latham an initial draft of the Sponsor Support Agreement. Similarly, the initial draft of the Sponsor Support Agreement included the terms of the LOI.

On September 14, 2025, DLA Piper sent to Latham a further revised draft of the Business Combination Agreement, which had been updated to reflect certain corporate formalities and mechanical requirements under Cayman Islands and Jersey law.

On September 15, 2025, DLA Piper sent to Latham an initial draft of the Shareholder Support Agreement. On the same date, representatives of DLA Piper and Latham had a call to discuss the Business Combination Agreement, Sponsor Support Agreement and Shareholder Support Agreement.

Beginning on September 18, 2025, and continuing through the execution of the Business Combination Agreement, representatives of DLA Piper and Latham held several additional teleconferences to discuss a number of legal due diligence topics related to AIR’s business and operations.

On each of September 19, 2025 and September 22, 2025, Latham sent to DLA Piper revised drafts of the Business Combination Agreement, which reflected, among other things, the absence of standalone shareholder support agreements or arrangements, a $1.456 billion equity value (not subject to further deduction for net debt), the addition of the AIR Earnout Shares as a portion of the consideration, a six-month lock-up for Pubco Ordinary Shares issued to AIR Shareholders, changes to representations and warranties of each party, changes to the scope of the interim operating covenants of AIR and CAEP, and more limited circumstances under which the CAEP Board could change its recommendation to CAEP Shareholders to vote in favor of the Proposals.

On September 23, 2025, representatives of DLA Piper and Latham discussed the Business Combination Agreement.

Beginning on September 25, 2025 and continuing through October 27, 2025, representatives of Maples Jersey participated in several calls with representatives of Walkers Jersey, AIR’s local Jersey counsel, to discuss the mechanics surrounding the implementation of the Jersey Merger and the Jersey-law aspects of the Business Combination Agreement.

On September 29, 2025, Latham sent to DLA Piper a revised draft of the Sponsor Support Agreement.

On September 30, 2025, DLA Piper sent to Latham a revised draft of the Business Combination Agreement.

Between September 30, 2025 and October 16, 2025, representatives of DLA Piper and Latham held separate status calls twice a week regarding the timeline and process relating to the potential Business Combination and the progress of legal workstreams in connection therewith.

On October 1, 2025, Latham sent DLA Piper a list of material open business and legal issues based on the latest drafts of the Business Combination Agreement and Ancillary Documents.

On October 2, 2025, representatives of DLA Piper participated in a call with representatives of Latham to discuss preparation of the Form F-4 and related workstreams, including the anticipated timeline discussed by the parties, the status of the preparation of the PCAOB audited financial statements of AIR and various other matters relevant to the filing.

On October 3, 2025, representatives of DLA Piper, CF&Co., acting on behalf of CAEP, AIR, Kingsway and Latham participated in a videoconference to discuss, among other things, AIR’s equity-incentive award scheme and the Pubco Ordinary Shares issuable to employees of Pubco and its subsidiaries pursuant to certain milestones related to financial achievements of AIR.

Between October 3, 2025 and October 5, 2025, representatives of DLA Piper and Latham, acting at the direction of CAEP and AIR, respectively, held multiple telephone calls to discuss open commercial and legal points on the Business Combination Agreement and Ancillary Documents. The principal terms at issue and discussed during these calls were the inclusion of the Shareholder Support Agreement generally and the aggregate ownership of AIR Shareholders that would be executing such agreement, whether and to what extent the calculation of equity value would be subject to any deductions, the right of the CAEP Board to change its recommendation to CAEP Shareholders to vote in favor of the Proposals, the types of business activities and operations of AIR during the Interim Period that would require CAEP’s prior written consent, the terms of the lock-up arrangements (and triggers for early release and the form and manner of repayment of the Sponsor Loan and Sponsor Note.

On October 5, 2025, DLA Piper sent to Latham a revised draft of the Sponsor Support Agreement.

On October 7, 2025, DLA Piper sent to Latham an initial draft of the A&R Registration Rights Agreement.

On October 8, 2025, Latham sent to DLA Piper a revised draft of the Business Combination Agreement, which reflected, among other things, changes with respect to the treatment of equity awards and calculation of fully-diluted AIR shares, AIR Shareholders contemplated to sign the Shareholder Support Agreement, changes to representations and warranties of each party, and changes to the scope of the interim operating covenants of AIR and CAEP.

On October 10, 2025, Latham sent to DLA Piper revised drafts of the Sponsor Support Agreement and the Shareholder Support Agreement.

On October 13, 2025, representatives of DLA Piper and Latham held a telephonic conference to discuss, among other things, the treatment of equity awards and the inclusions and exclusions in the calculation of the fully-diluted share count of AIR under the Business Combination Agreement.

Additionally, on October 13, 2025, the CAEP Audit Committee was provided with the final draft of the CF&Co. M&A Engagement Letter for its review.

On October 15, 2025, Latham sent to DLA Piper an initial draft of AIR’s disclosure letter to the Business Combination Agreement. Several revised drafts of such disclosure letter were exchanged on each of October 23, October 31, November 4, November 5, November 6, and November 7, 2025, and multiple discussions took place in connection with same, until such disclosure letter was finalized prior to the signing of the Business Combination Agreement.

On October 17, 2025, representatives of CF&Co., acting on behalf of CAEP and Kingsway, acting on behalf of AIR, held a call to discuss business issues related to the latest drafts of the Business Combination Agreement and the Ancillary Documents.

On October 18, 2025, representatives of DLA Piper and Latham held a call to discuss the Shareholder Support Agreement.

On October 21, 2025, DLA Piper sent to Latham a revised draft of the Sponsor Support Agreement.

Additionally, on October 21, 2025, representatives of CAEP, CF&Co. and Cantor, on behalf of CAEP, participated in a telephonic conference with representatives of KPMG LLP (“KPMG”) to discuss, among other things, an engagement to provide certain tax due diligence services in connection with the Business Combination.

On October 22, 2025, CAEP engaged KPMG to provide certain tax due diligence services in connection with the Business Combination and KPMG representatives were granted access to the Data Room.

Between October 23, 2025 and October 30, 2025, representatives of KPMG requested, received and reviewed additional information regarding AIR’s tax matters, and on October 23, 2025 and October 29, 2025, representatives of KPMG, CF&Co., Cantor and AIR held due diligence video conference calls regarding tax matters in multiple jurisdictions including the U.S., U.K., Spain, Germany, Saudi Arabia and the United Arab Emirates.

On October 23, 2025, DLA Piper sent to Latham the initial draft of CAEP’s disclosure letter to the Business Combination Agreement. Comments to and revised drafts of such disclosure letter were exchanged on October 27, October 30, and November 5, 2025, at which point such disclosure letter was agreed to be in final form prior to the signing of the Business Combination Agreement.

On October 23, 2025, the CAEP Audit Committee approved the entry by CAEP into the CF&Co. M&A Engagement Letter and CAEP and CF&Co. executed the CF&Co. M&A Engagement Letter. On the same date, Latham sent DLA Piper a revised draft of the A&R Registration Rights Agreement.

On October 25, 2025, Latham provided to DLA Piper revised drafts of the Sponsor Support Agreement and the Shareholder Support Agreement. On the same date, representatives of CAEP, CF&Co., DLA Piper, Latham and Kingsway held a conference call to negotiate and resolve terms of the Business Combination Agreement and Ancillary Documents. The principal points that were discussed included the inclusions and exclusions in the $1.456 billion equity value and in calculating the exchange ratio determining the number of Pubco Ordinary Shares the AIR Shareholders would receive in exchange for their AIR Ordinary Shares, the terms of the lock-ups (and triggers for early release) applicable to the Pubco Ordinary Shares to be held by AIR Shareholders, the scope of representations and disclosures by AIR under the Business Combination Agreement and the provision of a general waiver and release by the AIR Shareholders. Status of legal, financial and accounting due diligence was also discussed during this meeting.

Also on October 27, 2025, the CAEP Board was provided the then-current drafts of the Business Combination Agreement and the other Ancillary Documents, CAEP’s and AIR’s respective disclosure letters to the Business Combination Agreement, the deSPAC Agreement and a presentation from Maples Cayman regarding fiduciary duties of directors under Cayman Islands law.

On October 29, 2025, representatives of DLA Piper and Latham had a call to discuss the Business Combination Agreement and the other Ancillary Documents.

On October 30, 2025, an all-hands videoconference was held with representatives of DLA Piper, CF&Co., Latham, AIR, Kingsway, Barclays and WilmerHale. On the same date, DLA Piper sent to Latham a revised draft of the A&R Registration Rights Agreement.

On November 1, 2025, the CAEP Board was provided a draft presentation from CF&Co. regarding the Business Combination.

On November 2, 2025, the CAEP Board was provided the then-current drafts of the Business Combination Agreement and the other Ancillary Documents, CAEP’s and AIR’s respective disclosure letters to the Business Combination Agreement, the deSPAC Agreement and the Cayman Plan of Merger.

On November 3, 2025, representatives of CF&Co., DLA Piper, Latham, AIR and Kingsway held a videoconference call to resolve the open business and legal points, including, among others, the earnout provisions applicable to the Sponsor’s CAEP Founder Shares, and the terms of the earnout (and potential early earnout triggers) for the AIR Earnout Shares, the finalization of the inclusions and exclusions in the $1.456 billion equity value and in calculating the fully-diluted share count of AIR used for the exchange ratio to determine the number of Pubco Ordinary Shares the AIR Shareholders would receive in the Jersey Merger, the scope of representations and disclosures by AIR under the Business Combination Agreement and restrictions on changes to AIR during the Interim Period between signing of the Business Combination Agreement and Closing.

Throughout the course of November 3, 2025 through November 5, 2025, representatives of DLA Piper and Latham, acting at the direction of CAEP and AIR, respectively, continued to discuss and negotiate the terms of the Business Combination Agreement and Ancillary Documents.

On November 4, 2025, Latham sent to DLA Piper comments to the A&R Registration Rights Agreement. Additional comments and revised drafts of the A&R Registration Rights Agreement were exchanged between Latham and DLA Piper over the course of that same day and the following day. The A&R Registration Rights Agreement was in an agreed-upon, final form on November 5, 2025.

Further, on November 4, 2025, the CAEP Board was provided drafts of written resolutions of the CAEP Board and CAEP Audit Committee approving the Transactions.

On November 5, 2025, DLA Piper sent to Latham a revised draft of the Business Combination Agreement, reflecting updates that had been discussed over the past few days.

Further on November 5, 2025, a special meeting of the CAEP Board was held. In addition to all members of the CAEP Board, the meeting was attended by officers of CAEP and representatives of the Sponsor, CF&Co. and DLA Piper. The CAEP Board, with the assistance of its financial and legal advisors, discussed and reviewed the terms of the Business Combination, including the terms and conditions of the Business Combination Agreement and the Ancillary Documents, the potential benefits of, and risks relating to, the Business Combination, the reasons for entering into the Business Combination Agreement, the proposed timeline for entering into the definitive transaction agreements and announcing the Business Combination, and related fiduciary duties, and conflicts of interest of the Sponsor and the officers and directors of CAEP with respect to the Business Combination.

Following the special meeting of the CAEP Board on November 5, 2025, the CAEP Board was provided updated drafts of the Business Combination Agreement and certain other Ancillary Documents, as well as CAEP’s and AIR’s respective disclosure letters to the Business Combination Agreement.

Following the special meeting of the CAEP Board on November 5, 2025, by written resolutions, the CAEP Audit Committee approved the entry into the Business Combination Agreement and the Transactions and each of the Ancillary Documents that included CAEP and either the Sponsor or CF&Co. as parties and certain other matters.

Additionally, on November 5, 2025, by unanimous written resolutions, the CAEP Board unanimously approved the Business Combination and the other Transactions, the entry into the Business Combination Agreement and the Ancillary Documents to be executed by CAEP and recommended that the CAEP Shareholders vote “FOR” the Business Combination Proposal. See “— The CAEP Board’s Reasons for the Approval of the Business Combination” for additional information related to the factors considered by the CAEP Board in approving the Business Combination.

From November 5, 2025 through early in the morning on November 7, 2025, representatives of CAEP and AIR continued to discuss and negotiate the terms of the Business Combination Agreement and Ancillary Documents. During this period, representatives of DLA Piper and Latham held multiple rounds of discussions to finalize, at the respective direction of CAEP and AIR, all pending issues and exchanged drafts of the Business Combination Agreement and AIR’s disclosure letter to the Business Combination Agreement, which changes primarily related to the scope of representations and warranties and interim operating covenants of AIR.

On November 6, 2025, the CAEP Board and the CAEP Audit Committee held a meeting to review CAEP’s quarterly reporting on Form 10-Q for the quarter ended September 30, 2025. At that meeting, the CAEP Board was provided an update on the status of the proposed Business Combination, the Business Combination Agreement and the other Ancillary Documents.

In the early morning on November 7, 2025, representatives of DLA Piper, CAEP, CF&Co., Latham, AIR and Kingsway participated in a videoconference to discuss revisions to certain restrictions on AIR’s conduct of its operations during the Interim Period, including with respect to AIR’s ability to make certain equity and cash-based payments between signing and Closing without CAEP’s prior written consent. Following the conclusion of the videoconference, CAEP and AIR finalized the terms of the Business Combination Agreement and AIR’s disclosure letter to the Business Combination Agreement, and the final versions of each were provided to the CAEP Board.

On November 7, 2025, prior to the U.S. market opening on the same day, CAEP, AIR, Pubco, Cayman Merger Sub and Jersey Merger Sub executed the Business Combination Agreement. Concurrently with the execution of the Business Combination Agreement, CAEP also entered into the Shareholder Support Agreement and the Sponsor Support Agreement, in each case, with the applicable counterparties thereto. See “Summary of the Proxy Statement/Prospectus — Related Agreements” for additional information.

On November 7, 2025, immediately following execution of the Business Combination Agreement and other Ancillary Documents, the parties issued a joint press release announcing the execution of the Business Combination Agreement, and CAEP published a current report on Form 8-K with the SEC that included a copy of the joint press release, the Business Combination Agreement, and the forms or copies of the other executed Ancillary Documents.

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The CAEP Board’s Reasons for the Approval of the Business Combination

The CAEP Board considered a variety of factors in connection with its evaluation of the Business Combination. In light of the complexity of those factors, the CAEP Board, as a whole, did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors it took into account in reaching its decision. Individual members of the CAEP Board may have given different weight to different factors. Certain information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Cautionary Note Regarding Forward-Looking Statements.”

Neither the CAEP Board nor any committee thereof obtained a fairness opinion (or any similar report or appraisal) in determining whether to pursue the terms of the Business Combination (including the consideration to be received by CAEP Shareholders and AIR Shareholders). The independent directors of the CAEP Board did not retain an unaffiliated representative to act solely on behalf of the unaffiliated CAEP Shareholders to negotiate the terms of the Business Combination and/or prepare a report concerning the approval of the Business Combination.

Before reaching its decision, the CAEP Board was provided information regarding the findings from the due diligence conducted by its advisors, reviewed the analyses conducted by its management, representatives of the Sponsor and CAEP’s legal and financial advisors, and discussed the diligence findings at the November 5, 2025 special meeting. The due diligence conducted by CAEP’s management, CAEP’s legal and financial advisors and representatives of the Sponsor included:

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financial and valuation analyses of AIR and the Business Combination utilizing information provided by AIR and publicly available information presented by CF&Co. to the CAEP Board in CF&Co.’s capacity as financial advisor to CAEP;
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review of historical financial performance of AIR;
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financial, tax, legal, intellectual property, manufacturing, regulatory, insurance, accounting, operational, business, management, employment and other due diligence, including a review of material contracts and other material matters;
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meetings and calls with the management team and employees of AIR regarding, among other things, operations, plans, customers, targeted products and services; and
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consultation with CAEP management and its legal and financial advisors.

The CAEP Board determined that pursuing a potential business combination with AIR would be an attractive opportunity for CAEP and CAEP Shareholders, which determination was based on a number of factors including, but not limited to, the following material factors:

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AIR’s Market Position. AIR is a leading manufacturer and marketer of flavored molasses and related products sold for use in HoReCa and in the home.
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AIR’s Financial Performance. AIR’s Core Business has consistently generated significant EBITDA and cash flow. See “Comparable Company Analysis.”
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AIR’s Established and Evolving Brands. AIR’s Al Fakher brand is recognized as a leader in branded flavored molasses. Based on internal estimates for the year ended December 31, 2024, three of the five best-selling flavors globally belong to the Al Fakher brand. AIR’s Shisha Kartel brand is also growing in certain Focus Markets with a focus on targeting non-traditional hookah customers.
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AIR’s Partnerships. AIR is pursuing partnerships with third-party brands, celebrities and HoReCa associated with hookah. In 2025, AIR partnered with Snoop Dogg to launch a premium collection of exclusive, co-branded hookah flavors, available for purchase in the United States and Germany.
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AIR’s Manufacturing Capacity. AIR manufactures its products directly at three facilities in the UAE and European Union and utilizes third-party manufacturers at five facilities.
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OOKA Product Development. AIR launched OOKA in 2023, which is an innovative, charcoal-free, electrically heated hookah designed to eliminate the need for extensive set-up and cleaning requirements and has already been launched in three key markets: the UAE, Germany and the United States.
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AIR’s Proprietary Technology and Intellectual Property. AIR has prioritized control over its proprietary technology and trade secrets, including approximately 150 registered and pending patents as of June 2025. AIR’s flavor mixing recipes are also maintained in centralized quality control databases and production teams have limited access to the inputs of the recipes.
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Continued Ownership by AIR Shareholders. The CAEP Board considered that (a) AIR is, and Pubco initially will be, majority owned by the Kingsway Holders, (b) AIR Shareholders are converting all of their equity into Pubco Ordinary Shares, (c) AIR Shareholders will be significant shareholders of Pubco after Closing, and (d) all of Pubco Ordinary Shares received by AIR Shareholders will be subject to a lock-up.
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Pubco Management. Following completion of the Business Combination, Pubco will be led by the same management team that led AIR prior to the Business Combination. AIR’s management team has years of experience in consumer products.
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AIR Being an Attractive Target. The CAEP Board considered the fact that AIR (i) provides products that currently have an attractive base of customers, (ii) is focused on new product development that is intended to expand its markets, (iii) has strong Adjusted EBITDA and cash flow generation in its Core Business and (iv) might benefit from the consummation of the Business Combination by becoming a public company.
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Terms and Conditions of the Business Combination Agreement. The terms and conditions of the Business Combination Agreement and the Business Combination were, in the opinion of the CAEP Board, the product of arm’s-length negotiations between the parties.
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No Minimum Cash Condition. The Business Combination Agreement does not include any closing conditions relating to a minimum amount of cash, which provides more certainty for Closing.
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Redemption Option. The right of CAEP Shareholders to redeem their Public Shares in connection with the Closing as further described herein.

In the course of its deliberations, in addition to the various other risks associated with the business of AIR, as described in the section entitled “Risk Factors” appearing elsewhere in this proxy statement/prospectus, the CAEP Board also considered a variety of uncertainties, risks and other potentially negative factors relevant to the Business Combination, including the following:

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Macroeconomic Risks Generally. Macroeconomic uncertainty, including the potential impact of the potential tariffs to be instituted by the United States government, and the effects that could have on Pubco’s revenue and financial performance.
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Competition. AIR has multiple local or regional competitors that market flavored molasses in one or more of the markets in which AIR operates. Additionally, the tobacco business has numerous multi-national companies that produce numerous tobacco products (cigarettes, vapes, smokeless tobacco, cigars) that also compete with AIR’s products.
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Customer Preferences. Pubco’s success will depend on its ability to anticipate and respond to changes in customer preferences. For example, there is a growing demand for products perceived as healthier or more natural. Rapid shifts in customer preferences may require Pubco to quickly adapt its product mix, designs and manufacturing schedules.
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AIR’s Recent Performance. Recent revenue performance declined (-1.0% CAGR) between 2022 and 2024 as AIR’s management focused on repositioning key markets in the business and integrating recent acquisitions. While revenue has increased since then, there is no guarantee that such growth will extend in future periods.
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Restructuring Charges. Partially as a result of the integration of various acquisitions, restructuring charges have averaged over $5.5 million per year from 2021 to 2024. To the extent AIR continues to pursue acquisitions and/or reengineer its business, restructuring charges may continue to impact financial performance.
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AIR’s New Product Introduction. AIR has significantly invested in developing OOKA, its newly developed product that has a limited sales history. Future adoption of OOKA by HoReCa and individuals is uncertain, and there is no guarantee AIR will recoup that investment and significantly enhance its revenues as a result of OOKA.
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AIR’s Related Party Transactions. Entities controlled by Khaleel Mamoori, a current director of AIR who was the beneficial owner of approximately 10% of AIR’s outstanding share capital for the years ended December 31, 2024 and December 31, 2023, are third-party manufacturers and distributors of AIR products. Sales to entities controlled by Mr. Mamoori, including royalties, constituted $83.0 million of AIR’s revenue for the year ended December 31, 2024 (or 22.1% of total revenue for the same period). Any disputes with this shareholder could have a negative impact on AIR’s business.
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AIR’s Lack of Projections. AIR declined to provide CAEP with forecasts for Q4 2025, 2026 or any subsequent years, and therefore, CAEP was unable to analyze such projections as part of its due diligence.
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Product Liability. Most of AIR’s products contain nicotine. Additionally, AIR’s traditional flavored molasses products involve by-products produced while heating shisha with charcoal, such as carbon monoxide, which have been identified as harmful to human health. Currently, there is no way of knowing whether these products are safe for their intended use. While AIR has not yet encountered claims related to the health consequences of its products, Pubco may face such claims in the future, similar to other manufacturers of tobacco-inclusive products, which could impact the demand for shisha and the value of Pubco.
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Global Operations and Compliance Considerations. Due to the global nature of AIR’s business, Pubco will be exposed to the risk of non-compliance with U.S., EU and U.K. sanctions and of the other economic, financial and trade sanctions laws and regulations of the various jurisdictions in which AIR operates (collectively, “Sanctions”). While AIR believes that it has complied with applicable Sanctions and has expressed its intent to continue to do so, at the time of the CAEP Board’s approval of the Business Combination, AIR had in the past operated in several jurisdictions that were then (or had been previously) the subject of comprehensive or targeted Sanctions and had since exited those jurisdictions, including Iran, Russia, Sudan and Syria. At the time of the CAEP Board’s approval of the Business Combination, AIR operated in Afghanistan, the Democratic Republic of Congo, Iraq, Lebanon, Libya, Mali, Sudan, Venezuela and Yemen, all of which are subject to certain targeted Sanctions. Subsequent to the CAEP Board’s approval of the Business Combination, AIR recommenced operations in Syria, which remains subject to certain targeted Sanctions.
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Regulatory Risks With Respect to Tobacco- or Nicotine-Inclusive Inhalation Products. Governmental actions, combined with the diminishing social acceptance of smoking tobacco-inclusive products, have resulted in reduced tobacco industry sales volumes. It is anticipated that significant regulatory developments will continue to take place over the next few years in most of the markets Pubco will be operating in and AIR’s products will continue to be regulated globally by regulators with jurisdictions over countries, states and local areas. Additional regulation could impact the demand for flavored molasses and the value of Pubco.
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Employee Equity. Pubco will have available a significant number of shares that can be issued to employees of Pubco and its subsidiaries, which could significantly dilute Public Shareholders.
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Absence of Fairness Opinion. CAEP did not obtain a fairness opinion (or any similar report or appraisal) in connection with the Business Combination.
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Shares Available for Sale/Lock-Ups. The Pubco Ordinary Shares to be issued to AIR Shareholders in exchange for their AIR Ordinary Shares and the Sponsor in exchange for its CAEP Ordinary Shares are subject to a six-month lock-up, subject to the exceptions described in this proxy statement/prospectus. Pubco is required to file a resale shelf registration statement within 90 days after Closing in order for such shares to be registered and will also provide additional demand and piggyback registration rights with respect to such shares. Upon the registration of such Pubco Ordinary Shares and upon the expiration of any applicable lock-up, a substantial number of Pubco Ordinary Shares will become available for sale, which could have a negative impact on Pubco’s share price.
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Liquidation. The risks and costs to CAEP if the Business Combination is not completed, including the risk of diverting management focus and resources from other businesses combination opportunities, which could result in CAEP being unable to effect a business combination prior to the Combination Deadline, which would require CAEP to liquidate.
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Closing Conditions. Completion of the Business Combination is conditioned on the satisfaction of certain closing conditions that are not within CAEP’s control.
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CAEP Shareholders Holding a Minority Position in Pubco. CAEP Shareholders will hold a minority ownership position in Pubco following completion of the Business Combination, with existing Public Shareholders owning up to approximately 15.1% of the Pubco Ordinary Shares to be issued and outstanding after Closing, assuming, among other things, that no AIR Earnout Shares are released in accordance with their terms, that no Public Shareholders exercise redemption rights with respect to their Public Shares upon completion of the Business Combination and that no Pubco Ordinary Shares are issued pursuant to the Incentive Plan.
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Control of Pubco by the Kingsway Holders. Upon completion of the Business Combination, the Kingsway Holders will beneficially own at least approximately 53.3% of the Pubco Ordinary Shares to be issued and outstanding after Closing and will exercise majority voting control over Pubco, assuming, among other things, that no AIR Earnout Shares are released in accordance with their terms, that no Public Shareholders exercise redemption rights with respect to their Public Shares upon completion of the Business Combination and that no Pubco Ordinary Shares are issued upon exercise or settlement of the Assumed Conditional Awards or pursuant to the Incentive Plan. As a result, Pubco will be a “controlled company” within the meaning of the rules of Nasdaq after Closing, with many significant decisions of Pubco being controlled or requiring approval by the Kingsway Holders. Accordingly, Public Shareholders will have a limited right to participate in the decision making of Pubco after Closing and will be subject to the decisions of Pubco’s controlling shareholders. If Public Shareholders are unhappy with any decisions made, they may only be able to sell their Pubco Ordinary Shares, potentially at a loss.
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Sponsor Incentives. The Sponsor and its affiliates may be incentivized to complete the Business Combination, or an alternative initial business combination with a less favorable company or on terms less favorable to CAEP Shareholders, rather than to liquidate (in which case the Sponsor would lose its entire investment in CAEP). In addition, as described elsewhere in this proxy statement/prospectus, CF&Co. is entitled to fees that will only be received if the Business Combination is completed. As a result, the Sponsor and directors on the CAEP Board affiliated with the Sponsor may have a conflict of interest in determining whether the Business Combination is an appropriate transaction to be consummated by CAEP and/or in evaluating the terms of the Business Combination.
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Litigation/CAEP Shareholder Actions. The possibility of litigation challenging the Business Combination or that an adverse judgment granting permanent injunctive relief could indefinitely enjoin consummation of the Business Combination, including that CAEP Shareholders may object to and challenge the Business Combination and take action that may prevent or delay the Closing.
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Fees and Expenses. The fees and expenses associated with completing the Business Combination.
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Redemptions. The risk that a significant number of holders of Public Shares would exercise their redemption rights, thereby depleting the amount of cash available in the Trust Account to fund Pubco’s business after the Business Combination and reducing Pubco’s public “float” and the liquidity of the trading market for Pubco Ordinary Shares upon and after Closing.
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Exchange Listing. The potential inability to maintain the listing of Pubco Ordinary Shares on Nasdaq or another national securities exchange immediately following the Closing including, as an example, the ability to maintain a sufficient number of round lot holders in the event of excessive redemptions by the holders of Public Shares.
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Valuation. The risk that the CAEP Board may not have properly valued AIR’s business.
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Distraction to Operations. The risk that the potential diversion of AIR’s management and employee attention as a result of the Business Combination may adversely affect AIR’s operations.

In addition to considering the factors described above, the CAEP Board also considered that:

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Interests of Certain Persons. The Sponsor, its affiliates and certain executive officers and directors of CAEP, as individuals, may have interests in the Business Combination that are in addition to, and that may be different from and may conflict with, the interests of CAEP Shareholders (see the section entitled “The Business Combination Proposal — Interests of the Sponsor and CAEP’s Directors and Executive Officers in the Business Combination”). CAEP’s independent directors on the CAEP Audit Committee reviewed and considered these interests during the negotiation of the Business Combination and in evaluating and unanimously approving, as members of the CAEP Audit Committee, the Business Combination Agreement and the Transactions.
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Differing Returns. The Sponsor paid $25,000, or approximately $0.004 per share, for the CAEP Founder Shares (of which it currently holds 6,900,000, 3,400,000 of which the Sponsor has agreed to surrender, for no consideration, immediately prior to, and subject to the consummation of, the Cayman Merger), which such CAEP Founder Shares (after accounting for the share surrender and assuming the vesting of all Sponsor Earnout Shares), if unrestricted and freely tradeable, would be valued at approximately $35.8 million, based on the closing price of CAEP Class A Ordinary Shares of $10.23 on November 7, 2025, the date CAEP announced the Business Combination. As a result, the Sponsor may be able to recover its investment in CAEP and realize a profit even if the value of Pubco Ordinary Shares declines following Closing. After considering the foregoing, the CAEP Board concluded, in its business judgment, that the potential benefits to CAEP and the CAEP Shareholders relating to the Business Combination outweighed the potentially negative factors and risks relating to the Business Combination.

Interests of CAEP Directors and Officers in the Business Combination

When Public Shareholders consider the recommendation of the CAEP Board in favor of approval of the Business Combination and other Proposals, Public Shareholders should keep in mind that the Sponsor and CEPT’s directors and officers have interests in the Proposals that are different from or in addition to (and which may conflict with), the interests of a Public Shareholder as a CAEP Shareholder. These interests include, among other things:

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As of the date hereof, the Sponsor is the record holder of 6,900,000 CAEP Founder Shares and 580,000 CAEP Private Placement Shares. The following persons have material interests in the Sponsor: Cantor is the sole member of the Sponsor; CFGM is the managing general partner of Cantor; and Brandon G. Lutnick is the controlling trustee of the trusts owning all of the voting shares of CFGM and the Chairman and Chief Executive Officer of CFGM and Cantor. As of the date hereof, each of Cantor, CFGM and Brandon G. Lutnick may be deemed to have beneficial ownership of the CAEP Ordinary Shares held directly by the Sponsor. Each such entity or person disclaims any beneficial ownership of the reported shares other than to the extent of any pecuniary interest they may have therein, directly or indirectly. As of the date hereof, other than Brandon G. Lutnick (as described above) and Danny Salinas (who has a minority limited partnership interest in Cantor), none of CAEP’s other directors or executive officers has a direct or indirect ownership interest in the Sponsor and none of CAEP’s directors or executive officers has beneficial ownership of the CAEP Ordinary Shares held directly by the Sponsor;
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The Sponsor paid $25,000, or approximately $0.004 per share, for the 6,900,000 CAEP Founder Shares, and $5,800,000, or $10.00 per share, for the 580,000 CAEP Private Placement Shares. Pursuant to the Sponsor Support Agreement, the Sponsor has agreed to surrender, for no consideration, which CAEP will cancel, 3,400,000 CAEP Founder Shares immediately prior to, and subject to the consummation of, the Cayman Merger, resulting in the Sponsor owning 3,500,000 CAEP Founder Shares immediately after such surrender. As of December 31, 2025, the aggregate value of shares held by the Sponsor is estimated to be approximately $41.6 million, assuming the per share value of the shares is the same as the $10.20 closing price of the CAEP Class A Ordinary Shares on Nasdaq on December 31, 2025. As a result, the Sponsor may be able to recover its investment in CAEP and realize a profit even if the value of Pubco Ordinary Shares declines following Closing.
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The 6,900,000 CAEP Founder Shares and 580,000 CAEP Private Placement Shares held by the Sponsor and purchased by the Sponsor for $5,825,000 will be worthless if a business combination is not consummated by CAEP by the end of the Combination Period;
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Pursuant to the Insider Letter, the Sponsor agreed that, subject to limited exceptions, the 580,000 CAEP Private Placement Shares it holds will not be sold or transferred until 30 days after CAEP has completed a business combination and that the 6,900,000 CAEP Founder Shares it holds will not be sold or transferred until the earlier of (a) the one-year anniversary of CAEP’s initial business combination, (b) subsequent to CAEP’s initial business combination, (i) if the last reported sale price of the CAEP Class A Ordinary Shares equals or (ii) exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after CAEP’s initial business combination, and (c) the date on which CAEP completes certain material transactions that result in all of its shareholders having the right to exchange their shares for cash, securities or other property. The Sponsor Support Agreement supersedes the lock-up provided for in the Insider Letter and provides that the lock-up will apply to the Post-Combination Founder Shares until the earlier of (x) six months after the Cayman Closing Date and (y) an early release event as set forth in the Sponsor Support Agreement;
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Pursuant to the Sponsor Support Agreement, the Sponsor has agreed that 1,500,000 of the Post-Combination Founder Shares will be subject to the Sponsor Earnout Conditions;
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CF&Co., an affiliate of the Sponsor and Cantor, is a party to the CF&Co. M&A Engagement Letter, pursuant to which CAEP has engaged CF&Co. as its exclusive financial advisor in connection with the Transactions. For the services provided thereto, CF&Co. will receive a cash fee at Closing equal to approximately $24.235 million, being equal to 1.5% of the enterprise value of AIR less $2 million, which fee will be reduced by an amount equal to the lesser of (i) $1.98 million and (ii) the product of: (x) 5.5%, (y) $10.00 and (z) the number of Public Shares redeemed in connection with the Transactions. In addition, CF&Co. previously entered into the Business Combination Marketing Agreement, pursuant to which CF&Co. will receive a $10.38 million cash fee at Closing. Payment of the foregoing fees are contingent on Closing;
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The Sponsor and CAEP’s officers and directors have agreed not to redeem any CAEP Ordinary Shares held by them in connection with a shareholder vote to approve a proposed business combination, including the Business Combination;
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The CAEP Memorandum and Articles provide that, to the fullest extent permitted by applicable law: (a) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as CAEP; and (b) CAEP renounces any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and CAEP, on the other. In the course of their other business activities, CAEP’s officers and directors may have, or may become aware of, other investment and business opportunities which may be appropriate for presentation to CAEP as well as the other entities with which they are affiliated. CAEP’s management has pre-existing fiduciary duties and contractual obligations and if there is a conflict of interest in determining to which entity a particular business combination opportunity should be presented, any pre-existing fiduciary obligation will be presented the business combination opportunity before CAEP is presented with it. CAEP does not believe that the pre-existing fiduciary duties or contractual obligations of its officers and directors materially impacted its search for an acquisition target;
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CAEP has until the end of the Combination Period to consummate a business combination. If the Business Combination with Pubco and AIR is not consummated and CAEP does not consummate another business combination by the end of the Combination Period, CAEP will cease all operations except for the purpose of winding up, redeeming 100% of the issued and outstanding Public Shares for cash and, subject to the approval of its remaining shareholders and the CAEP Board, dissolving and liquidating, subject in each case above to CAEP’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In such event, the 6,900,000 CAEP Founder Shares and 580,000 CAEP Private Placement Shares held by the Sponsor would be worthless because the Sponsor has waived its right to participate in any redemption or distribution with respect to such CAEP Ordinary Shares, and CF&Co. will not receive any of the fees described above;
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CAEP has issued the Sponsor Loan to the Sponsor in respect of the up to $1,750,000 in loans the Sponsor has made, and will make, to CAEP to fund CAEP’s expenses relating to investigating and selecting an acquisition target and other working capital requirements. The Sponsor Loan does not bear interest and is repayable by CAEP to the Sponsor upon consummation of a business combination; provided that, at the Sponsor’s option, at any time on or prior to the consummation of the Business Combination, all or any portion of the amount outstanding under the Sponsor Loan may be converted into CAEP Class A Ordinary Shares at a conversion price of $10.00 per share. Otherwise, the Sponsor Loan would be repaid only out of funds held outside of the Trust Account. As of December 31, 2025, CAEP had $311,783 outstanding under the Sponsor Loan. If the Business Combination or another business combination is not consummated by the end of the Combination Period, the Sponsor Loan may not be repaid to the Sponsor, in whole or in part. Pursuant to the Sponsor Support Agreement, the Sponsor has agreed that upon consummation of the Business Combination, all the amounts owed by CAEP to it under the Sponsor Loan will be repaid in the form of newly issued CAEP Class A Ordinary Shares, rather than in cash, at $10.00 per share;
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CAEP has also issued the Sponsor Note to the Sponsor in respect of the up to $4,140,000 in loans that the Sponsor may make to CAEP in connection with each Redemption Event, such that an amount equal to $0.15 per redeemed Public Share in connection with the applicable Redemption Event will be added to the Trust Account and paid to the holders of the applicable redeemed Public Shares on such Redemption Event. The Sponsor Note does not bear interest and is repayable by CAEP to the Sponsor; provided that, at the Sponsor’s option, at any time on or prior to the consummation of the Business Combination, all or any portion of the amount outstanding under the Sponsor Note may be converted into CAEP Class A Ordinary Shares at a conversion price of $10.00 per share. If CAEP is unable to consummate the Business Combination, the Sponsor Note would be repaid only out of funds held outside of the Trust Account. As of December 31, 2025, CAEP did not have any amounts outstanding under the Sponsor Note;
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If CAEP is unable to complete a business combination by the end of the Combination Period, and to the extent there are any claims by a third party for services rendered or products sold to CAEP or by a prospective acquisition target with which CAEP has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, in each case, reduce the amount of redemption amount to below the lesser of (i) the sum of (A) $10.00 per Public Share and (B) $0.15 per redeemed Public Share pursuant to the funding of the Sponsor Note in connection with a Redemption Event and (ii) the sum of (A) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less interest released to pay taxes, and (B) $0.15 per redeemed Public Share pursuant to the funding of the Sponsor Note in connection with a Redemption Event, then the Sponsor may be liable to CAEP pursuant to the Insider Letter, provided that such liability will not apply to any claims by a third party or prospective acquisition target who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under CAEP’s indemnity of the underwriters of the CAEP IPO against certain liabilities, including liabilities under the Securities Act not to claims brought by CAEP’s public auditor;
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The Sponsor, CAEP’s officers and directors and their Affiliates are entitled to reimbursement for any out-of-pocket expenses incurred by them in connection with certain activities on CAEP’s behalf, such as identifying, investigating, negotiating and completing a business combination. If CAEP does not complete a business combination by the end of the Combination Period, CAEP may not have the cash necessary to reimburse these expenses. As of December 31, 2025, none of the Sponsor, CAEP’s officers and directors or their Affiliates has incurred any such expenses which would be reimbursed at Closing; and
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CAEP’s officers and directors will be eligible for continued indemnification and continued coverage under a tail policy for CAEP’s directors’ and officers’ liability insurance policy for up to a six-year period from and after Closing for events occurring prior to Closing, which tail policy is to be paid for by Pubco at Closing pursuant to the Business Combination Agreement. If the Business Combination does not close, CAEP’s officers and directors may not receive this tail insurance coverage.

Material Differences in Security Holders' Rights, SPAC Versus the Combined Company [Text Block]

COMPARISON OF SHAREHOLDER RIGHTS

This section describes the material differences between the rights of CAEP Shareholders and AIR shareholders before the consummation of the Business Combination and the rights of holders of Pubco Ordinary Shares after the Business Combination. These differences in shareholder rights result from the differences between Jersey law and the Companies Act and the respective governing documents of CAEP and Pubco.

This section does not include a complete description of all differences among such rights, nor does it include a complete description of such rights. Furthermore, the identification of some of the differences of these rights as material is not intended to indicate that other differences that may be equally important do not exist. CAEP Shareholders and AIR Shareholders are urged to carefully read the relevant provisions of Jersey law, the Companies Act, the CAEP Memorandum and Articles and the form of the A&R Pubco Articles that will be in effect as of consummation of the Business Combination. References in this section to the A&R Pubco Articles are references thereto as they will be in effect upon consummation of the Business Combination. However, the A&R Pubco Articles may be amended at any time prior to consummation of the Business Combination by mutual agreement of CAEP, Pubco and AIR or after the consummation of the Business Combination by amendment in accordance with their terms. If the A&R Pubco Articles are amended, the below summary may cease to accurately reflect them as so amended.

The following table describes material differences between the current rights of CAEP Shareholders and AIR shareholders, and the rights of Pubco shareholders after the Business Combination:

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders
Authorized Capital	Authorized Capital	Authorized Capital

The authorized share capital of CAEP is USD $55,500 divided into 500,000,000 CAEP Class A Ordinary Shares, 50,000,000 CAEP Class B Ordinary Shares and 5,000,000 preference shares, par value $0.0001 per share.

The authorized share capital of Pubco is USD $60,000 divided into 500,000,000 Pubco Ordinary Shares, par value USD $0.0001 per share, 50,000,000 Redeemable Deferred Shares, par value USD $0.0001 per share and 50,000,000 Pubco Preferred Shares, par value USD $0.0001 per share.

The authorized share capital of AIR is USD $4,999,980,832 divided into 253,220,000 AIR Ordinary Shares, par value USD$19.7456 per share.
Voting Rights	Voting Rights	Voting Rights

The CAEP Memorandum and Articles provide that prior to the completion of the Business Combination, only holders of CAEP Class B Ordinary Shares, voting together as a single class, will have the right to vote on (a) the appointment and removal of directors of CAEP and (b) continuing CAEP in a jurisdiction outside the Cayman Islands (including any special resolution required to adopt new constitutional documents as a result of CAEP’s approving a transfer by way of continuation to a jurisdiction outside the Cayman Islands). Holders of CAEP Class A Ordinary Shares are not entitled to vote on these matters during such time. These provisions of the CAEP Memorandum and Articles may only be amended if approved by at least 90% of CAEP Ordinary Shares voting at a general meeting. With respect to any other matter submitted to a vote of CAEP Shareholders, including any vote in connection with its initial business combination, holders of shares of CAEP Class A Ordinary Shares and holders of shares of CAEP Class B Ordinary Shares will vote together as a single class, except as required by law. Each CAEP Ordinary Share will have one vote on all such matters.

The A&R Pubco Articles provide that each Pubco Ordinary Share carries one right to vote and Redeemable Deferred Shares have no rights to vote. Holders of one or more series of Pubco Preferred Shares may be issued with such voting rights as may be fixed by resolutions of the Pubco Board.

At any general meeting of the holders of Pubco Ordinary Shares, at least two shareholders present in person (including by electronic means) or by proxy representing at least one-third of the voting power of the then outstanding shares of Pubco entitled to vote at an election of the directors of the Pubco Board at the start of the meeting shall form a quorum for the transaction of business at such meeting.

Subject to the Companies (Jersey) Law 1991, as amended (“Jersey Companies Law”) and any rule, regulation rule, regulation, policy, guideline, or directive of Nasdaq, and unless otherwise specified in the A&R Pubco Articles, any question properly proposed for the consideration of the shareholders at any general meeting shall be decided by the affirmative vote of a simple majority of

The memorandum and articles of association of AIR (“AIR Articles”) provide that each AIR Ordinary Share carries one right to vote.

For any general meeting of the holders of AIR Ordinary Shares, a quorum is required. This quorum must include representatives from key shareholder groups as specified in the AIR Articles, either in person or by proxy, with at least two individuals forming the quorum.

Subject to the Jersey Companies Law and unless otherwise specified in the AIR Articles, any question properly proposed for the consideration of the shareholders at any general meeting shall be decided by the affirmative vote of a simple majority of the votes cast and entitled to vote on the matter, and in the case of an equality of votes, the chairman of such meeting shall not be entitled to a second or casting vote and the resolution shall fail.

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

The presence of holders of a majority of the CAEP Ordinary Shares being individuals present in person or by proxy or if a corporation or other non-natural person by its duly authorized representative or proxy shall be a quorum. At all meetings of Shareholders at which a quorum is present prior to the completion of the Business Combination, the appointment and removal of directors and continuation of CAEP in a jurisdiction outside the Cayman Islands is determined by a majority of the votes cast by the holders of CAEP Class B Ordinary Shares present in person or represented by proxy at the meeting and entitled to vote thereon. Except as otherwise provided in the Companies Act, all other matters presented to the shareholders at a meeting at which a quorum is present shall be determined by the vote of a majority of the votes cast by the CAEP Shareholders present in person, online or represented by proxy at the meeting and entitled to vote thereon.

the votes cast and entitled to vote on the matter, and in the case of an equality of votes, the chairman of such meeting shall not be entitled to a second or casting vote and the resolution shall fail.

Appraisal/Dissenters’ Rights	Appraisal/Dissenters’ Rights	Appraisal/Dissenters’ Rights

Under section 238 of the Companies Act, shareholders of a Cayman Islands company ordinarily have dissenters’ rights with respect to a statutory merger or consolidation. The Companies Act prescribes when shareholder dissenters’ rights will be available and sets the limitations on such rights. Where such rights are available, shareholders are entitled to receive fair value for their shares.

	There are no appraisal rights under the Jersey Companies Law.	There are no appraisal rights under the Jersey Companies Law.
Dividends	Dividends	Dividends

Subject to the Companies Act and except as otherwise provided by the rights attached to any shares, the directors may resolve to pay dividends and other distributions on shares in issue and authorize payment of the dividends or other distributions out of the funds of the company lawfully available therefor. Prior to the consummation of the Business Combination, the directors may only resolve to pay dividends and other distributions on shares in issue if approved by consent in writing of the holders of not less than two-thirds of the issued CAEP Class B Ordinary Shares.

Subject to restrictions in the A&R Pubco Articles, under Jersey Companies Law, a Jersey company may make a distribution at any time and out of any source (other than the nominal capital account or capital redemption reserve) provided that the directors of the company who authorize the distribution make a solvency statement in the prescribed form confirming that they have formed the opinion and that immediately following the date on which the distribution is proposed and for a 12 month period thereafter the company will be able to discharge its liabilities as they fall due.

Likewise, authorizing directors must also make a statutory solvency statement in the event of redeeming or purchasing the company’s shares.

Subject to restrictions in the AIR Articles, under Jersey Companies Law, a Jersey company may make a distribution at any time and out of any source (other than the nominal capital account or capital redemption reserve) provided that the directors of the company who authorize the distribution make a solvency statement in the prescribed form confirming that they have formed the opinion and that immediately following the date on which the distribution is proposed and for a 12 month period thereafter the company will be able to discharge its liabilities as they fall due.

Likewise, authorizing directors must also make a statutory solvency statement in the event of redeeming or purchasing the company’s shares.

Purchase, Repurchase and Redemption of Shares	Purchase, Repurchase and Redemption of Shares	Purchase, Repurchase and Redemption of Shares

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

Subject to the provisions of the Companies Act, the CAEP Memorandum and Articles, any exchange rules, and to any rights conferred on the shareholders or attaching to any class of shares in the capital of CAEP, CAEP may: (i) issue shares on terms that they are to be redeemed or are liable to be redeemed at the option of one or both of CAEP or the holder of such shares on such terms and in such manner as the CAEP Shareholders may determine before the issue of those shares; and (ii) repurchase any of its shares, in such manner and on such other terms as the CAEP Board may agree with the relevant member. Under the Companies Act, the redemption or repurchase of any share may be paid out of CAEP’s profits or out of the proceeds of a fresh issue of shares made for the purpose of such redemption or repurchase, or out of capital if the CAEP can, immediately following such payment, pay its debts as they fall due in the ordinary course of business. In addition, under the Companies Act no such share may be redeemed or repurchased: (a) unless it is fully paid up to its par value; (b) if such redemption or repurchase would result in there being no shares issued and outstanding in the capital of CAEP; or (c) if CAEP has commenced liquidation.

Subject to compliance with the Jersey Companies Law, the A&R Pubco Articles allow the directors of Pubco to authorize the repurchase of Pubco Ordinary Shares. The Jersey Companies Law allows for the redemption or repurchase of shares provided that on the date on which the redemption or purchase is to be effected, there are reasonable grounds for believing that Pubco is, or after the purchase would be, able to pay its liabilities as they become due.

The Pubco Ordinary Shares are not capable of redemption though if for any reason in the future Pubco issued redeemable shares, such shares would be capable of redemption from any source.

A&R Pubco Articles further provide that certain Pubco Ordinary Shares held by AIR Shareholders or the Sponsor that are subject to AIR Earnout Conditions or Sponsor Earnout Conditions, respectively, may be redeemed by Pubco at nil value.

Pubco Preferred Shares may be capable of being redeemed if the terms of the issuance of relevant series of Pubco Preferred Shares so provide.

The repurchase of any Pubco Ordinary Shares or Pubco Preferred Shares may be funded from any source. Once repurchased or redeemed, Pubco Ordinary Shares, Redeemable Deferred Shares and any Pubco Preferred Shares shall be cancelled or held in treasury. All rights, including rights to vote and rights to receive dividends or distributions, on Pubco Ordinary Shares, Redeemable Deferred Shares or any Pubco Preferred Shares held in treasury are suspended.

Subject to compliance with the Jersey Companies Law, the AIR Articles allow the directors of AIR to authorize the repurchase of AIR Ordinary Shares. The Jersey Companies Law allows for the redemption or repurchase of shares provided that on the date on which the redemption or purchase is to be effected, there are reasonable grounds for believing that AIR is, or after the purchase would be, able to pay its liabilities as they become due.

The AIR Ordinary Shares are not capable of redemption though if for any reason in the future AIR issued redeemable shares, such shares would be capable of redemption from any source. Likewise, the repurchase of any AIR Ordinary Shares may be funded from any source.

Once repurchased, AIR Ordinary Shares shall be cancelled or held in treasury. All rights, including rights to vote and rights to receive dividends or distributions, on AIR Ordinary Shares held in treasury are suspended.

Issuance of Shares	Issuance of Shares	Issuance of Shares

Any authorized but unissued CAEP Ordinary Shares are available for issuance by the CAEP Board; provided, however, that prior to the consummation of CAEP’s initial business combination, CAEP may not issue any additional ordinary shares of CAEP that would entitle the holders thereof to (1) receive funds from the Trust Account, or (2) vote as a class with the CAEP Class A Ordinary Shares included as part of the units sold in the CAEP IPO on the consummation of the initial business combination.

The Pubco Board has the power to issue Pubco Ordinary Shares on such terms and conditions as it may determine, including (but not limited to) in connection with employee compensation awards. The Pubco Board has the power to issue Pubco Preferred Shares on such terms and conditions as it may determine.

The board of directors of AIR (the "AIR Board") has the power to issue AIR Ordinary Shares on such terms and conditions as it may determine.
Amendments to Governing Documents	Amendments to Governing Documents	Amendments to Governing Documents
Subject to the Companies Act, CAEP may at any time and from time to time, by special resolution, alter or amend	Amendments to the A&R Pubco Articles may only be effected by a special resolution of the holders of Pubco	Amendments to the AIR Articles may only be effected by a special resolution of the holders of AIR Ordinary

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

the CAEP Memorandum and Articles, in whole or in part.

Prior to the consummation of an initial business combination, Articles 29.1 (appointment and removal of directors) and 47.2 (continuation out of the Cayman Islands) of the CAEP Memorandum and Articles may only be amended by a special resolution passed by at least 90% of holders of CAEP Ordinary Shares as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at a general meeting of which notice specifying the intention to propose the resolution as a special resolution has been given, or by way of unanimous written resolution.

The CAEP Memorandum and Articles and the Companies Act provide that a special resolution must be (i) passed by a majority of not less than two-thirds of such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at a general meeting of the Shareholders of CAEP of which notice specifying the intention to propose the resolution as a special resolution has been duly given and where a poll is taken and regard shall be had in computing a majority to the number of votes to which each such Shareholder is entitled; or (ii) approved in writing by all Shareholders entitled to vote at a general meeting of CAEP.

Ordinary Shares at a general meeting or by written special resolution, being the affirmative vote of the holders of Pubco Ordinary Shares representing not less than sixty six and two thirds per cent (66 2/3%) of the total voting rights of the Pubco shareholders who (being entitled to do so) vote in person or by proxy on the resolution at such general meeting (a “Pubco Special Resolution”).

Shares at a general meeting or by written special resolution, being the affirmative vote of the holders of AIR Ordinary Shares representing not less than sixty six and two thirds per cent (66 2/3%) of the total voting rights of AIR Shareholders who (being entitled to do so) vote in person or by proxy on the resolution at such general meeting.

Number of Directors	Number of Directors	Number of Directors
The CAEP Board shall consist of not less than one person, provided that CAEP may by ordinary resolution of CAEP Shareholders increase or reduce the limits in the number of directors.	The Pubco Board shall initially consist of eight directors, and the Pubco Board may adopt resolutions from time to time to increase or reduce the number of directors constituting the Pubco Board.

The AIR Board shall consist of not less than one person, provided that AIR may appoint additional directors by a resolution of the holders of AIR Ordinary Shares representing a simple majority of the total voting rights of the AIR Shareholders, who (being entitled to do so) vote in person or by proxy on the resolution in general meeting. New directors of AIR may also be appointed by the AIR Board.

Certain shareholders as specified in the AIR Articles may appoint any number of directors, with such appointments becoming effective upon receipt by AIR of notice of the appointment and the person's consent to act as a director. Other shareholders as specified in the AIR Articles, for as long as they hold a specified percentage of shares in AIR, may appoint one director each, with such appointments becoming effective upon receipt by AIR of notice of the appointment and the person's consent to act as a director.

Classes of Directors	Classes of Directors	Classes of Directors

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

The CAEP Board consists of three directors, divided into two classes, Class I and Class II. The term of the initial Class I Directors expires at the first annual general meeting of the CAEP Shareholders, and the term of the initial Class II directors expires at the second annual general meeting of CAEP Shareholders. Each class of successors to replace the class of directors whose term expires at that annual general meeting shall be appointed for a term of office to expire at the second succeeding annual general meeting after their appointment.

Pubco Board is divided into three classes, Class I, Class II and Class III. Each class of Pubco Board shall consist of, as nearly as possible, of one-third of the total number of directors. If the total number of directors is not evenly divisible by three, the Pubco Board shall allocate the number of directors among the classes so that the difference between any two classes does not exceed one, and may reallocate directors among the classes from time to time to maintain such balance following any increase or decrease in the number of directors. The term of the initial Class I Directors expires at the first annual meeting of the Pubco shareholders, the term of the initial Class II directors expires at the second annual meeting of the Pubco shareholders and the term of the initial Class III directors expires at the third annual meeting of the Pubco shareholders. Each class of successors to replace the class of directors whose term expires at that annual general meeting shall be appointed for a term expiring at the annual meeting of the Pubco shareholders held in the third year following the year of their election.

AIR has a single class of directors, who are elected by ordinary resolution of the AIR Shareholders or by the AIR Board. Certain AIR Shareholders have special director's appointment rights which are discussed above.

Removal of Directors	Removal of Directors	Removal of Directors

Directors may be removed by ordinary resolution of CAEP Shareholders; provided that prior to the consummation of an initial business combination, only holders of CAEP Class B Ordinary Shares will have the right to vote on the removal of directors of CAEP.

The office of a director may be vacated if: (a) the director gives notice in writing to CAEP that they resign the office of director; (b) the director is absent from three consecutive meetings of the CAEP Board without special leave of absence from the directors, and the directors pass a resolution that they have by reason of such absence vacated office; (c) the director dies, becomes bankrupt or makes any arrangement or composition with their creditors generally; (d) the director is found to be or becomes of unsound mind; or (e) all of the other directors (being not less than two in number) determine that the director should be removed as a director, either by a resolution passed by all of the other directors at a meeting of the directors duly convened and held in accordance with the CAEP Memorandum and Articles or by a resolution in writing signed by all of the other directors.

There is no statutory right under Jersey Companies Law for shareholders to nominate, appoint or remove directors of a company.

The A&R Pubco Articles provide that a director will cease to hold office if the director: (a) gives notice to Pubco that they resign the office of director; (b) ceases to be a director by virtue of any provision of the Jersey Companies Law or becomes prohibited or disqualified by applicable law; (c) becomes bankrupt or makes and arrangement or composition with their creditors generally; (d) becomes of unsound mind; (e) is removed from office by the affirmative vote of at least 66 2/3% in voting power of the then outstanding Pubco Ordinary Shares entitled to vote thereon as a result of the director's conviction of a serious felony or the director's commission of any material act of dishonesty resulting or intended to result in material personal gain or enrichment of such director at the expense of Pubco; or (f) is prohibited by applicable law, the SEC or any other competent regulatory authority from being a director.

The A&R Pubco Articles provide holders of one or more outstanding series of Preferred Shares who are granted

There is no statutory right under Jersey Companies Law for shareholders to nominate, appoint or remove directors of a company.

The AIR Articles provide that a director will cease to hold office if the director: (a) is prohibited or disqualified from being a director by law; (b) is declared bankrupt in any jurisdiction; (c) makes any arrangement or composition with the director's creditors generally; (d) in the opinion of a registered medical practitioner given to AIR in writing, becomes incapacitated and incapable of acting as a director and may remain incapacitated for more than three months; (e) resigns from office by notice in writing to AIR and the resignation has taken effect in accordance with its terms; or (f) is removed from office by ordinary resolution of the holders of AIR Ordinary Shares.

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders
special rights to elect directors, may also have additional rights in respect of removal of the directors of Pubco.
Filling of Board Vacancies	Filling of Board Vacancies	Filling of Board Vacancies

The company may by ordinary resolution appoint any person to be a director or may by ordinary resolution remove any director, provided that prior to the consummation of a Business Combination and for so long as there are CAEP Class B Ordinary Shares in issue, only the holders of the CAEP Class B Ordinary Shares shall be entitled to vote on any such ordinary resolution.

The CAEP Board may appoint any person to be a director, either to fill a vacancy or as an additional director provided that the appointment does not cause the number of directors to exceed any number fixed by or in accordance with the CAEP Memorandum and Articles as the maximum number of directors.

If a Pubco director:

a) is removed from office pursuant to the A&R Pubco Articles or is prohibited from being a director by operation of law;

b) is or becomes bankrupt, or makes any arrangement or composition with his creditors generally;

c) is or becomes of unsound mind or dies;

d) resigns his office by written notice to Pubco; or

e) their term of office expires,

then the Pubco Board shall be entitled by resolution to appoint a director to fill such vacancy on the Pubco Board. Newly created directorships resulting from an increase in the number of directors are elected by the Pubco Board. Any director elected to fill a vacancy or newly created directorship shall hold office until the next election of the class of directors for which such director shall have been chosen and until his or her successor shall be elected and qualified, or until his or her earlier death, resignation, retirement, disqualification or removal.

AIR may by ordinary resolution appoint any person to be a director, either to fill a vacancy or as an additional director, or may by ordinary resolution remove any director.

Additionally, the AIR Board may appoint any person to be a director, either to fill a vacancy or as an additional director.

Compensation of Directors	Compensation of Directors	Compensation of Directors

The remuneration to be paid to the directors, if any, shall be such remuneration as the CAEP Board shall determine, provided that no cash remuneration shall be paid to any director by CAEP prior to the consummation of a Business Combination unless otherwise approved in writing by a majority of the holders of CAEP Class B Ordinary Shares. The directors shall also, whether prior to or after the consummation of a Business Combination, be entitled to be paid all travelling, hotel and other expenses properly incurred by them in connection with their attendance at meetings of directors or committees of directors, or general meetings of CAEP, or separate meetings of the holders of any class of shares or debentures of CAEP, or otherwise in connection with the business of CAEP or the discharge of their duties as a director, or to receive a fixed allowance in respect thereof as may be determined by the CAEP Board, or a combination partly of one such method and partly the other.

The amount of any fees payable to Pubco directors shall be determined by Pubco Board subject to any limitation which may be determined by the resolution of the Pubco shareholders and, where applicable, is subject to the rules and regulations of any United States national securities exchange on which the securities of Pubco are listed or trading (the "Designated Stock Exchange"). In addition, Pubco directors may be reimbursed for expenses properly incurred for attending meetings of the Pubco Board and/or meetings of the Pubco shareholders.

The amount of any fees payable to AIR directors shall be determined by AIR directors and shall be deemed to accrue from day to day. In addition, AIR directors may be reimbursed for reasonable expenses incurred for attending meetings of the AIR Board or a committee of the AIR board or meetings of the AIR Shareholders or otherwise in connection with the exercise of their powers and the discharge of their responsibilities in relation to the company.

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders
Manner of Acting by Board	Manner of Acting by Board	Manner of Acting by Board

The quorum for the transaction of the business of the directors may be fixed by the directors, and unless so fixed shall be two if there are two or more directors, and shall be one if there is only one director. The act of a majority of the directors present at any meeting at which there is a quorum will be the act of the board.

A resolution in writing (in one or more counterparts) signed by all the directors or all the members of a committee of the directors shall be as valid and effectual as if it had been passed at a meeting of the directors, or committee of directors as the case may be, duly convened and held.

The Pubco Board may meet for the transaction of business, adjourn and otherwise regulate its meetings as it sees fit. Unless otherwise specified in the A&R Pubco Articles, a resolution put to the vote at a meeting of the Pubco Board shall be carried by the affirmative votes of a majority in number of those directors attending such meeting.

A written resolution of which notice has been given to all Directors or all members of a committee appointed by the Pubco Board, if signed by a majority of the Directors or of the members of such committee, shall be adopted as valid and effectual as if it had been passed at a meeting of the Pubco Board.

Where Pubco has more than one Director, the quorum necessary for the transaction of the business of the Directors may be fixed by the Directors, and unless so fixed at any other number shall be two Directors. An alternate Director shall be counted in a quorum.

The AIR Board may meet for the transaction of business, adjourn and otherwise regulate its meetings as it sees fit. Unless otherwise specified in the AIR Articles, a resolution put to the vote at a meeting of the AIR Board shall be carried out by the affirmative votes of a majority in number of those directors attending such meeting, provided that such majority includes a majority of directors appointed by a specific group of directors representing certain key shareholder group as specified in the AIR Articles.

A written resolution of which notice has been given to all directors, if signed by a majority of the directors, of which a majority must be the specified group of directors, shall be adopted as valid and effectual as if it had been passed at a meeting of the AIR Board.

Where AIR has more than one director, the quorum necessary for the transaction of the business includes specified groups of directors appointed by the key shareholder groups. An alternate director shall be counted in a quorum.

Meetings of the Board	Meetings of the Pubco Board	Meetings of the AIR Board

A director may, or other officer on the direction of a director shall, call a meeting of the directors by at least two days’ notice in writing to every director which notice shall set forth the general nature of the business to be considered unless notice is waived by all the directors either at, before or after the meeting is held.

A Pubco director may, and the secretary of Pubco on the requisition of a Pubco director shall, at any time summon a meeting of the Pubco Board. To summon a meeting of the directors, at least 24 hours of meeting notice must be given to each director and alternate director provided that any meeting may be convened at shorter notice and in such manner as each Director or their alternate Director shall approve, provided further that, unless otherwise resolved by the Directors, notices of Directors’ meetings need not be in writing.

A chairman of the Air Board shall, if requested by a director, summon a meeting of the AIR Board by giving a notice of the meeting or by authorizing the secretary of AIR to give that notice.

To summon a meeting of the directors, at least ten working days' notice must be given to each director, or any lesser notice as all the directors may agree generally or in respect of any specific meeting. Meeting may be called with 24 hours of meeting notice if the chairman reasonably believes that it is required to decide an urgent matter, but a lesser notice period may be agreed by all the directors.

Annual General Meetings	Shareholders’ Meetings	Shareholders’ Meetings

An annual meeting of CAEP Shareholders is held at such place, either within or outside the Cayman Islands, and time and on such date as shall be determined by the CAEP Board and stated in the notice of the meeting. At each annual meeting, the shareholders entitled to vote on such matters shall vote on appointment of directors whose term expires at that general meeting and may transact any other business as may properly be brought before the meeting.

Jersey Companies Law requires that Pubco shall have an annual general meeting once every calendar year (within a period of not more than 18 months after the last preceding annual general meeting).

The Directors may whenever they think fit, and upon a requisition made in writing by Public Shareholders who together hold not less than ten percent of the total voting rights of all Pubco

AIR is not required to hold annual general meetings.

The directors may whenever they think fit, and upon a requisition made in writing by AIR Shareholders in accordance with the Jersey Companies Law the directors shall, convene a general meeting of AIR. At least fourteen clear days' notice shall be given of every general meeting.

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

shareholders entitled to vote at an election of the directors of Pubco, the Directors shall convene a general meeting of Pubco. At least fourteen Clear Days' notice shall be given of every general meeting including without limitation any general meeting called for the passing of a Special Resolution.

At any general meeting called pursuant to a requisition, unless such meeting is called by the Directors, only that business stated in the requisition as the objects of the meeting shall be transacted.

A general meeting may be held by such electronic means as permit all persons participating in the meeting to communicate with each other simultaneously and instantaneously, and electronic participation in such a meeting shall constitute presence in person at such meeting.

The quorum necessary for transacting business at Pubco general meetings is the presence in person (including by electronic means) or by proxy of at least two Pubco shareholders representing at least one-third of the voting power of all of the then outstanding shares of Pubco entitled to vote at an election of the directors of Pubco, but so that not less than two individuals will constitute the quorum, provided that, if at any time all of the issued shares in Pubco are held by one Pubco shareholder, such quorum shall consist of the Pubco shareholder present in person.

The quorum necessary for transacting business at AIR general meetings is the presence of specified groups of directors appointed by the key shareholder groups, provided that if at any time all of the issued shares in AIR are held by one AIR Shareholder, such quorum shall consist of the AIR Shareholder present in person.

Extraordinary General Meetings	General Meetings	General Meetings

Extraordinary general meetings of CAEP Shareholders’, for any purpose or purposes, may be called only by the Chairman of the CAEP Board, CAEP’s Chief Executive Officer, or the CAEP Board pursuant to a resolution adopted by a majority of the CAEP Board, and may not be called by any other person. For the avoidance of doubt, holders of CAEP Ordinary Shares shall not have the ability to call general meetings. Extraordinary general meetings of Shareholders shall be held at such place, either within or outside the Cayman Islands, and at such time and on such date as shall be determined by the board and stated in CAEP’s notice of the meeting.

There is only one class of shareholders' meetings under the A&R Pubco Articles, which is general meetings discussed above. A&R Pubco Articles do not expressly provide for any extraordinary or special general meetings. A general meeting of shareholders of Pubco, which is not the annual general meeting, is conventionally referred to as extraordinary general meeting.

There is only one class of shareholders' meetings under the AIR Articles, which is general meetings discussed above. AIR Articles do not expressly provide for any extraordinary or special general meetings. A general meeting of shareholders of AIR, which is not the annual general meeting, is conventionally referred to as extraordinary general meeting.

Convocation Requirements for a Shareholders’ Meeting	Convocation Requirements for a Shareholders’ Meeting	Convocation Requirements for a Shareholders’ Meeting
At least five (5) clear days’ notice shall be given of any general meeting.	At least 14 clear days’ notice of a general meeting of the holders of Pubco	At least 14 clear days’ notice of a general meeting of the holders of AIR

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

Every notice shall specify the place, the day and the hour of the meeting and the general nature of the business to be conducted at the general meeting and shall be given in the manner hereinafter mentioned or in such other manner if any as may be prescribed by CAEP, provided that a general meeting of CAEP shall, whether or not the notice specified in the CAEP Memorandum and Articles has been given and whether or not the provisions of the CAEP Memorandum and Articles regarding general meetings have been complied with, be deemed to have been duly convened if it is so agreed: (a) in the case of an annual general meeting, by all of the shareholders entitled to attend and vote at the meeting; and (b) in the case of an extraordinary general meeting, by a majority in number of the shareholders having a right to attend and vote at the meeting, together holding not less than 95% in par value of the shares giving that right.

The accidental omission to give notice of a general meeting to, or the non-receipt of notice of a general meeting by, any person entitled to receive such notice shall not invalidate the proceedings of that general meeting.

Ordinary Shares (other than an adjourned meeting where adjournment was fewer than thirty days) shall be given to each holder of Pubco Ordinary Shares entitled to attend and vote thereat, stating the date and time at which the meeting is to be held, and stating (so far as is possible) the business to be conducted at such meeting.

Notice of meetings of the holders of Pubco Ordinary Shares shall be in writing delivered by mail or courier to the address of the Pubco Ordinary Shares detailed on the Pubco register of members, or in any manner agreed in advance by any such member, and any notice so posted shall be deemed to be served one Clear Day after the day it was posted.

The Pubco Board may postpone or cancel any general meeting called in accordance with the A&R Pubco Articles (other than a meeting requisitioned under the A&R Pubco Articles) provided that notice of postponement or cancellation is given to each shareholder before the time for such meeting. Fresh notice of the date, time and place for a postponed meeting shall be given to the shareholders in accordance with the A&R Pubco Articles.

Ordinary Shares (other than an adjourned meeting where adjournment was fewer than thirty days or more than thirty days) shall be given to each holder of AIR Ordinary Shares entitled to attend and vote thereat, stating the date and time at which the meeting is to be held, and stating the general nature of the business to be conducted at such meeting.

Notice of meetings of the holders of AIR Ordinary Shares shall be in writing delivered by mail, or in electronic form. Any notice sent by post shall be treated as received by the holder of AIR Ordinary Shares 48 hours after being posted in a correctly addressed envelope or if, sent to an address outside British Islands, 96 hours after it is posted. Any notice sent by email, shall be deemed to be received when the email is sent (provided there is no notice of delivery failure).

Quorum and Actions	Quorum and Actions	Quorum and Actions

The holders of a majority of the Shares being individuals present in person or by proxy or if a corporation or other non-natural person by its duly authorized representative or proxy shall be a quorum. If a quorum is not present within half an hour from the time appointed for the meeting to commence, the meeting shall stand adjourned to the same day in the next week at the same time and/or place or to such other day, time and/or place as the Directors may determine, and if at the adjourned meeting a quorum is not present within half an hour from the time appointed for the meeting to commence, the CAEP Shareholder present shall be a quorum.

The quorum necessary for transacting business at a meeting of the holders of Pubco Ordinary Shares is the presence in person (including by electronic means) or by proxy of at least two holders of Pubco Ordinary Shares representing at least one-third of the voting power of all the then outstanding shares of Pubco entitled to vote at an election of the directors of Pubco, provided that not less than two individuals will constitute the quorum, and provided that, if at any time, all of the issued shares in Pubco are held by one shareholder, such quorum shall consist of such shareholder present in person.

If within half an hour from the time appointed for the meeting a quorum is not present, or if during the meeting a quorum ceases to be present, then, in the case of a meeting convened on a requisition, the meeting shall be deemed dissolved and, in any other case, the meeting shall stand adjourned to the same day one week later, at the same time and place or to such other day, time or place as the directors may determine. If the meeting shall be adjourned for fewer than 30 days, it shall not be necessary to give notice of the adjourned meeting.

The quorum necessary for transacting business at AIR general meetings is the presence of specified groups of directors appointed by the key shareholder groups, provided that if at any time all of the issued shares in AIR are held by one AIR Shareholder, such quorum shall consist of the AIR Shareholder present in person.

If within half an hour from the time appointed for the meeting a quorum is not present, or if during the meeting a quorum ceases to be present, then, in the case of a meeting convened on a requisition, the meeting shall be deemed dissolved and, in any other case, the chairman of the meeting must adjourn it, such day, time or place as the chairman may determine. If the meeting shall be adjourned for more than 30 days, AIR must give at least seven clear days' notice of it.

Written Resolutions of CAEP Shareholders	Written Resolutions of Pubco Shareholders	Written Resolutions of AIR Shareholders

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

The CAEP Memorandum and Articles provide that a resolution (including a special resolution) in writing (in one or more counterparts) signed by or on behalf of all of the CAEP Shareholders for the time being entitled to receive notice of and to attend and vote at general meetings (or, being corporations or other non-natural persons, signed by their duly authorized representatives) shall be as valid and effective as if the resolution had been passed at a general meeting of CAEP duly convened and held.

Article 95 of the Jersey Companies Law provides that subject to the memorandum and articles of association of a company, anything which may be done by resolution of a company in general meeting may be done by resolution in writing. The A&R Pubco Articles provide that shareholders may not pass resolutions in writing.

Article 95 of the Jersey Companies Law provides that subject to the memorandum and articles of association of a company, anything which may be done by resolution of a company in general meeting may be done by resolution in writing. The AIR Articles provide that shareholders may pass resolutions in writing in accordance with Jersey law, and any such written resolution is as valid as if passed at a duly convened general meeting.

Indemnification of Directors and Officers and Limitation of Liability	Indemnification of Directors and Officers and Limitation of Liability	Indemnification of Directors and Officers and Limitation of Liability

Cayman Islands law does not limit the extent to which a company’s articles of association may provide for indemnification of officers and directors, except to the extent any such provision may be held by the Cayman Islands courts to be contrary to public policy, such as to provide indemnification against fraud or the consequences of committing a crime.

The CAEP Memorandum and Articles provide that every director and officer (which for the avoidance of doubt, shall not include auditors of CAEP), together with every former director and former officer (each an “Indemnified Person”) shall be indemnified out of the assets of CAEP against any liability, action, proceeding, claim, demand, costs, damages or expenses, including legal expenses, whatsoever which they or any of them may incur as a result of any act or failure to act in carrying out their functions other than such liability (if any) that they may incur by reason of their own actual fraud, willful neglect or willful default. No Indemnified Person shall be liable to CAEP for any loss or damage incurred by CAEP as a result (whether direct or indirect) of the carrying out of their functions unless that liability arises through the actual fraud, willful neglect or willful default of such Indemnified Person. No person shall be found to have committed actual fraud, willful neglect or willful default unless or until a court of competent jurisdiction shall have made a finding to that effect.

The Jersey Companies Law does not contain any provision permitting Jersey companies to limit the liabilities of directors for breach of fiduciary duty.

However, a Jersey company may exempt from liability, and indemnify directors and officers, for liabilities:

•
incurred in defending any civil or criminal legal proceedings where:
•
judgment is given in the person’s favor or the person is acquitted;
•
the proceedings are discontinued other than by reason of such person (or someone on their behalf) giving some benefit or suffering some detriment; or
•
the proceedings are settled on terms that such person (or someone on their behalf) gives some benefit or suffers some detriment but in the opinion of a majority of the disinterested directors, the person was substantially successful on the merits in the person’s resistance to the proceedings;
•
incurred to anyone other than to the company if the person acted in good faith with a view to the best interests of the company;
•
incurred in connection with an application made to the court for relief from liability for negligence, default, breach of duty or breach of trust under Article 212 of the Jersey Companies Law in

The Jersey Companies Law does not contain any provision permitting Jersey companies to limit the liabilities of directors for breach of fiduciary duty.

However, a Jersey company may exempt from liability, and indemnify directors and officers, for liabilities:

•
incurred in defending any civil or criminal legal proceedings where:
•
judgment is given in the person’s favor or the person is acquitted;
•
the proceedings are discontinued other than by reason of such person (or someone on their behalf) giving some benefit or suffering some detriment; or
•
the proceedings are settled on terms that such person (or someone on their behalf) gives some benefit or suffers some detriment but in the opinion of a majority of the disinterested directors, the person was substantially successful on the merits in the person’s resistance to the proceedings;
•
incurred to anyone other than to the company if the person acted in good faith with a view to the best interests of the company;
•
incurred in connection with an application made to the court for relief from liability for negligence, default, breach of duty or breach of trust under Article 212 of the Jersey Companies Law in

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

which relief is granted to the person by the court; or
•
incurred in a case in which the company normally maintains insurance for persons other than directors.

The A&R Pubco Articles provide that every director, secretary and officer (which for the avoidance of doubt, shall not include auditors of Pubco), together with their personal representatives (each an “Indemnified Person”) shall be indemnified out of the assets of Pubco against any liability, action, proceeding, claim, demand, costs, damages or expenses, which such Indemnified Person incurred or sustained as a result of any act or failure to act in carrying out their functions other than such liability (if any) that they may incur by reason of such Indemnified Person's own dishonesty, willful default or fraud, in or about the conduct of the Pubco's business or affairs or in the execution or discharge of their duties, powers, authorities or discretions. No Indemnified Person shall be liable for any loss or damage incurred by Pubco unless that liability arises through the dishonesty, willful default or fraud of such Indemnified Person.

which relief is granted to the person by the court; or • incurred in a case in which the company normally maintains insurance for persons other than directors.
Dissolution/Liquidation	Liquidation	Liquidation

The CAEP Memorandum and Articles provide that it will have only 24 months from the consummation of the CAEP IPO to complete its business combination. If it has not completed its business combination within such time period or during any extended period as may be approved by the shareholders of CAEP by way of special resolution, it will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the CAEP Class A Ordinary Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to CAEP (less taxes payable), divided by the number of then CAEP Class A Ordinary Shares in issue, which redemption will completely extinguish public CAEP Shareholder rights as CAEP Shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of

Under Jersey Companies Law, a Jersey company may be voluntarily dissolved, liquidated or wound up by a special resolution of the shareholders. In addition, a company may be wound up by the courts of Jersey if the court is of the opinion that it is just and equitable to do so or that it is expedient in the public interest to do so.

Alternatively, a creditor with a claim against a Jersey company of not less than £3,000 may apply to the Royal Court of Jersey for the property of that company to be declared en désastre (being the Jersey law equivalent of a declaration of bankruptcy). Such an application may also be made by the Jersey company itself without having to obtain any shareholder approval.

Under Jersey Companies Law, a Jersey company may be voluntarily dissolved, liquidated or wound up by a special resolution of the shareholders. In addition, a company may be wound up by the courts of Jersey if the court is of the opinion that it is just and equitable to do so or that it is expedient in the public interest to do so.

Alternatively, a creditor with a claim against a Jersey company of not less than £3,000 may apply to the Royal Court of Jersey for the property of that company to be declared en désastre (being the Jersey law equivalent of a declaration of bankruptcy). Such an application may also be made by the Jersey company itself without having to obtain any shareholder approval.

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

CAEP’s remaining shareholders and its board of directors, liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

Rights of Inspection	Rights of Inspection	Rights of Inspection

CAEP Board shall determine whether and to what extent and at what times and places and under what conditions or regulations the accounts and books of CAEP or any of them shall be open to the inspection of members not being directors and no member (not being a director) shall have any right of inspecting any account or book or document of CAEP except as conferred by the Companies Act or authorized by CAEP Board or by CAEP in general meeting.

The register of shareholders and books containing the minutes of general meetings or of meetings of any class of shareholders of a Jersey company must during business hours be open to the inspection of a shareholder of the company without charge.

The register of directors and secretaries must during business hours (subject to such reasonable restrictions as the company may by its articles of association or in general meeting impose, but so that not less than two hours in each business day be allowed for inspection) be open to the inspection of a shareholder or director of the company without charge.

The register of shareholders and books containing the minutes of general meetings or of meetings of any class of shareholders of a Jersey company must during business hours be open to the inspection of a shareholder of the company without charge.

The register of directors and secretaries must during business hours (subject to such reasonable restrictions as the company may by its articles of association or in general meeting impose, but so that not less than two hours in each business day be allowed for inspection) be open to the inspection of a shareholder or director of the company without charge.

Derivative Shareholder Suits	Derivative Shareholder Suits	Derivative Shareholder Suits

Derivative actions have been brought in the Cayman Islands courts, and the Cayman Islands courts have confirmed the availability for such actions. In principle, CAEP will normally be the proper plaintiff in any claim based on a breach of duty owed to it, and a claim against (for example) CAEP’s officers or directors usually may not be brought by a shareholder. However, based on Cayman Islands authorities and on English authorities, which would in all likelihood be of persuasive authority and be applied by a court in the Cayman Islands, exceptions to the foregoing principle apply in circumstances in which:

• a company is acting, or is proposing to act, illegally or beyond the scope of its authority;

• the act complained of, although not beyond the scope of the authority, could be effected if duly authorized by more than the number of votes which have actually been obtained; or

• those who control CAEP are perpetrating a “fraud on the minority.”

A shareholder may have a direct right of action against CAEP where the individual rights of that shareholder have been infringed or are about to be infringed.

Under Article 141 of the Jersey Companies Law, a shareholder may apply to court for relief on the ground that the conduct of a company’s affairs, including a proposed or actual act or omission by a company, is “unfairly prejudicial” to the interests of shareholders generally or of some part of shareholders, including at least the shareholder making the application.

There may also be customary law personal actions available to shareholders. Under Article 143 of the Jersey Companies Law (which sets out the types of relief a court may grant in relation to an action brought under Article 141 of the Jersey Companies Law), the court may make an order regulating the affairs of a company, requiring a company to refrain from doing or continuing to do an act complained of, authorizing civil proceedings and providing for the purchase of shares by a company or by any of its other shareholders.

Under Article 141 of the Jersey Companies Law, a shareholder may apply to court for relief on the ground that the conduct of a company’s affairs, including a proposed or actual act or omission by a company, is “unfairly prejudicial” to the interests of shareholders generally or of some part of shareholders, including at least the shareholder making the application.

There may also be customary law personal actions available to shareholders. Under Article 143 of the Jersey Companies Law (which sets out the types of relief a court may grant in relation to an action brought under Article 141 of the Jersey Companies Law), the court may make an order regulating the affairs of a company, requiring a company to refrain from doing or continuing to do an act complained of, authorizing civil proceedings and providing for the purchase of shares by a company or by any of its other shareholders.

Conflict of Interest Transactions	Conflicts of Interest	Conflicts of Interest
As a matter of Cayman Islands law, a director is in a fiduciary relationship to	An interested director must disclose to the company the nature and extent of	An interested director must disclose to the company at a meeting of the

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

the company. Fiduciary duties may be described as being those of loyalty, honesty and good faith owed to the company. One of these duties is that directors must not place themselves in a position in which there is a conflict between their duty to the company and their personal interests. The Cayman Islands law allows this duty to be varied by the memorandum and articles. CAEP Memorandum and Articles allow a director to hold other paid roles with CAEP, provide professional services for remuneration, and hold offices or interests in other companies connected with CAEP without being accountable to CAEP for benefits received from those roles. A director is at liberty to vote in respect of any contract or transaction in which they are interested provided that the nature of the interest of any director in any such contract or transaction is disclosed by them at or prior to its consideration and any vote thereon.

any interest in a transaction with the company, or one of its subsidiaries, which to a material extent conflicts or may conflict with the interests of the company and of which the director is aware.

Failure to disclose an interest entitles the company or a shareholder to apply to the court for an order setting aside the transaction concerned and directing that the director account to the company for any profit.

A transaction is not voidable and a director is not accountable notwithstanding a failure to disclose an interest if the transaction is confirmed by special resolution of shareholders and the nature and extent of the director’s interest in the transaction are disclosed in reasonable detail in the notice calling the meeting at which the resolution is passed.

Although it may still order that a director account for any profit, a court will not set aside a transaction unless it is satisfied that the interests of third parties who have acted in good faith would not thereby be unfairly prejudiced and the transaction was not reasonable and fair in the interests of the company at the time it was entered into.

The A&R Pubco Articles provide that subject to the Jersey Companies Law, the rules and regulations of the Designated Stock Exchange, the SEC and/or any other competent regulatory authority or otherwise under applicable law, and provided that they have disclosed to the directors the nature and extent of any of their interests which conflict or may conflict to a material extent with the interests of the Pubco at the first meeting of the Pubco Board at which a transaction is considered or as soon as practical after that meeting by notice in writing to the secretary of Pubco or has otherwise previously disclosed that they are to be regarded as interested in a transaction with a specific person, a director of Pubco notwithstanding their office (a) may be a party to, or otherwise interested in, any transaction or arrangement with Pubco or in which Pubco is otherwise interested; (b) may be a director or other officer of, or employed by, or a party to any transaction or arrangement with, or otherwise interested in, any body corporate promoted by Pubco or in which Pubco is otherwise interested; and (c) shall not, by reason of their office, be accountable to Pubco for any benefit which they derive from any such office or employment or directors or in such other manner as the director resolve, the nature and extent of any interest in a transaction with the company, or one of its subsidiaries, which to a material extent conflicts or may conflict with the interests of the company and of which the director is aware.

Failure to disclose an interest entitles the company or a shareholder to apply to the court for an order setting aside the transaction concerned and directing that the director account to the company for any profit.

A transaction is not voidable and a director is not accountable notwithstanding a failure to disclose an interest if the transaction is confirmed by special resolution of shareholders and the nature and extent of the director’s interest in the transaction are disclosed in reasonable detail in the notice calling the meeting at which the resolution is passed.

Although it may still order that a director account for any profit, a court will not set aside a transaction unless it is satisfied that the interests of third parties who have acted in good faith would not thereby be unfairly prejudiced and the transaction was not reasonable and fair in the interests of the company at the time it was entered into.

The AIR Articles allow a director who has declared the nature and extent of any interest listed in the AIR Artiles to hold other paid roles with AIR, provide professional services for remuneration, and hold offices or interests in other companies connected with AIR without being accountable to AIR for benefits received from those roles. A director is at liberty to vote in respect of any contract or transaction in which they are interested provided that the nature of the interest of any director in any such contract or transaction is disclosed by them at or prior to its consideration and any vote thereon.

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

from any such transaction or arrangement or from any interest in any such body corporate and no such transaction or arrangement shall be liable to be avoided on the ground of any such interest or benefit.

Listing	Listing	Listing
Following consummation of the Business Combination, the CAEP Class A Ordinary Shares will be delisted from Nasdaq and CAEP will be deregistered under the Exchange Act.	Pubco Ordinary Shares are expected to trade on Nasdaq.	AIR Ordinary Shares are not expected to trade on Nasdaq or any other stock exchange.
Anti-Takeover Provisions	Anti-Takeover Provisions	Anti-Takeover Provisions

CAEP Memorandum and Articles provide that the board of directors is classified into two classes of directors. As a result, in most circumstances, a person can gain control of our board only by successfully engaging in a proxy contest at two or more annual general meetings. CAEP’s authorized but unissued ordinary shares and preference shares are available for future issuances without shareholder approval and could be utilized for a variety of corporate purposes, including future offerings to raise additional capital, acquisitions and employee benefit plans. The existence of authorized but unissued and unreserved ordinary shares and preference shares could render more difficult or discourage an attempt to obtain control of CAEP by means of a proxy contest, tender offer, merger or otherwise.

Jersey law prescribes no specific anti-takeover provisions.

The A&R Pubco Articles provide that the board of directors is classified into three classes of directors. As a result, in most circumstances, a person can gain control of Pubco Board only by successfully engaging in a proxy contest at three or more annual general meetings. Pubco’s authorized but unissued Pubco Ordinary Shares and Pubco Preferred Shares are available for future issuances without shareholder approval and could be utilized for a variety of corporate purposes, including future offerings to raise additional capital, acquisitions and employee benefit plans. The existence of authorized but unissued Pubco Ordinary Shares and Pubco Preferred Shares could render more difficult or discourage an attempt to obtain control of Pubco by means of a proxy contest, tender offer, merger or otherwise.

The A&R Pubco Articles further provide that Pubco Board may issue one or more series of preferred shares which may provide for a variety of special rights, including the right to appoint and remove additional directors of Pubco or the right to receive dividends at a certain rate.

Jersey law prescribes no specific anti-takeover provisions. The AIR Articles do not provide for any anti-takeover provisions.

Material Differences in Security Holders' Rights, Target Company Versus the Combined Company [Text Block]

COMPARISON OF SHAREHOLDER RIGHTS

This section describes the material differences between the rights of CAEP Shareholders and AIR shareholders before the consummation of the Business Combination and the rights of holders of Pubco Ordinary Shares after the Business Combination. These differences in shareholder rights result from the differences between Jersey law and the Companies Act and the respective governing documents of CAEP and Pubco.

This section does not include a complete description of all differences among such rights, nor does it include a complete description of such rights. Furthermore, the identification of some of the differences of these rights as material is not intended to indicate that other differences that may be equally important do not exist. CAEP Shareholders and AIR Shareholders are urged to carefully read the relevant provisions of Jersey law, the Companies Act, the CAEP Memorandum and Articles and the form of the A&R Pubco Articles that will be in effect as of consummation of the Business Combination. References in this section to the A&R Pubco Articles are references thereto as they will be in effect upon consummation of the Business Combination. However, the A&R Pubco Articles may be amended at any time prior to consummation of the Business Combination by mutual agreement of CAEP, Pubco and AIR or after the consummation of the Business Combination by amendment in accordance with their terms. If the A&R Pubco Articles are amended, the below summary may cease to accurately reflect them as so amended.

The following table describes material differences between the current rights of CAEP Shareholders and AIR shareholders, and the rights of Pubco shareholders after the Business Combination:

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders
Authorized Capital	Authorized Capital	Authorized Capital

The authorized share capital of CAEP is USD $55,500 divided into 500,000,000 CAEP Class A Ordinary Shares, 50,000,000 CAEP Class B Ordinary Shares and 5,000,000 preference shares, par value $0.0001 per share.

The authorized share capital of Pubco is USD $60,000 divided into 500,000,000 Pubco Ordinary Shares, par value USD $0.0001 per share, 50,000,000 Redeemable Deferred Shares, par value USD $0.0001 per share and 50,000,000 Pubco Preferred Shares, par value USD $0.0001 per share.

The authorized share capital of AIR is USD $4,999,980,832 divided into 253,220,000 AIR Ordinary Shares, par value USD$19.7456 per share.
Voting Rights	Voting Rights	Voting Rights

The CAEP Memorandum and Articles provide that prior to the completion of the Business Combination, only holders of CAEP Class B Ordinary Shares, voting together as a single class, will have the right to vote on (a) the appointment and removal of directors of CAEP and (b) continuing CAEP in a jurisdiction outside the Cayman Islands (including any special resolution required to adopt new constitutional documents as a result of CAEP’s approving a transfer by way of continuation to a jurisdiction outside the Cayman Islands). Holders of CAEP Class A Ordinary Shares are not entitled to vote on these matters during such time. These provisions of the CAEP Memorandum and Articles may only be amended if approved by at least 90% of CAEP Ordinary Shares voting at a general meeting. With respect to any other matter submitted to a vote of CAEP Shareholders, including any vote in connection with its initial business combination, holders of shares of CAEP Class A Ordinary Shares and holders of shares of CAEP Class B Ordinary Shares will vote together as a single class, except as required by law. Each CAEP Ordinary Share will have one vote on all such matters.

The A&R Pubco Articles provide that each Pubco Ordinary Share carries one right to vote and Redeemable Deferred Shares have no rights to vote. Holders of one or more series of Pubco Preferred Shares may be issued with such voting rights as may be fixed by resolutions of the Pubco Board.

At any general meeting of the holders of Pubco Ordinary Shares, at least two shareholders present in person (including by electronic means) or by proxy representing at least one-third of the voting power of the then outstanding shares of Pubco entitled to vote at an election of the directors of the Pubco Board at the start of the meeting shall form a quorum for the transaction of business at such meeting.

Subject to the Companies (Jersey) Law 1991, as amended (“Jersey Companies Law”) and any rule, regulation rule, regulation, policy, guideline, or directive of Nasdaq, and unless otherwise specified in the A&R Pubco Articles, any question properly proposed for the consideration of the shareholders at any general meeting shall be decided by the affirmative vote of a simple majority of

The memorandum and articles of association of AIR (“AIR Articles”) provide that each AIR Ordinary Share carries one right to vote.

For any general meeting of the holders of AIR Ordinary Shares, a quorum is required. This quorum must include representatives from key shareholder groups as specified in the AIR Articles, either in person or by proxy, with at least two individuals forming the quorum.

Subject to the Jersey Companies Law and unless otherwise specified in the AIR Articles, any question properly proposed for the consideration of the shareholders at any general meeting shall be decided by the affirmative vote of a simple majority of the votes cast and entitled to vote on the matter, and in the case of an equality of votes, the chairman of such meeting shall not be entitled to a second or casting vote and the resolution shall fail.

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

The presence of holders of a majority of the CAEP Ordinary Shares being individuals present in person or by proxy or if a corporation or other non-natural person by its duly authorized representative or proxy shall be a quorum. At all meetings of Shareholders at which a quorum is present prior to the completion of the Business Combination, the appointment and removal of directors and continuation of CAEP in a jurisdiction outside the Cayman Islands is determined by a majority of the votes cast by the holders of CAEP Class B Ordinary Shares present in person or represented by proxy at the meeting and entitled to vote thereon. Except as otherwise provided in the Companies Act, all other matters presented to the shareholders at a meeting at which a quorum is present shall be determined by the vote of a majority of the votes cast by the CAEP Shareholders present in person, online or represented by proxy at the meeting and entitled to vote thereon.

the votes cast and entitled to vote on the matter, and in the case of an equality of votes, the chairman of such meeting shall not be entitled to a second or casting vote and the resolution shall fail.

Appraisal/Dissenters’ Rights	Appraisal/Dissenters’ Rights	Appraisal/Dissenters’ Rights

Under section 238 of the Companies Act, shareholders of a Cayman Islands company ordinarily have dissenters’ rights with respect to a statutory merger or consolidation. The Companies Act prescribes when shareholder dissenters’ rights will be available and sets the limitations on such rights. Where such rights are available, shareholders are entitled to receive fair value for their shares.

	There are no appraisal rights under the Jersey Companies Law.	There are no appraisal rights under the Jersey Companies Law.
Dividends	Dividends	Dividends

Subject to the Companies Act and except as otherwise provided by the rights attached to any shares, the directors may resolve to pay dividends and other distributions on shares in issue and authorize payment of the dividends or other distributions out of the funds of the company lawfully available therefor. Prior to the consummation of the Business Combination, the directors may only resolve to pay dividends and other distributions on shares in issue if approved by consent in writing of the holders of not less than two-thirds of the issued CAEP Class B Ordinary Shares.

Subject to restrictions in the A&R Pubco Articles, under Jersey Companies Law, a Jersey company may make a distribution at any time and out of any source (other than the nominal capital account or capital redemption reserve) provided that the directors of the company who authorize the distribution make a solvency statement in the prescribed form confirming that they have formed the opinion and that immediately following the date on which the distribution is proposed and for a 12 month period thereafter the company will be able to discharge its liabilities as they fall due.

Likewise, authorizing directors must also make a statutory solvency statement in the event of redeeming or purchasing the company’s shares.

Subject to restrictions in the AIR Articles, under Jersey Companies Law, a Jersey company may make a distribution at any time and out of any source (other than the nominal capital account or capital redemption reserve) provided that the directors of the company who authorize the distribution make a solvency statement in the prescribed form confirming that they have formed the opinion and that immediately following the date on which the distribution is proposed and for a 12 month period thereafter the company will be able to discharge its liabilities as they fall due.

Likewise, authorizing directors must also make a statutory solvency statement in the event of redeeming or purchasing the company’s shares.

Purchase, Repurchase and Redemption of Shares	Purchase, Repurchase and Redemption of Shares	Purchase, Repurchase and Redemption of Shares

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

Subject to the provisions of the Companies Act, the CAEP Memorandum and Articles, any exchange rules, and to any rights conferred on the shareholders or attaching to any class of shares in the capital of CAEP, CAEP may: (i) issue shares on terms that they are to be redeemed or are liable to be redeemed at the option of one or both of CAEP or the holder of such shares on such terms and in such manner as the CAEP Shareholders may determine before the issue of those shares; and (ii) repurchase any of its shares, in such manner and on such other terms as the CAEP Board may agree with the relevant member. Under the Companies Act, the redemption or repurchase of any share may be paid out of CAEP’s profits or out of the proceeds of a fresh issue of shares made for the purpose of such redemption or repurchase, or out of capital if the CAEP can, immediately following such payment, pay its debts as they fall due in the ordinary course of business. In addition, under the Companies Act no such share may be redeemed or repurchased: (a) unless it is fully paid up to its par value; (b) if such redemption or repurchase would result in there being no shares issued and outstanding in the capital of CAEP; or (c) if CAEP has commenced liquidation.

Subject to compliance with the Jersey Companies Law, the A&R Pubco Articles allow the directors of Pubco to authorize the repurchase of Pubco Ordinary Shares. The Jersey Companies Law allows for the redemption or repurchase of shares provided that on the date on which the redemption or purchase is to be effected, there are reasonable grounds for believing that Pubco is, or after the purchase would be, able to pay its liabilities as they become due.

The Pubco Ordinary Shares are not capable of redemption though if for any reason in the future Pubco issued redeemable shares, such shares would be capable of redemption from any source.

A&R Pubco Articles further provide that certain Pubco Ordinary Shares held by AIR Shareholders or the Sponsor that are subject to AIR Earnout Conditions or Sponsor Earnout Conditions, respectively, may be redeemed by Pubco at nil value.

Pubco Preferred Shares may be capable of being redeemed if the terms of the issuance of relevant series of Pubco Preferred Shares so provide.

The repurchase of any Pubco Ordinary Shares or Pubco Preferred Shares may be funded from any source. Once repurchased or redeemed, Pubco Ordinary Shares, Redeemable Deferred Shares and any Pubco Preferred Shares shall be cancelled or held in treasury. All rights, including rights to vote and rights to receive dividends or distributions, on Pubco Ordinary Shares, Redeemable Deferred Shares or any Pubco Preferred Shares held in treasury are suspended.

Subject to compliance with the Jersey Companies Law, the AIR Articles allow the directors of AIR to authorize the repurchase of AIR Ordinary Shares. The Jersey Companies Law allows for the redemption or repurchase of shares provided that on the date on which the redemption or purchase is to be effected, there are reasonable grounds for believing that AIR is, or after the purchase would be, able to pay its liabilities as they become due.

The AIR Ordinary Shares are not capable of redemption though if for any reason in the future AIR issued redeemable shares, such shares would be capable of redemption from any source. Likewise, the repurchase of any AIR Ordinary Shares may be funded from any source.

Once repurchased, AIR Ordinary Shares shall be cancelled or held in treasury. All rights, including rights to vote and rights to receive dividends or distributions, on AIR Ordinary Shares held in treasury are suspended.

Issuance of Shares	Issuance of Shares	Issuance of Shares

Any authorized but unissued CAEP Ordinary Shares are available for issuance by the CAEP Board; provided, however, that prior to the consummation of CAEP’s initial business combination, CAEP may not issue any additional ordinary shares of CAEP that would entitle the holders thereof to (1) receive funds from the Trust Account, or (2) vote as a class with the CAEP Class A Ordinary Shares included as part of the units sold in the CAEP IPO on the consummation of the initial business combination.

The Pubco Board has the power to issue Pubco Ordinary Shares on such terms and conditions as it may determine, including (but not limited to) in connection with employee compensation awards. The Pubco Board has the power to issue Pubco Preferred Shares on such terms and conditions as it may determine.

The board of directors of AIR (the "AIR Board") has the power to issue AIR Ordinary Shares on such terms and conditions as it may determine.
Amendments to Governing Documents	Amendments to Governing Documents	Amendments to Governing Documents
Subject to the Companies Act, CAEP may at any time and from time to time, by special resolution, alter or amend	Amendments to the A&R Pubco Articles may only be effected by a special resolution of the holders of Pubco	Amendments to the AIR Articles may only be effected by a special resolution of the holders of AIR Ordinary

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

the CAEP Memorandum and Articles, in whole or in part.

Prior to the consummation of an initial business combination, Articles 29.1 (appointment and removal of directors) and 47.2 (continuation out of the Cayman Islands) of the CAEP Memorandum and Articles may only be amended by a special resolution passed by at least 90% of holders of CAEP Ordinary Shares as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at a general meeting of which notice specifying the intention to propose the resolution as a special resolution has been given, or by way of unanimous written resolution.

The CAEP Memorandum and Articles and the Companies Act provide that a special resolution must be (i) passed by a majority of not less than two-thirds of such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at a general meeting of the Shareholders of CAEP of which notice specifying the intention to propose the resolution as a special resolution has been duly given and where a poll is taken and regard shall be had in computing a majority to the number of votes to which each such Shareholder is entitled; or (ii) approved in writing by all Shareholders entitled to vote at a general meeting of CAEP.

Ordinary Shares at a general meeting or by written special resolution, being the affirmative vote of the holders of Pubco Ordinary Shares representing not less than sixty six and two thirds per cent (66 2/3%) of the total voting rights of the Pubco shareholders who (being entitled to do so) vote in person or by proxy on the resolution at such general meeting (a “Pubco Special Resolution”).

Shares at a general meeting or by written special resolution, being the affirmative vote of the holders of AIR Ordinary Shares representing not less than sixty six and two thirds per cent (66 2/3%) of the total voting rights of AIR Shareholders who (being entitled to do so) vote in person or by proxy on the resolution at such general meeting.

Number of Directors	Number of Directors	Number of Directors
The CAEP Board shall consist of not less than one person, provided that CAEP may by ordinary resolution of CAEP Shareholders increase or reduce the limits in the number of directors.	The Pubco Board shall initially consist of eight directors, and the Pubco Board may adopt resolutions from time to time to increase or reduce the number of directors constituting the Pubco Board.

The AIR Board shall consist of not less than one person, provided that AIR may appoint additional directors by a resolution of the holders of AIR Ordinary Shares representing a simple majority of the total voting rights of the AIR Shareholders, who (being entitled to do so) vote in person or by proxy on the resolution in general meeting. New directors of AIR may also be appointed by the AIR Board.

Certain shareholders as specified in the AIR Articles may appoint any number of directors, with such appointments becoming effective upon receipt by AIR of notice of the appointment and the person's consent to act as a director. Other shareholders as specified in the AIR Articles, for as long as they hold a specified percentage of shares in AIR, may appoint one director each, with such appointments becoming effective upon receipt by AIR of notice of the appointment and the person's consent to act as a director.

Classes of Directors	Classes of Directors	Classes of Directors

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

The CAEP Board consists of three directors, divided into two classes, Class I and Class II. The term of the initial Class I Directors expires at the first annual general meeting of the CAEP Shareholders, and the term of the initial Class II directors expires at the second annual general meeting of CAEP Shareholders. Each class of successors to replace the class of directors whose term expires at that annual general meeting shall be appointed for a term of office to expire at the second succeeding annual general meeting after their appointment.

Pubco Board is divided into three classes, Class I, Class II and Class III. Each class of Pubco Board shall consist of, as nearly as possible, of one-third of the total number of directors. If the total number of directors is not evenly divisible by three, the Pubco Board shall allocate the number of directors among the classes so that the difference between any two classes does not exceed one, and may reallocate directors among the classes from time to time to maintain such balance following any increase or decrease in the number of directors. The term of the initial Class I Directors expires at the first annual meeting of the Pubco shareholders, the term of the initial Class II directors expires at the second annual meeting of the Pubco shareholders and the term of the initial Class III directors expires at the third annual meeting of the Pubco shareholders. Each class of successors to replace the class of directors whose term expires at that annual general meeting shall be appointed for a term expiring at the annual meeting of the Pubco shareholders held in the third year following the year of their election.

AIR has a single class of directors, who are elected by ordinary resolution of the AIR Shareholders or by the AIR Board. Certain AIR Shareholders have special director's appointment rights which are discussed above.

Removal of Directors	Removal of Directors	Removal of Directors

Directors may be removed by ordinary resolution of CAEP Shareholders; provided that prior to the consummation of an initial business combination, only holders of CAEP Class B Ordinary Shares will have the right to vote on the removal of directors of CAEP.

The office of a director may be vacated if: (a) the director gives notice in writing to CAEP that they resign the office of director; (b) the director is absent from three consecutive meetings of the CAEP Board without special leave of absence from the directors, and the directors pass a resolution that they have by reason of such absence vacated office; (c) the director dies, becomes bankrupt or makes any arrangement or composition with their creditors generally; (d) the director is found to be or becomes of unsound mind; or (e) all of the other directors (being not less than two in number) determine that the director should be removed as a director, either by a resolution passed by all of the other directors at a meeting of the directors duly convened and held in accordance with the CAEP Memorandum and Articles or by a resolution in writing signed by all of the other directors.

There is no statutory right under Jersey Companies Law for shareholders to nominate, appoint or remove directors of a company.

The A&R Pubco Articles provide that a director will cease to hold office if the director: (a) gives notice to Pubco that they resign the office of director; (b) ceases to be a director by virtue of any provision of the Jersey Companies Law or becomes prohibited or disqualified by applicable law; (c) becomes bankrupt or makes and arrangement or composition with their creditors generally; (d) becomes of unsound mind; (e) is removed from office by the affirmative vote of at least 66 2/3% in voting power of the then outstanding Pubco Ordinary Shares entitled to vote thereon as a result of the director's conviction of a serious felony or the director's commission of any material act of dishonesty resulting or intended to result in material personal gain or enrichment of such director at the expense of Pubco; or (f) is prohibited by applicable law, the SEC or any other competent regulatory authority from being a director.

The A&R Pubco Articles provide holders of one or more outstanding series of Preferred Shares who are granted

There is no statutory right under Jersey Companies Law for shareholders to nominate, appoint or remove directors of a company.

The AIR Articles provide that a director will cease to hold office if the director: (a) is prohibited or disqualified from being a director by law; (b) is declared bankrupt in any jurisdiction; (c) makes any arrangement or composition with the director's creditors generally; (d) in the opinion of a registered medical practitioner given to AIR in writing, becomes incapacitated and incapable of acting as a director and may remain incapacitated for more than three months; (e) resigns from office by notice in writing to AIR and the resignation has taken effect in accordance with its terms; or (f) is removed from office by ordinary resolution of the holders of AIR Ordinary Shares.

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders
special rights to elect directors, may also have additional rights in respect of removal of the directors of Pubco.
Filling of Board Vacancies	Filling of Board Vacancies	Filling of Board Vacancies

The company may by ordinary resolution appoint any person to be a director or may by ordinary resolution remove any director, provided that prior to the consummation of a Business Combination and for so long as there are CAEP Class B Ordinary Shares in issue, only the holders of the CAEP Class B Ordinary Shares shall be entitled to vote on any such ordinary resolution.

The CAEP Board may appoint any person to be a director, either to fill a vacancy or as an additional director provided that the appointment does not cause the number of directors to exceed any number fixed by or in accordance with the CAEP Memorandum and Articles as the maximum number of directors.

If a Pubco director:

a) is removed from office pursuant to the A&R Pubco Articles or is prohibited from being a director by operation of law;

b) is or becomes bankrupt, or makes any arrangement or composition with his creditors generally;

c) is or becomes of unsound mind or dies;

d) resigns his office by written notice to Pubco; or

e) their term of office expires,

then the Pubco Board shall be entitled by resolution to appoint a director to fill such vacancy on the Pubco Board. Newly created directorships resulting from an increase in the number of directors are elected by the Pubco Board. Any director elected to fill a vacancy or newly created directorship shall hold office until the next election of the class of directors for which such director shall have been chosen and until his or her successor shall be elected and qualified, or until his or her earlier death, resignation, retirement, disqualification or removal.

AIR may by ordinary resolution appoint any person to be a director, either to fill a vacancy or as an additional director, or may by ordinary resolution remove any director.

Additionally, the AIR Board may appoint any person to be a director, either to fill a vacancy or as an additional director.

Compensation of Directors	Compensation of Directors	Compensation of Directors

The remuneration to be paid to the directors, if any, shall be such remuneration as the CAEP Board shall determine, provided that no cash remuneration shall be paid to any director by CAEP prior to the consummation of a Business Combination unless otherwise approved in writing by a majority of the holders of CAEP Class B Ordinary Shares. The directors shall also, whether prior to or after the consummation of a Business Combination, be entitled to be paid all travelling, hotel and other expenses properly incurred by them in connection with their attendance at meetings of directors or committees of directors, or general meetings of CAEP, or separate meetings of the holders of any class of shares or debentures of CAEP, or otherwise in connection with the business of CAEP or the discharge of their duties as a director, or to receive a fixed allowance in respect thereof as may be determined by the CAEP Board, or a combination partly of one such method and partly the other.

The amount of any fees payable to Pubco directors shall be determined by Pubco Board subject to any limitation which may be determined by the resolution of the Pubco shareholders and, where applicable, is subject to the rules and regulations of any United States national securities exchange on which the securities of Pubco are listed or trading (the "Designated Stock Exchange"). In addition, Pubco directors may be reimbursed for expenses properly incurred for attending meetings of the Pubco Board and/or meetings of the Pubco shareholders.

The amount of any fees payable to AIR directors shall be determined by AIR directors and shall be deemed to accrue from day to day. In addition, AIR directors may be reimbursed for reasonable expenses incurred for attending meetings of the AIR Board or a committee of the AIR board or meetings of the AIR Shareholders or otherwise in connection with the exercise of their powers and the discharge of their responsibilities in relation to the company.

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders
Manner of Acting by Board	Manner of Acting by Board	Manner of Acting by Board

The quorum for the transaction of the business of the directors may be fixed by the directors, and unless so fixed shall be two if there are two or more directors, and shall be one if there is only one director. The act of a majority of the directors present at any meeting at which there is a quorum will be the act of the board.

A resolution in writing (in one or more counterparts) signed by all the directors or all the members of a committee of the directors shall be as valid and effectual as if it had been passed at a meeting of the directors, or committee of directors as the case may be, duly convened and held.

The Pubco Board may meet for the transaction of business, adjourn and otherwise regulate its meetings as it sees fit. Unless otherwise specified in the A&R Pubco Articles, a resolution put to the vote at a meeting of the Pubco Board shall be carried by the affirmative votes of a majority in number of those directors attending such meeting.

A written resolution of which notice has been given to all Directors or all members of a committee appointed by the Pubco Board, if signed by a majority of the Directors or of the members of such committee, shall be adopted as valid and effectual as if it had been passed at a meeting of the Pubco Board.

Where Pubco has more than one Director, the quorum necessary for the transaction of the business of the Directors may be fixed by the Directors, and unless so fixed at any other number shall be two Directors. An alternate Director shall be counted in a quorum.

The AIR Board may meet for the transaction of business, adjourn and otherwise regulate its meetings as it sees fit. Unless otherwise specified in the AIR Articles, a resolution put to the vote at a meeting of the AIR Board shall be carried out by the affirmative votes of a majority in number of those directors attending such meeting, provided that such majority includes a majority of directors appointed by a specific group of directors representing certain key shareholder group as specified in the AIR Articles.

A written resolution of which notice has been given to all directors, if signed by a majority of the directors, of which a majority must be the specified group of directors, shall be adopted as valid and effectual as if it had been passed at a meeting of the AIR Board.

Where AIR has more than one director, the quorum necessary for the transaction of the business includes specified groups of directors appointed by the key shareholder groups. An alternate director shall be counted in a quorum.

Meetings of the Board	Meetings of the Pubco Board	Meetings of the AIR Board

A director may, or other officer on the direction of a director shall, call a meeting of the directors by at least two days’ notice in writing to every director which notice shall set forth the general nature of the business to be considered unless notice is waived by all the directors either at, before or after the meeting is held.

A Pubco director may, and the secretary of Pubco on the requisition of a Pubco director shall, at any time summon a meeting of the Pubco Board. To summon a meeting of the directors, at least 24 hours of meeting notice must be given to each director and alternate director provided that any meeting may be convened at shorter notice and in such manner as each Director or their alternate Director shall approve, provided further that, unless otherwise resolved by the Directors, notices of Directors’ meetings need not be in writing.

A chairman of the Air Board shall, if requested by a director, summon a meeting of the AIR Board by giving a notice of the meeting or by authorizing the secretary of AIR to give that notice.

To summon a meeting of the directors, at least ten working days' notice must be given to each director, or any lesser notice as all the directors may agree generally or in respect of any specific meeting. Meeting may be called with 24 hours of meeting notice if the chairman reasonably believes that it is required to decide an urgent matter, but a lesser notice period may be agreed by all the directors.

Annual General Meetings	Shareholders’ Meetings	Shareholders’ Meetings

An annual meeting of CAEP Shareholders is held at such place, either within or outside the Cayman Islands, and time and on such date as shall be determined by the CAEP Board and stated in the notice of the meeting. At each annual meeting, the shareholders entitled to vote on such matters shall vote on appointment of directors whose term expires at that general meeting and may transact any other business as may properly be brought before the meeting.

Jersey Companies Law requires that Pubco shall have an annual general meeting once every calendar year (within a period of not more than 18 months after the last preceding annual general meeting).

The Directors may whenever they think fit, and upon a requisition made in writing by Public Shareholders who together hold not less than ten percent of the total voting rights of all Pubco

AIR is not required to hold annual general meetings.

The directors may whenever they think fit, and upon a requisition made in writing by AIR Shareholders in accordance with the Jersey Companies Law the directors shall, convene a general meeting of AIR. At least fourteen clear days' notice shall be given of every general meeting.

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

shareholders entitled to vote at an election of the directors of Pubco, the Directors shall convene a general meeting of Pubco. At least fourteen Clear Days' notice shall be given of every general meeting including without limitation any general meeting called for the passing of a Special Resolution.

At any general meeting called pursuant to a requisition, unless such meeting is called by the Directors, only that business stated in the requisition as the objects of the meeting shall be transacted.

A general meeting may be held by such electronic means as permit all persons participating in the meeting to communicate with each other simultaneously and instantaneously, and electronic participation in such a meeting shall constitute presence in person at such meeting.

The quorum necessary for transacting business at Pubco general meetings is the presence in person (including by electronic means) or by proxy of at least two Pubco shareholders representing at least one-third of the voting power of all of the then outstanding shares of Pubco entitled to vote at an election of the directors of Pubco, but so that not less than two individuals will constitute the quorum, provided that, if at any time all of the issued shares in Pubco are held by one Pubco shareholder, such quorum shall consist of the Pubco shareholder present in person.

The quorum necessary for transacting business at AIR general meetings is the presence of specified groups of directors appointed by the key shareholder groups, provided that if at any time all of the issued shares in AIR are held by one AIR Shareholder, such quorum shall consist of the AIR Shareholder present in person.

Extraordinary General Meetings	General Meetings	General Meetings

Extraordinary general meetings of CAEP Shareholders’, for any purpose or purposes, may be called only by the Chairman of the CAEP Board, CAEP’s Chief Executive Officer, or the CAEP Board pursuant to a resolution adopted by a majority of the CAEP Board, and may not be called by any other person. For the avoidance of doubt, holders of CAEP Ordinary Shares shall not have the ability to call general meetings. Extraordinary general meetings of Shareholders shall be held at such place, either within or outside the Cayman Islands, and at such time and on such date as shall be determined by the board and stated in CAEP’s notice of the meeting.

There is only one class of shareholders' meetings under the A&R Pubco Articles, which is general meetings discussed above. A&R Pubco Articles do not expressly provide for any extraordinary or special general meetings. A general meeting of shareholders of Pubco, which is not the annual general meeting, is conventionally referred to as extraordinary general meeting.

There is only one class of shareholders' meetings under the AIR Articles, which is general meetings discussed above. AIR Articles do not expressly provide for any extraordinary or special general meetings. A general meeting of shareholders of AIR, which is not the annual general meeting, is conventionally referred to as extraordinary general meeting.

Convocation Requirements for a Shareholders’ Meeting	Convocation Requirements for a Shareholders’ Meeting	Convocation Requirements for a Shareholders’ Meeting
At least five (5) clear days’ notice shall be given of any general meeting.	At least 14 clear days’ notice of a general meeting of the holders of Pubco	At least 14 clear days’ notice of a general meeting of the holders of AIR

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

Every notice shall specify the place, the day and the hour of the meeting and the general nature of the business to be conducted at the general meeting and shall be given in the manner hereinafter mentioned or in such other manner if any as may be prescribed by CAEP, provided that a general meeting of CAEP shall, whether or not the notice specified in the CAEP Memorandum and Articles has been given and whether or not the provisions of the CAEP Memorandum and Articles regarding general meetings have been complied with, be deemed to have been duly convened if it is so agreed: (a) in the case of an annual general meeting, by all of the shareholders entitled to attend and vote at the meeting; and (b) in the case of an extraordinary general meeting, by a majority in number of the shareholders having a right to attend and vote at the meeting, together holding not less than 95% in par value of the shares giving that right.

The accidental omission to give notice of a general meeting to, or the non-receipt of notice of a general meeting by, any person entitled to receive such notice shall not invalidate the proceedings of that general meeting.

Ordinary Shares (other than an adjourned meeting where adjournment was fewer than thirty days) shall be given to each holder of Pubco Ordinary Shares entitled to attend and vote thereat, stating the date and time at which the meeting is to be held, and stating (so far as is possible) the business to be conducted at such meeting.

Notice of meetings of the holders of Pubco Ordinary Shares shall be in writing delivered by mail or courier to the address of the Pubco Ordinary Shares detailed on the Pubco register of members, or in any manner agreed in advance by any such member, and any notice so posted shall be deemed to be served one Clear Day after the day it was posted.

The Pubco Board may postpone or cancel any general meeting called in accordance with the A&R Pubco Articles (other than a meeting requisitioned under the A&R Pubco Articles) provided that notice of postponement or cancellation is given to each shareholder before the time for such meeting. Fresh notice of the date, time and place for a postponed meeting shall be given to the shareholders in accordance with the A&R Pubco Articles.

Ordinary Shares (other than an adjourned meeting where adjournment was fewer than thirty days or more than thirty days) shall be given to each holder of AIR Ordinary Shares entitled to attend and vote thereat, stating the date and time at which the meeting is to be held, and stating the general nature of the business to be conducted at such meeting.

Notice of meetings of the holders of AIR Ordinary Shares shall be in writing delivered by mail, or in electronic form. Any notice sent by post shall be treated as received by the holder of AIR Ordinary Shares 48 hours after being posted in a correctly addressed envelope or if, sent to an address outside British Islands, 96 hours after it is posted. Any notice sent by email, shall be deemed to be received when the email is sent (provided there is no notice of delivery failure).

Quorum and Actions	Quorum and Actions	Quorum and Actions

The holders of a majority of the Shares being individuals present in person or by proxy or if a corporation or other non-natural person by its duly authorized representative or proxy shall be a quorum. If a quorum is not present within half an hour from the time appointed for the meeting to commence, the meeting shall stand adjourned to the same day in the next week at the same time and/or place or to such other day, time and/or place as the Directors may determine, and if at the adjourned meeting a quorum is not present within half an hour from the time appointed for the meeting to commence, the CAEP Shareholder present shall be a quorum.

The quorum necessary for transacting business at a meeting of the holders of Pubco Ordinary Shares is the presence in person (including by electronic means) or by proxy of at least two holders of Pubco Ordinary Shares representing at least one-third of the voting power of all the then outstanding shares of Pubco entitled to vote at an election of the directors of Pubco, provided that not less than two individuals will constitute the quorum, and provided that, if at any time, all of the issued shares in Pubco are held by one shareholder, such quorum shall consist of such shareholder present in person.

If within half an hour from the time appointed for the meeting a quorum is not present, or if during the meeting a quorum ceases to be present, then, in the case of a meeting convened on a requisition, the meeting shall be deemed dissolved and, in any other case, the meeting shall stand adjourned to the same day one week later, at the same time and place or to such other day, time or place as the directors may determine. If the meeting shall be adjourned for fewer than 30 days, it shall not be necessary to give notice of the adjourned meeting.

The quorum necessary for transacting business at AIR general meetings is the presence of specified groups of directors appointed by the key shareholder groups, provided that if at any time all of the issued shares in AIR are held by one AIR Shareholder, such quorum shall consist of the AIR Shareholder present in person.

If within half an hour from the time appointed for the meeting a quorum is not present, or if during the meeting a quorum ceases to be present, then, in the case of a meeting convened on a requisition, the meeting shall be deemed dissolved and, in any other case, the chairman of the meeting must adjourn it, such day, time or place as the chairman may determine. If the meeting shall be adjourned for more than 30 days, AIR must give at least seven clear days' notice of it.

Written Resolutions of CAEP Shareholders	Written Resolutions of Pubco Shareholders	Written Resolutions of AIR Shareholders

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

The CAEP Memorandum and Articles provide that a resolution (including a special resolution) in writing (in one or more counterparts) signed by or on behalf of all of the CAEP Shareholders for the time being entitled to receive notice of and to attend and vote at general meetings (or, being corporations or other non-natural persons, signed by their duly authorized representatives) shall be as valid and effective as if the resolution had been passed at a general meeting of CAEP duly convened and held.

Article 95 of the Jersey Companies Law provides that subject to the memorandum and articles of association of a company, anything which may be done by resolution of a company in general meeting may be done by resolution in writing. The A&R Pubco Articles provide that shareholders may not pass resolutions in writing.

Article 95 of the Jersey Companies Law provides that subject to the memorandum and articles of association of a company, anything which may be done by resolution of a company in general meeting may be done by resolution in writing. The AIR Articles provide that shareholders may pass resolutions in writing in accordance with Jersey law, and any such written resolution is as valid as if passed at a duly convened general meeting.

Indemnification of Directors and Officers and Limitation of Liability	Indemnification of Directors and Officers and Limitation of Liability	Indemnification of Directors and Officers and Limitation of Liability

Cayman Islands law does not limit the extent to which a company’s articles of association may provide for indemnification of officers and directors, except to the extent any such provision may be held by the Cayman Islands courts to be contrary to public policy, such as to provide indemnification against fraud or the consequences of committing a crime.

The CAEP Memorandum and Articles provide that every director and officer (which for the avoidance of doubt, shall not include auditors of CAEP), together with every former director and former officer (each an “Indemnified Person”) shall be indemnified out of the assets of CAEP against any liability, action, proceeding, claim, demand, costs, damages or expenses, including legal expenses, whatsoever which they or any of them may incur as a result of any act or failure to act in carrying out their functions other than such liability (if any) that they may incur by reason of their own actual fraud, willful neglect or willful default. No Indemnified Person shall be liable to CAEP for any loss or damage incurred by CAEP as a result (whether direct or indirect) of the carrying out of their functions unless that liability arises through the actual fraud, willful neglect or willful default of such Indemnified Person. No person shall be found to have committed actual fraud, willful neglect or willful default unless or until a court of competent jurisdiction shall have made a finding to that effect.

The Jersey Companies Law does not contain any provision permitting Jersey companies to limit the liabilities of directors for breach of fiduciary duty.

However, a Jersey company may exempt from liability, and indemnify directors and officers, for liabilities:

•
incurred in defending any civil or criminal legal proceedings where:
•
judgment is given in the person’s favor or the person is acquitted;
•
the proceedings are discontinued other than by reason of such person (or someone on their behalf) giving some benefit or suffering some detriment; or
•
the proceedings are settled on terms that such person (or someone on their behalf) gives some benefit or suffers some detriment but in the opinion of a majority of the disinterested directors, the person was substantially successful on the merits in the person’s resistance to the proceedings;
•
incurred to anyone other than to the company if the person acted in good faith with a view to the best interests of the company;
•
incurred in connection with an application made to the court for relief from liability for negligence, default, breach of duty or breach of trust under Article 212 of the Jersey Companies Law in

The Jersey Companies Law does not contain any provision permitting Jersey companies to limit the liabilities of directors for breach of fiduciary duty.

However, a Jersey company may exempt from liability, and indemnify directors and officers, for liabilities:

•
incurred in defending any civil or criminal legal proceedings where:
•
judgment is given in the person’s favor or the person is acquitted;
•
the proceedings are discontinued other than by reason of such person (or someone on their behalf) giving some benefit or suffering some detriment; or
•
the proceedings are settled on terms that such person (or someone on their behalf) gives some benefit or suffers some detriment but in the opinion of a majority of the disinterested directors, the person was substantially successful on the merits in the person’s resistance to the proceedings;
•
incurred to anyone other than to the company if the person acted in good faith with a view to the best interests of the company;
•
incurred in connection with an application made to the court for relief from liability for negligence, default, breach of duty or breach of trust under Article 212 of the Jersey Companies Law in

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

which relief is granted to the person by the court; or
•
incurred in a case in which the company normally maintains insurance for persons other than directors.

The A&R Pubco Articles provide that every director, secretary and officer (which for the avoidance of doubt, shall not include auditors of Pubco), together with their personal representatives (each an “Indemnified Person”) shall be indemnified out of the assets of Pubco against any liability, action, proceeding, claim, demand, costs, damages or expenses, which such Indemnified Person incurred or sustained as a result of any act or failure to act in carrying out their functions other than such liability (if any) that they may incur by reason of such Indemnified Person's own dishonesty, willful default or fraud, in or about the conduct of the Pubco's business or affairs or in the execution or discharge of their duties, powers, authorities or discretions. No Indemnified Person shall be liable for any loss or damage incurred by Pubco unless that liability arises through the dishonesty, willful default or fraud of such Indemnified Person.

which relief is granted to the person by the court; or • incurred in a case in which the company normally maintains insurance for persons other than directors.
Dissolution/Liquidation	Liquidation	Liquidation

The CAEP Memorandum and Articles provide that it will have only 24 months from the consummation of the CAEP IPO to complete its business combination. If it has not completed its business combination within such time period or during any extended period as may be approved by the shareholders of CAEP by way of special resolution, it will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the CAEP Class A Ordinary Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to CAEP (less taxes payable), divided by the number of then CAEP Class A Ordinary Shares in issue, which redemption will completely extinguish public CAEP Shareholder rights as CAEP Shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of

Under Jersey Companies Law, a Jersey company may be voluntarily dissolved, liquidated or wound up by a special resolution of the shareholders. In addition, a company may be wound up by the courts of Jersey if the court is of the opinion that it is just and equitable to do so or that it is expedient in the public interest to do so.

Alternatively, a creditor with a claim against a Jersey company of not less than £3,000 may apply to the Royal Court of Jersey for the property of that company to be declared en désastre (being the Jersey law equivalent of a declaration of bankruptcy). Such an application may also be made by the Jersey company itself without having to obtain any shareholder approval.

Under Jersey Companies Law, a Jersey company may be voluntarily dissolved, liquidated or wound up by a special resolution of the shareholders. In addition, a company may be wound up by the courts of Jersey if the court is of the opinion that it is just and equitable to do so or that it is expedient in the public interest to do so.

Alternatively, a creditor with a claim against a Jersey company of not less than £3,000 may apply to the Royal Court of Jersey for the property of that company to be declared en désastre (being the Jersey law equivalent of a declaration of bankruptcy). Such an application may also be made by the Jersey company itself without having to obtain any shareholder approval.

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

CAEP’s remaining shareholders and its board of directors, liquidate and dissolve, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

Rights of Inspection	Rights of Inspection	Rights of Inspection

CAEP Board shall determine whether and to what extent and at what times and places and under what conditions or regulations the accounts and books of CAEP or any of them shall be open to the inspection of members not being directors and no member (not being a director) shall have any right of inspecting any account or book or document of CAEP except as conferred by the Companies Act or authorized by CAEP Board or by CAEP in general meeting.

The register of shareholders and books containing the minutes of general meetings or of meetings of any class of shareholders of a Jersey company must during business hours be open to the inspection of a shareholder of the company without charge.

The register of directors and secretaries must during business hours (subject to such reasonable restrictions as the company may by its articles of association or in general meeting impose, but so that not less than two hours in each business day be allowed for inspection) be open to the inspection of a shareholder or director of the company without charge.

The register of shareholders and books containing the minutes of general meetings or of meetings of any class of shareholders of a Jersey company must during business hours be open to the inspection of a shareholder of the company without charge.

The register of directors and secretaries must during business hours (subject to such reasonable restrictions as the company may by its articles of association or in general meeting impose, but so that not less than two hours in each business day be allowed for inspection) be open to the inspection of a shareholder or director of the company without charge.

Derivative Shareholder Suits	Derivative Shareholder Suits	Derivative Shareholder Suits

Derivative actions have been brought in the Cayman Islands courts, and the Cayman Islands courts have confirmed the availability for such actions. In principle, CAEP will normally be the proper plaintiff in any claim based on a breach of duty owed to it, and a claim against (for example) CAEP’s officers or directors usually may not be brought by a shareholder. However, based on Cayman Islands authorities and on English authorities, which would in all likelihood be of persuasive authority and be applied by a court in the Cayman Islands, exceptions to the foregoing principle apply in circumstances in which:

• a company is acting, or is proposing to act, illegally or beyond the scope of its authority;

• the act complained of, although not beyond the scope of the authority, could be effected if duly authorized by more than the number of votes which have actually been obtained; or

• those who control CAEP are perpetrating a “fraud on the minority.”

A shareholder may have a direct right of action against CAEP where the individual rights of that shareholder have been infringed or are about to be infringed.

Under Article 141 of the Jersey Companies Law, a shareholder may apply to court for relief on the ground that the conduct of a company’s affairs, including a proposed or actual act or omission by a company, is “unfairly prejudicial” to the interests of shareholders generally or of some part of shareholders, including at least the shareholder making the application.

There may also be customary law personal actions available to shareholders. Under Article 143 of the Jersey Companies Law (which sets out the types of relief a court may grant in relation to an action brought under Article 141 of the Jersey Companies Law), the court may make an order regulating the affairs of a company, requiring a company to refrain from doing or continuing to do an act complained of, authorizing civil proceedings and providing for the purchase of shares by a company or by any of its other shareholders.

Under Article 141 of the Jersey Companies Law, a shareholder may apply to court for relief on the ground that the conduct of a company’s affairs, including a proposed or actual act or omission by a company, is “unfairly prejudicial” to the interests of shareholders generally or of some part of shareholders, including at least the shareholder making the application.

There may also be customary law personal actions available to shareholders. Under Article 143 of the Jersey Companies Law (which sets out the types of relief a court may grant in relation to an action brought under Article 141 of the Jersey Companies Law), the court may make an order regulating the affairs of a company, requiring a company to refrain from doing or continuing to do an act complained of, authorizing civil proceedings and providing for the purchase of shares by a company or by any of its other shareholders.

Conflict of Interest Transactions	Conflicts of Interest	Conflicts of Interest
As a matter of Cayman Islands law, a director is in a fiduciary relationship to	An interested director must disclose to the company the nature and extent of	An interested director must disclose to the company at a meeting of the

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

the company. Fiduciary duties may be described as being those of loyalty, honesty and good faith owed to the company. One of these duties is that directors must not place themselves in a position in which there is a conflict between their duty to the company and their personal interests. The Cayman Islands law allows this duty to be varied by the memorandum and articles. CAEP Memorandum and Articles allow a director to hold other paid roles with CAEP, provide professional services for remuneration, and hold offices or interests in other companies connected with CAEP without being accountable to CAEP for benefits received from those roles. A director is at liberty to vote in respect of any contract or transaction in which they are interested provided that the nature of the interest of any director in any such contract or transaction is disclosed by them at or prior to its consideration and any vote thereon.

any interest in a transaction with the company, or one of its subsidiaries, which to a material extent conflicts or may conflict with the interests of the company and of which the director is aware.

Failure to disclose an interest entitles the company or a shareholder to apply to the court for an order setting aside the transaction concerned and directing that the director account to the company for any profit.

A transaction is not voidable and a director is not accountable notwithstanding a failure to disclose an interest if the transaction is confirmed by special resolution of shareholders and the nature and extent of the director’s interest in the transaction are disclosed in reasonable detail in the notice calling the meeting at which the resolution is passed.

Although it may still order that a director account for any profit, a court will not set aside a transaction unless it is satisfied that the interests of third parties who have acted in good faith would not thereby be unfairly prejudiced and the transaction was not reasonable and fair in the interests of the company at the time it was entered into.

The A&R Pubco Articles provide that subject to the Jersey Companies Law, the rules and regulations of the Designated Stock Exchange, the SEC and/or any other competent regulatory authority or otherwise under applicable law, and provided that they have disclosed to the directors the nature and extent of any of their interests which conflict or may conflict to a material extent with the interests of the Pubco at the first meeting of the Pubco Board at which a transaction is considered or as soon as practical after that meeting by notice in writing to the secretary of Pubco or has otherwise previously disclosed that they are to be regarded as interested in a transaction with a specific person, a director of Pubco notwithstanding their office (a) may be a party to, or otherwise interested in, any transaction or arrangement with Pubco or in which Pubco is otherwise interested; (b) may be a director or other officer of, or employed by, or a party to any transaction or arrangement with, or otherwise interested in, any body corporate promoted by Pubco or in which Pubco is otherwise interested; and (c) shall not, by reason of their office, be accountable to Pubco for any benefit which they derive from any such office or employment or directors or in such other manner as the director resolve, the nature and extent of any interest in a transaction with the company, or one of its subsidiaries, which to a material extent conflicts or may conflict with the interests of the company and of which the director is aware.

Failure to disclose an interest entitles the company or a shareholder to apply to the court for an order setting aside the transaction concerned and directing that the director account to the company for any profit.

A transaction is not voidable and a director is not accountable notwithstanding a failure to disclose an interest if the transaction is confirmed by special resolution of shareholders and the nature and extent of the director’s interest in the transaction are disclosed in reasonable detail in the notice calling the meeting at which the resolution is passed.

Although it may still order that a director account for any profit, a court will not set aside a transaction unless it is satisfied that the interests of third parties who have acted in good faith would not thereby be unfairly prejudiced and the transaction was not reasonable and fair in the interests of the company at the time it was entered into.

The AIR Articles allow a director who has declared the nature and extent of any interest listed in the AIR Artiles to hold other paid roles with AIR, provide professional services for remuneration, and hold offices or interests in other companies connected with AIR without being accountable to AIR for benefits received from those roles. A director is at liberty to vote in respect of any contract or transaction in which they are interested provided that the nature of the interest of any director in any such contract or transaction is disclosed by them at or prior to its consideration and any vote thereon.

Rights of CAEP Shareholders	Rights of Pubco Shareholders	Rights of AIR Shareholders

from any such transaction or arrangement or from any interest in any such body corporate and no such transaction or arrangement shall be liable to be avoided on the ground of any such interest or benefit.

Listing	Listing	Listing
Following consummation of the Business Combination, the CAEP Class A Ordinary Shares will be delisted from Nasdaq and CAEP will be deregistered under the Exchange Act.	Pubco Ordinary Shares are expected to trade on Nasdaq.	AIR Ordinary Shares are not expected to trade on Nasdaq or any other stock exchange.
Anti-Takeover Provisions	Anti-Takeover Provisions	Anti-Takeover Provisions

CAEP Memorandum and Articles provide that the board of directors is classified into two classes of directors. As a result, in most circumstances, a person can gain control of our board only by successfully engaging in a proxy contest at two or more annual general meetings. CAEP’s authorized but unissued ordinary shares and preference shares are available for future issuances without shareholder approval and could be utilized for a variety of corporate purposes, including future offerings to raise additional capital, acquisitions and employee benefit plans. The existence of authorized but unissued and unreserved ordinary shares and preference shares could render more difficult or discourage an attempt to obtain control of CAEP by means of a proxy contest, tender offer, merger or otherwise.

Jersey law prescribes no specific anti-takeover provisions.

The A&R Pubco Articles provide that the board of directors is classified into three classes of directors. As a result, in most circumstances, a person can gain control of Pubco Board only by successfully engaging in a proxy contest at three or more annual general meetings. Pubco’s authorized but unissued Pubco Ordinary Shares and Pubco Preferred Shares are available for future issuances without shareholder approval and could be utilized for a variety of corporate purposes, including future offerings to raise additional capital, acquisitions and employee benefit plans. The existence of authorized but unissued Pubco Ordinary Shares and Pubco Preferred Shares could render more difficult or discourage an attempt to obtain control of Pubco by means of a proxy contest, tender offer, merger or otherwise.

The A&R Pubco Articles further provide that Pubco Board may issue one or more series of preferred shares which may provide for a variety of special rights, including the right to appoint and remove additional directors of Pubco or the right to receive dividends at a certain rate.

Jersey law prescribes no specific anti-takeover provisions. The AIR Articles do not provide for any anti-takeover provisions.

De-SPAC Transaction, Accounting Treatment [Text Block]

Anticipated Accounting Treatment of the Business Combination

The Business Combination will be accounted for as a capital reorganization in accordance with IFRS. Under this method of accounting, CAEP will be treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination will be treated as the equivalent of AIR issuing shares in exchange for the net assets of CAEP as of the Cayman Effective Time, accompanied by a recapitalization of AIR as of the Jersey Effective Time. The net assets of CAEP are stated at historical cost, with no goodwill or other intangible assets recorded.

Please see the section entitled “Unaudited Pro Forma Condensed Combined Financial Information—Accounting for the Business Combination” elsewhere in this proxy statement/prospectus for additional information.

De-SPAC, Federal Income Taxes Consequences, SPAC [Text Block]

Material U.S. Federal Income Tax Considerations

The following description addresses the U.S. federal income tax considerations generally applicable to (i) U.S. Holders and Non-U.S. Holders (each as defined below) that elect to have their Public Shares redeemed for cash if the Business Combination is completed, (ii) U.S. Holders and Non-U.S. Holders that participate in the Cayman Merger and (iii) U.S. Holders and Non-U.S. Holders of owning and disposing of Pubco Ordinary Shares after the Business Combination. This discussion is based on provisions of the Code, its legislative history, final, temporary and proposed treasury regulations promulgated thereunder (“Treasury Regulations”), published rulings and court decisions, all as currently in effect and all of which are subject to differing interpretations or change, possibly with retroactive effect.

For purposes of this description, a “U.S. Holder” means a beneficial owner of Public Shares or Pubco Ordinary Shares that is for U.S. federal income tax purposes:

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an individual citizen or resident of the U.S.;
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a corporation (or other entity treated as a corporation) that is created or organized (or treated as created or organized) in or under the laws of the U.S., any state thereof or the District of Columbia;
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an estate whose income is includible in gross income for U.S. federal income tax purposes regardless of its source; or
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a trust if (i) a U.S. court can exercise primary supervision over the trust’s administration and one or more U.S. persons are authorized to control all substantial decisions of the trust, or (ii) it has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

A “Non-U.S. Holder” means a beneficial owner of Public Shares, or Pubco Ordinary Shares that is not a U.S. Holder, but generally does not include an individual who is present in the U.S. for 183 days or more in the taxable year of disposition. A holder that is such an individual should consult its tax advisor regarding the U.S. federal income tax consequences.

This description does not address all aspects of U.S. federal income taxation that may be relevant to any particular holder based on such holder’s individual circumstances. In particular, this description considers only holders that hold Public Shares or Pubco Ordinary Shares as capital assets within the meaning of Section 1221 of the Code. This description does not address the alternative minimum tax, the Medicare tax on net investment income, or the U.S. federal income tax consequences to holders that are subject to special rules, including:

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financial institutions or financial services entities;
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broker-dealers;
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persons that are subject to the mark-to-market accounting rules under Section 475 of the Code;
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tax-exempt entities;
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governments or agencies or instrumentalities thereof;
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insurance companies;
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regulated investment companies;
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real estate investment trusts;
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specified expatriates or former long-term residents of the U.S.;
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persons that hold Public Shares as part of a straddle, constructive sale, hedging, redemption or other integrated transaction;
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persons whose functional currency is not the U.S. dollar;
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controlled foreign corporations;
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passive foreign investment companies;
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partnerships (or other entities classified as partnership for U.S. federal income tax purposes) or partners in such partnerships or entities classified for U.S. federal income tax purposes as a “disregarded entity”;
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persons required to accelerate the recognition of any item of gross income with respect to Public Shares as a result of such income being recognized on an applicable financial statement;
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persons who actually or constructively own 5% or more of the Public Shares by vote or value (except as specifically provided below); or
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the Sponsor or its Affiliates.

This description does not address any tax laws other than the U.S. federal income tax law, such as gift or estate tax laws, state, local or non-U.S. tax laws or, except as described herein, any tax reporting obligations of a holder of Public Shares or Pubco Ordinary Shares. Additionally, this description does not address the tax treatment of partnerships or other pass-through entities or entities classified for U.S. federal income tax purposes as a “disregarded entity” or persons who hold Public Shares or Pubco Ordinary Shares through such entities. If a partnership (or other entity classified as a partnership or treated as a disregarded entity for U.S. federal income tax purposes) is the beneficial owner of Public Shares, the U.S. federal income tax treatment of a partner in the partnership or owner of the disregarded entity will generally depend on the status of the partner or owner and the activities of the partnership or disregarded entity. This description also assumes that any distribution made (or deemed made) on Public Shares or Pubco Ordinary Shares and any consideration received (or deemed received) by a holder in consideration for the sale or other disposition of Public Shares or Pubco Ordinary Shares is made in U.S. dollars.

THE U.S. FEDERAL INCOME TAX TREATMENT OF THE BENEFICIAL OWNERS OF PUBLIC SHARES OR PUBCO ORDINARY SHARES MAY BE AFFECTED BY MATTERS NOT DESCRIBED HEREIN AND DEPENDS IN SOME INSTANCES ON DETERMINATIONS OF FACT AND INTERPRETATIONS OF COMPLEX PROVISIONS OF U.S. FEDERAL INCOME TAX LAW FOR WHICH NO CLEAR PRECEDENT OR AUTHORITY MAY BE AVAILABLE. CAEP URGES BENEFICIAL OWNERS OF PUBLIC SHARES WHO CHOOSE TO EXERCISE THEIR REDEMPTION RIGHTS OR WHO CHOOSE TO PARTICIPATE IN THE CAYMAN MERGER TO CONSULT THEIR TAX ADVISOR REGARDING THE SPECIFIC TAX CONSEQUENCES TO SUCH HOLDER OF THE CAYMAN MERGER AND OWNING AND DISPOSING OF PUBLIC SHARES AS A RESULT OF ITS PARTICULAR CIRCUMSTANCES, INCLUDING THE U.S. FEDERAL, STATE, LOCAL AND FOREIGN INCOME AND OTHER TAX CONSEQUENCES THEREOF.

U.S. Holders

Tax Consequences of the Cayman Merger and the Jersey Merger to U.S. Holders

In the opinion of DLA Piper (US), counsel to CAEP, the Cayman Merger, taken together with other relevant Transactions (including the Jersey Merger, collectively, with the Cayman Merger, the “Transactions”) should qualify as exchanges described in Section 351 of the Code for U.S. federal income tax purposes, subject to the assumptions, qualifications and limitations described herein and in the opinion to be included as Exhibit 8.1 hereto. In rendering this opinions, counsel may require and rely upon assumptions, representations, warranties and covenants provided by CAEP, AIR, Pubco, Jersey Merger Sub, and Cayman Merger Sub, including those contained in the Business Combination Agreement and in representation letters to be provided by the parties to counsel. If any of the assumptions, representations, warranties or covenants upon which the opinion is based is inconsistent with the actual facts, the conclusions reached in the opinion could be adversely affected. The opinion will not be binding on the IRS or the courts. Neither Pubco nor CAEP has requested, and neither intends to request, any ruling from the IRS as to the U.S. federal tax consequences of the Cayman Merger. Consequently, no assurance can be given that the IRS will not assert, or that a court would not sustain, a position contrary to any of those set forth below. It should also be noted that although counsel to CAEP expects to deliver the opinion, the delivery of the opinion is not a condition to the closing of the Cayman Merger. Accordingly, each CAEP Shareholder should consult its own tax advisor with respect to the particular tax consequences of the Cayman Merger, including the consequences if the IRS successfully challenged the qualification of the Transactions as exchanges described in Section 351 of the Code.

U.S. Holders exchanging Public Shares for Pubco Ordinary Shares

Subject to the discussion below in the sections entitled “— Effects of PFIC Rules on U.S. Holders,” and “— Effects of Section 367 to U.S. Holders,” a U.S. Holder will not recognize gain or loss upon the exchange of its Public Shares solely for Pubco Ordinary Shares pursuant to the Cayman Merger. A U.S. Holder’s aggregate tax basis in the Pubco Ordinary Shares received in connection with the Cayman Merger will generally be the same as its aggregate tax basis in the of Public Shares surrendered in the transaction. In addition, the holding period of Pubco Ordinary Shares received in the Cayman Merger will generally include the holding period of Public Shares surrendered in the Cayman Merger. U.S. Holders of Public Shares are urged to consult their tax advisors regarding the proper U.S. federal income tax treatment of the Cayman Merger.

Effects of PFIC Rules on U.S. Holders

Even if the Cayman Merger and the Jersey Merger, taken together, qualify as a transaction described in Section 351 of the Code, Section 1291(f) of the Code requires that, to the extent provided in regulations, a U.S. person that disposes of stock of a PFIC must recognize gain notwithstanding any other provision of the Code. No final Treasury Regulations are in effect under Section 1291(f). Proposed Treasury Regulations under Section 1291(f) were promulgated in 1992, with a retroactive effective date once they become finalized. If finalized in their present form, those regulations would require (i) taxable gain recognition by a U.S. Holder with respect to its exchange of Public Shares for Pubco Ordinary Shares in the Cayman Merger if CAEP were classified as a PFIC at any time during such U.S. Holder’s holding period in the Public Shares. Any such gain would be treated as an “excess distribution” made during the year of the respective Cayman Merger or Jersey Merger, and subject to the special tax and interest charge rules described below under “Definition and General Taxation of a PFIC.” It is difficult to predict whether, in what form, and with what effective date, final Treasury Regulations under Section 1291(f) of the Code may be adopted and how any such

Treasury Regulations would apply. Therefore, U.S. Holders that have not made a timely QEF election (or a QEF election along with a purging election) or a MTM election (each as defined and described below) may, pursuant to the proposed Treasury Regulations, be subject to taxation under the PFIC rules on the Cayman Merger with respect to their Public Shares in the manner set forth below. The proposed Treasury Regulations under Section 1291(f) would not apply to an Electing Shareholder (as defined below) with respect to its Public Shares for which a timely QEF election, QEF election with a purging election, or MTM election is made.

Definition and General Taxation of a PFIC

A non-U.S. corporation will be a PFIC if either (a) at least 75% of its gross income in a taxable year, including its pro rata share of the gross income of any corporation in which it owns or is considered to own at least 25% of the shares by value, is passive income (the “gross income test”) or (b) at least 50% of its assets in a taxable year, ordinarily determined based on fair market value and averaged quarterly over the year, including its pro rata share of the assets of any corporation in which it owns or is considered to own at least 25% of the shares by value, are held for the production of, or produce, passive income (the “asset test”). Passive income generally includes dividends, interest, rents and royalties (other than certain rents or royalties derived from the active conduct of a trade or business) and gains from the disposition of passive assets. The determination of whether a foreign corporation is a PFIC is made annually. Based upon the composition of its income and assets, CAEP believes that it would likely be considered a PFIC for its current taxable year.

If CAEP is determined to be a PFIC for any taxable year (or portion thereof) that is included in the holding period of a U.S. Holder and the U.S. Holder did not make either (a) a timely “qualified election fund” (“QEF”) election for CAEP’s first taxable year as a PFIC in which the U.S. Holder held (or was deemed to hold) Public Shares, (b) a QEF election along with a “purging election,” or (c) a “mark-to-market” (“MTM”) election, all of which are described further below, such U.S. Holder will generally be subject to special rules with respect to any gain recognized by the U.S. Holder on the sale or other disposition of its Public Shares and any “excess distribution” made to the U.S. Holder. Excess distributions are generally any distributions to such U.S. Holder during a taxable year of the U.S. Holder that are greater than 125% of the average annual distributions received by such U.S. Holder in respect of the Public Shares during the three preceding taxable years of such U.S. Holder or, if shorter, such U.S. Holder’s holding period for the Public Shares.

Under these rules, the U.S. Holder’s gain or excess distribution will be allocated ratably over the U.S. Holder’s holding period for the Public Shares. The amount allocated to the U.S. Holder’s taxable year in which the U.S. Holder recognized the gain or received the excess distribution, or to the period in the U.S. Holder’s holding period before the first day of CAEP’s first taxable year in which it qualified as a PFIC, will be taxed as ordinary income. The amount allocated to other taxable years (or portions thereof) of the U.S. Holder and included in its holding period will be taxed at the highest tax rate in effect for that year and applicable to the U.S. Holder. The interest charge generally applicable to underpayments of tax will be imposed in respect of the tax attributable to each such other taxable year of the U.S. Holder.

In general, if CAEP is determined to be a PFIC, a U.S. Holder may avoid the tax consequences described above with respect to its Public Shares by making a timely QEF election, a QEF election along with a purging election, or an MTM election, all as described below.

Impact of PFIC Rules on Certain U.S. Holders

The impact of the PFIC rules on a U.S. Holder will depend on whether the U.S. Holder has made a timely and effective election to treat CAEP as a QEF, under Section 1295 of the Code, for CAEP’s first taxable year as a PFIC in which the U.S. Holder held (or was deemed to hold) Public Shares, the U.S. Holder made a QEF election along with a “purging election,” or if the U.S. Holder made an MTM election, all as described below. A U.S. Holder of a PFIC that made either a timely and effective QEF election, a QEF election along with a purging election, or an MTM election is hereinafter referred to as an “Electing Shareholder.”

A U.S. Holder’s ability to make a QEF election with respect to its Public Shares is contingent upon, among other things, the provision by CAEP of certain information that would enable the U.S. Holder to make and maintain a QEF election. In order to comply with the requirements of a QEF election, a U.S. Holder must receive a PFIC annual information statement from us. If we determine we are a PFIC for any taxable year, upon written request, we will endeavor to provide to a U.S. Holder such information as the IRS may require, including a PFIC annual information statement, in order to enable a U.S. Holder to make and maintain a QEF election. There is also no assurance that we will have timely knowledge of our status as a PFIC in the future or of the required information to be provided.

As indicated above, if a U.S. Holder has not made a timely and effective QEF election with respect to CAEP’s first taxable year as a PFIC in which the U.S. Holder held (or was deemed to hold) Public Shares, such U.S. Holder generally may nonetheless qualify as an Electing Shareholder by filing on a timely filed U.S. income tax return (including extensions) a QEF election and a purging election to recognize under the rules of Section 1291 of the Code any gain that it would otherwise recognize if the U.S. Holder sold its Public Shares for their fair market value on the “qualification date.” The qualification date is the first day of CAEP’s tax year in which CAEP qualifies as a QEF with respect to such U.S. Holder. The purging election can only be made if such U.S. Holder held Public Shares on the qualification date. The gain recognized by the purging election will be subject to the special tax and interest charge rules treating the gain as an excess distribution, as described above. As a result of the purging election, the U.S. Holder will increase the adjusted tax basis in its Public Shares by the amount of the gain recognized and will also have a new holding period in the Public Shares for purposes of the PFIC rules.

Alternatively, if a U.S. Holder, at the close of its taxable year, owns shares in a PFIC that are treated as marketable shares, the U.S. Holder may make an MTM election with respect to such shares for such taxable year. If the U.S. Holder makes a valid MTM election for the first taxable year of the U.S. Holder in which the U.S. Holder holds (or is deemed to hold) Public Shares and for which CAEP is determined to be a PFIC, such holder will not be subject to the PFIC rules described above in respect of its Public Shares. Instead, the U.S. Holder will include as ordinary income each year the excess, if any, of the fair market value of its Public Shares at the end of its taxable year over the adjusted basis in its Public Shares. The U.S. Holder also will be allowed to take an ordinary loss in respect of the excess, if any, of the adjusted basis of its Public Shares over the fair market value of its Public Shares at the end of its taxable year (but only to the extent of the net amount of previously included income as a result of the mark-to-market election). The U.S. Holder’s basis in its Public Shares will be adjusted to reflect any such income or loss amounts and any further gain recognized on a sale or other taxable disposition of the Public Shares will be treated as ordinary income. The MTM election is available only for shares that are regularly traded on a national securities exchange that is registered with the Securities and Exchange Commission, including Nasdaq, or on a foreign exchange or market that the IRS determines has rules sufficient to ensure that the market price represents a legitimate and sound fair market value. U.S. Holders should consult their own tax advisers regarding the availability and tax consequences of an MTM election in respect to Public Shares under their particular circumstances.

The rules dealing with PFICs and with the timely QEF election, the QEF election with a purging election, and the MTM election are very complex and are affected by various factors in addition to those described above. Accordingly, a U.S. Holder should consult its own tax advisor concerning the application of the PFIC rules to such securities under such holder’s particular circumstances.

THE RULES DEALING WITH PFICS IN THE CONTEXT OF THE CAYMAN MERGER ARE VERY COMPLEX AND ARE IMPACTED BY VARIOUS FACTORS. ALL U.S. HOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS CONCERNING THE CONSEQUENCES TO THEM OF THE PFIC RULES, AND WHETHER A QEF ELECTION, A MARK-TO-MARKET ELECTION OR ANY OTHER ELECTION IS AVAILABLE AND THE CONSEQUENCES TO THEM OF ANY SUCH ELECTION, AND THE IMPACT OF ANY PROPOSED OR FINAL PFIC TREASURY REGULATIONS.

Effects of Section 367 to U.S. Holders

Section 367(a) of the Code and the Treasury Regulations promulgated thereunder, in certain circumstances described below, impose additional requirements for a U.S. Holder to qualify for tax-deferred treatment under Section 351 of the Code with respect to the exchange of Public Shares for Pubco Ordinary Shares. Specifically, a U.S. Holder that is a “five-percent transferee shareholder” with respect to Pubco immediately after the transfer may be required to enter into a gain recognition agreement with respect to the exchange of its Public Shares in order to obtain non-recognition treatment in the Cayman Merger.

In general, a “five-percent transferee shareholder” is a U.S. Holder who holds Pubco ordinary Shares and will own directly, indirectly or constructively through attribution rules, at least five percent of either the total voting power or total value of Pubco stock immediately after the Business Combination. The attribution rules for determining ownership are complex, and neither AIR, CAEP, nor Pubco can offer any assurance that a U.S. Holder will not be a five-percent transferee shareholder based on its particular facts and circumstances.

U.S. Holders of Holdco ordinary shares are strongly urged to consult their tax advisors concerning the application of these rules to the Business Combination under their particular circumstances, including whether the U.S. Holder will be a five-percent transferee shareholder and the possibility of entering into a gain recognition agreement under applicable Treasury Regulations.

All U.S. Holders are urged to consult their tax advisors with respect to the effect of Section 367 of the Code to their particular circumstances.

Tax Consequences for U.S. Holders of Owning and Disposing of Pubco Ordinary Shares

Distributions on Pubco Ordinary Shares

Subject to the PFIC rules discussed above “— Impact of PFIC Rules on Certain U.S. Holders,” the gross amount of any distribution on Pubco Ordinary Shares that is made out of Pubco’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes) will generally be taxable to a U.S. Holder as ordinary dividend income on the date such distribution is actually or constructively received by such U.S. Holder. Any such dividends paid to corporate U.S. Holders generally will not qualify for the dividends received deduction that may otherwise be allowed under the Code.

Dividends received by non-corporate U.S. Holders, including individuals, from a “qualified foreign corporation” may be eligible for reduced rates of taxation, provided that certain holding period requirements and other conditions are satisfied. For these purposes, a non-U.S. corporation will be treated as a qualified foreign corporation with respect to dividends paid by that corporation on shares that are readily tradable on an established securities market in the United States. U.S. Treasury Department guidance indicates that shares listed on Nasdaq (on which Pubco intends to apply to list the Pubco Ordinary Shares) will be considered readily tradable on an established securities market in the U.S. Even if the Pubco Ordinary Shares are listed on NASDAQ, there can be no assurance that the Pubco Ordinary Shares will be considered readily tradable on an established securities market in future years. Non-corporate U.S. Holders that do not meet a minimum holding period requirement or that elect to treat the dividend income as “investment income” pursuant to Section 163(d)(4) of the Code (dealing with the deduction for investment interest expense) will not be eligible for the reduced rates of taxation regardless of Pubco’s status as a qualified foreign corporation. In addition, the rate reduction will not apply to dividends if the recipient of a dividend is obligated to make related payments with respect to positions in substantially similar or related property. This disallowance applies even if the minimum holding period has been met. Finally, Pubco will not constitute a qualified foreign corporation for purposes of these rules if it is a PFIC for the taxable year in which it pays a dividend or for the preceding taxable year. See the discussion above under “— Definition and General Taxation of a PFIC.”

The amount of any dividend paid in foreign currency will be the U.S. dollar value of the foreign currency distributed by Pubco, calculated by reference to the exchange rate in effect on the date the dividend is includible in the U.S. Holder’s income, regardless of whether the payment is in fact converted into U.S. dollars on the date of receipt. Generally, a U.S. Holder should not recognize any foreign currency gain or loss if the foreign currency is converted into U.S. dollars on the date the payment is received. However, any gain or loss resulting from currency exchange fluctuations during the period from the date the U.S. Holder includes the dividend payment in income to the date such U.S. Holder actually converts the payment into U.S. dollars will be treated as ordinary income or loss. That currency exchange income or loss (if any) generally will be income or loss from U.S. sources for foreign tax credit limitation purposes.

To the extent that the amount of any distribution made by Pubco on the Pubco Ordinary Shares exceeds Pubco’s current and accumulated earnings and profits for a taxable year (as determined under U.S. federal income tax principles), the distribution will first be treated as a tax-free return of capital, causing a reduction in the adjusted basis of the U.S. Holder’s Pubco Ordinary Shares, and to the extent the amount of the distribution exceeds the U.S. Holder’s tax basis, the excess will be taxed as capital gain recognized on a sale or exchange as described below under “— Gain on Disposition of Pubco Ordinary Shares.” However, Pubco may not calculate earnings and profits in accordance with U.S. federal income tax principles. In such event, a U.S. Holder should expect to generally treat distributions Pubco makes as dividends.

Gain on Disposition of Pubco Ordinary Shares

Subject to the discussion above under “— Definition and General Taxation of a PFIC.,” a U.S. Holder will generally recognize gain or loss on any sale, exchange, redemption, or other taxable disposition of Pubco Ordinary Shares in an amount equal to the difference between the amount realized on the disposition and such U.S. Holder’s adjusted tax basis in such Pubco Ordinary Shares. Any gain or loss recognized by a U.S. Holder on a taxable disposition of Pubco Ordinary Shares will generally be capital gain or loss and will be long-term capital gain or loss if the holder’s holding period in the Pubco Ordinary Shares exceeds one year at the time of the disposition. Preferential tax rates may apply to long-term capital gains of non-corporate U.S. Holders (including individuals). The deductibility of capital losses is subject to limitations. Any gain or loss recognized by a U.S. Holder on the sale or exchange of Pubco Ordinary Shares will generally be treated as U.S. source gain or loss.

Tax Consequences to U.S. Holders That Elect to Have Their Public Shares Redeemed for Cash

This section is addressed to U.S. Holders that elect to have their Public Shares redeemed for cash in accordance with the terms of the CAEP Memorandum and Articles, the Business Combination Agreement, and applicable Cayman Islands law. This section is subject in its entirety to the description of the PFIC rules as discussed above under the sections entitled “— Effects of PFIC Rules on U.S. Holders” and “ — Impact of PFIC Rules on Certain U.S. Holders,” as well as Section 367 considerations as discussed above under the section entitled “— Effects of Section 367 to U.S. Holders.” For purposes of this description, a “Redeeming U.S. Holder” is a U.S. Holder that so redeems its Public Shares into cash.

Except as described in the following paragraph and as described in the PFIC rules above, a Redeeming U.S. Holder will generally recognize capital gain or loss equal to the difference between the amount of cash received on the redemption and such shareholder’s adjusted basis in the Public Shares exchanged if the redemption completely terminates the Redeeming U.S. Holder’s interest in CAEP (taking into account certain constructive ownership rules). A U.S. Holder’s adjusted tax basis in its Public Shares will generally be equal to the cost of such Public Shares. A U.S. Holder who purchased Public Shares in the CAEP IPO will generally have a tax basis in the Public Shares equal to their purchase price of the Public Shares. This gain or loss will be long-term capital gain or loss if the holding period of such Public Shares is more than one year at the time of the redemption. It is possible that because of the redemption rights associated with the Public Shares, the holding period of such shares may not be considered to begin until the date of such redemption (and thus it is possible that long-term capital gain or loss treatment may not apply). The deductibility of capital losses is subject to limitations. CAEP Shareholders who hold different blocks of Public Shares (generally, Public Shares purchased or acquired on different dates or at different prices) should consult their tax advisors to determine how the above rules apply to them.

Cash received upon redemption that does not completely terminate the Redeeming U.S. Holder’s interest will still give rise to capital gain or loss, if the redemption is either (i) “substantially disproportionate” or (ii) “not essentially equivalent to a dividend.” In determining whether the redemption is substantially disproportionate or not essentially equivalent to a dividend with respect to a Redeeming U.S. Holder, that Redeeming U.S. Holder is deemed to own not only Public Shares actually owned, but also, in some cases, Public Shares in respect of which such holder holds an option to acquire any Public Shares owned by certain family members, certain estates and trusts of which the Redeeming U.S. Holder is a beneficiary and certain corporations and partnerships.

Generally, the redemption will be “substantially disproportionate” with respect to the Redeeming U.S. Holder if (i) the Redeeming U.S. Holder’s percentage ownership (including constructive ownership) of the outstanding voting shares (including all classes that carry voting rights) of CAEP is reduced immediately after the redemption to less than 80% of the Redeeming U.S. Holder’s percentage ownership (including constructive ownership) in such shares immediately before the redemption; and (ii) the Redeeming U.S. Holder owns (including constructive ownership), immediately after the redemption, less than 50% of the total combined voting power of all classes of shares of CAEP entitled to vote. Whether the redemption will be considered “not essentially equivalent to a dividend” with respect to a Redeeming U.S. Holder will depend upon the particular circumstances of that U.S. Holder. At a minimum, however, the redemption must result in a meaningful reduction in the Redeeming U.S. Holder’s actual or constructive percentage ownership of CAEP. If the shareholder’s relative interest in the corporation is minimal and the shareholder does not have meaningful control over the corporation, and taking into account the effect of redemptions by other Public Shareholders, its percentage ownership (including constructive ownership) is reduced as a result of the redemptions, such U.S. Holder would generally be regarded as having a meaningful reduction in its interest. For example, the IRS has indicated in a published ruling that even a small reduction in the proportionate interest of a small minority shareholder in a publicly held corporation who exercises no control over corporate affairs may constitute such a “meaningful reduction.” A U.S. Holder should consult with its own tax advisors as to the tax consequences to it of any redemption of its Public Shares.

If none of the tests described above applies and subject to the PFIC rules described above, the consideration paid to the Redeeming U.S. Holder will be treated as dividend income for U.S. federal income tax purposes to the extent of CAEP’s current or accumulated earnings and profits. Any distribution in excess of earnings and profits will reduce the Redeeming U.S. Holder’s basis in the Public Shares (but not below zero) and any remaining excess will be treated as gain realized on the sale or other disposition of the Public Shares. U.S. Holders considering exercising their redemption rights should consult their own tax advisors as to whether the redemption will be treated as a sale or as a distribution under the Code.

ALL U.S. HOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS AS TO THE TAX CONSEQUENCES TO THEM OF A REDEMPTION OF ALL OR A PORTION OF THEIR PUBLIC SHARES PURSUANT TO AN EXERCISE OF REDEMPTION RIGHTS.

Non-U.S. Holders

This section applies to Non-U.S. Holders that are beneficial owners (other than a partnership or entity treated as a partnership for U.S. federal income tax purposes) of Public Shares, AIR Ordinary Shares, or Pubco Ordinary Shares who or that is not a U.S. Holder.

Tax Consequences of the Cayman Merger to Non-U.S. Holders

We do not expect the Cayman Merger to result in any U.S. federal income tax consequences to Non-U.S. Holders.

Tax Consequences for Non-U.S. Holders of Owning and Disposing of Pubco Ordinary Shares

The following brief discussion is a summary of material U.S. federal income tax consequences of the ownership and disposition of Pubco Ordinary Shares to U.S. Holders who receive such Pubco Ordinary Shares pursuant to the Business Combination.

Distributions on Pubco Ordinary Shares

Distributions of cash or property to a Non-U.S. Holder in respect of Pubco Ordinary Shares received in the Cayman Merger is not expected to result in any U.S. federal income tax consequences to Non-U.S. Holders.

Gain on Disposition of Pubco Ordinary Shares

Any gain realized by a Non-U.S. Holder on the taxable disposition of Pubco Ordinary Shares will generally not be subject to U.S. federal income tax unless:

•
the gain is effectively connected with a trade or business of the Non-U.S. Holder in the U.S. (and, if required by an applicable income tax treaty, is attributable to a U.S. permanent establishment of the Non-U.S. Holder);
•
the Non-U.S. Holder is an individual who is present in the U.S. for a period or periods aggregating 183 days or more in the taxable year of the disposition, and certain other conditions are met; or

An individual Non-U.S. Holder described in the first bullet point immediately above will be subject to tax on the net gain derived from the sale under regular graduated U.S. federal income tax rates. An individual Non-U.S. Holder described in the second bullet point immediately above will be subject to a flat 30% tax on the gain derived from the sale, which may be offset by U.S. source capital losses, even though the individual is not considered a resident of the U.S., provided that the individual has timely filed U.S. federal income tax returns with respect to such losses. If a Non-U.S. Holder that is a foreign corporation falls under the first bullet point immediately above, it will be subject to tax on its net gain in the same manner as if it were a U.S. person as defined under the Code and, in addition, may be subject to the branch profits tax equal to 30% (or such lower rate as may be specified by an applicable income tax treaty) of its effectively connected earnings and profits, subject to adjustments.

Tax Consequences to Non-U.S. Holders That Elect to Have Their Public Shares Redeemed for Cash

This section is addressed to Non-U.S. Holders that elect to have their Public Shares redeemed for cash in accordance with the terms of the CAEP Memorandum and Articles, the Business Combination Agreement, and applicable Cayman Islands law. For purposes of this description, a “Redeeming Non-U.S. Holder” is a Non-U.S. Holder that so redeems its Public Shares.

Except as otherwise described in this section, a Redeeming Non-U.S. Holder who elects to have its Public Shares redeemed for cash will generally be treated in the same manner as a Redeeming U.S. Holder for U.S. federal income tax purposes. See the description above under “— U.S. Holders — Tax Consequences to U.S. Holders That Elect to Have Their Public Shares Redeemed for Cash.”

A Redeeming Non-U.S. Holder will not be subject to U.S. federal income tax on any gain recognized as a result of the exchange unless:

•
such Redeeming Non-U.S. Holder is an individual who is present in the U.S. for 183 days or more during the taxable year in which the redemption takes place and certain other conditions are met; or
•
such Redeeming Non-U.S. Holder is engaged in a trade or business within the U.S. and any gain recognized in the exchange is treated as effectively connected with such trade or business (and, if required by an applicable income tax treaty, the gain is attributable to a U.S. permanent establishment of such Non-U.S. Holder), in which case the Redeeming Non-U.S. Holder will generally be subject to the same treatment as a Redeeming U.S. Holder with respect to the exchange, and a Redeeming Non-U.S. Holder that is classified as a corporation for U.S. federal income tax purposes may be subject to an additional branch profits tax at a 30% rate (or lower rate as may be specified by an applicable income tax treaty).

Non-U.S. Holders considering exercising their redemption rights should consult their own tax advisors as to whether the redemption of their shares will be treated as a sale or as a distribution under the Code.

De-SPAC, Federal Income Taxes Consequences, SPAC Security Holders [Text Block]

U.S. Holders

Tax Consequences of the Cayman Merger and the Jersey Merger to U.S. Holders

In the opinion of DLA Piper (US), counsel to CAEP, the Cayman Merger, taken together with other relevant Transactions (including the Jersey Merger, collectively, with the Cayman Merger, the “Transactions”) should qualify as exchanges described in Section 351 of the Code for U.S. federal income tax purposes, subject to the assumptions, qualifications and limitations described herein and in the opinion to be included as Exhibit 8.1 hereto. In rendering this opinions, counsel may require and rely upon assumptions, representations, warranties and covenants provided by CAEP, AIR, Pubco, Jersey Merger Sub, and Cayman Merger Sub, including those contained in the Business Combination Agreement and in representation letters to be provided by the parties to counsel. If any of the assumptions, representations, warranties or covenants upon which the opinion is based is inconsistent with the actual facts, the conclusions reached in the opinion could be adversely affected. The opinion will not be binding on the IRS or the courts. Neither Pubco nor CAEP has requested, and neither intends to request, any ruling from the IRS as to the U.S. federal tax consequences of the Cayman Merger. Consequently, no assurance can be given that the IRS will not assert, or that a court would not sustain, a position contrary to any of those set forth below. It should also be noted that although counsel to CAEP expects to deliver the opinion, the delivery of the opinion is not a condition to the closing of the Cayman Merger. Accordingly, each CAEP Shareholder should consult its own tax advisor with respect to the particular tax consequences of the Cayman Merger, including the consequences if the IRS successfully challenged the qualification of the Transactions as exchanges described in Section 351 of the Code.

U.S. Holders exchanging Public Shares for Pubco Ordinary Shares

Subject to the discussion below in the sections entitled “— Effects of PFIC Rules on U.S. Holders,” and “— Effects of Section 367 to U.S. Holders,” a U.S. Holder will not recognize gain or loss upon the exchange of its Public Shares solely for Pubco Ordinary Shares pursuant to the Cayman Merger. A U.S. Holder’s aggregate tax basis in the Pubco Ordinary Shares received in connection with the Cayman Merger will generally be the same as its aggregate tax basis in the of Public Shares surrendered in the transaction. In addition, the holding period of Pubco Ordinary Shares received in the Cayman Merger will generally include the holding period of Public Shares surrendered in the Cayman Merger. U.S. Holders of Public Shares are urged to consult their tax advisors regarding the proper U.S. federal income tax treatment of the Cayman Merger.

Effects of PFIC Rules on U.S. Holders

Even if the Cayman Merger and the Jersey Merger, taken together, qualify as a transaction described in Section 351 of the Code, Section 1291(f) of the Code requires that, to the extent provided in regulations, a U.S. person that disposes of stock of a PFIC must recognize gain notwithstanding any other provision of the Code. No final Treasury Regulations are in effect under Section 1291(f). Proposed Treasury Regulations under Section 1291(f) were promulgated in 1992, with a retroactive effective date once they become finalized. If finalized in their present form, those regulations would require (i) taxable gain recognition by a U.S. Holder with respect to its exchange of Public Shares for Pubco Ordinary Shares in the Cayman Merger if CAEP were classified as a PFIC at any time during such U.S. Holder’s holding period in the Public Shares. Any such gain would be treated as an “excess distribution” made during the year of the respective Cayman Merger or Jersey Merger, and subject to the special tax and interest charge rules described below under “Definition and General Taxation of a PFIC.” It is difficult to predict whether, in what form, and with what effective date, final Treasury Regulations under Section 1291(f) of the Code may be adopted and how any such

Treasury Regulations would apply. Therefore, U.S. Holders that have not made a timely QEF election (or a QEF election along with a purging election) or a MTM election (each as defined and described below) may, pursuant to the proposed Treasury Regulations, be subject to taxation under the PFIC rules on the Cayman Merger with respect to their Public Shares in the manner set forth below. The proposed Treasury Regulations under Section 1291(f) would not apply to an Electing Shareholder (as defined below) with respect to its Public Shares for which a timely QEF election, QEF election with a purging election, or MTM election is made.

Definition and General Taxation of a PFIC

A non-U.S. corporation will be a PFIC if either (a) at least 75% of its gross income in a taxable year, including its pro rata share of the gross income of any corporation in which it owns or is considered to own at least 25% of the shares by value, is passive income (the “gross income test”) or (b) at least 50% of its assets in a taxable year, ordinarily determined based on fair market value and averaged quarterly over the year, including its pro rata share of the assets of any corporation in which it owns or is considered to own at least 25% of the shares by value, are held for the production of, or produce, passive income (the “asset test”). Passive income generally includes dividends, interest, rents and royalties (other than certain rents or royalties derived from the active conduct of a trade or business) and gains from the disposition of passive assets. The determination of whether a foreign corporation is a PFIC is made annually. Based upon the composition of its income and assets, CAEP believes that it would likely be considered a PFIC for its current taxable year.

If CAEP is determined to be a PFIC for any taxable year (or portion thereof) that is included in the holding period of a U.S. Holder and the U.S. Holder did not make either (a) a timely “qualified election fund” (“QEF”) election for CAEP’s first taxable year as a PFIC in which the U.S. Holder held (or was deemed to hold) Public Shares, (b) a QEF election along with a “purging election,” or (c) a “mark-to-market” (“MTM”) election, all of which are described further below, such U.S. Holder will generally be subject to special rules with respect to any gain recognized by the U.S. Holder on the sale or other disposition of its Public Shares and any “excess distribution” made to the U.S. Holder. Excess distributions are generally any distributions to such U.S. Holder during a taxable year of the U.S. Holder that are greater than 125% of the average annual distributions received by such U.S. Holder in respect of the Public Shares during the three preceding taxable years of such U.S. Holder or, if shorter, such U.S. Holder’s holding period for the Public Shares.

Under these rules, the U.S. Holder’s gain or excess distribution will be allocated ratably over the U.S. Holder’s holding period for the Public Shares. The amount allocated to the U.S. Holder’s taxable year in which the U.S. Holder recognized the gain or received the excess distribution, or to the period in the U.S. Holder’s holding period before the first day of CAEP’s first taxable year in which it qualified as a PFIC, will be taxed as ordinary income. The amount allocated to other taxable years (or portions thereof) of the U.S. Holder and included in its holding period will be taxed at the highest tax rate in effect for that year and applicable to the U.S. Holder. The interest charge generally applicable to underpayments of tax will be imposed in respect of the tax attributable to each such other taxable year of the U.S. Holder.

In general, if CAEP is determined to be a PFIC, a U.S. Holder may avoid the tax consequences described above with respect to its Public Shares by making a timely QEF election, a QEF election along with a purging election, or an MTM election, all as described below.

Impact of PFIC Rules on Certain U.S. Holders

The impact of the PFIC rules on a U.S. Holder will depend on whether the U.S. Holder has made a timely and effective election to treat CAEP as a QEF, under Section 1295 of the Code, for CAEP’s first taxable year as a PFIC in which the U.S. Holder held (or was deemed to hold) Public Shares, the U.S. Holder made a QEF election along with a “purging election,” or if the U.S. Holder made an MTM election, all as described below. A U.S. Holder of a PFIC that made either a timely and effective QEF election, a QEF election along with a purging election, or an MTM election is hereinafter referred to as an “Electing Shareholder.”

A U.S. Holder’s ability to make a QEF election with respect to its Public Shares is contingent upon, among other things, the provision by CAEP of certain information that would enable the U.S. Holder to make and maintain a QEF election. In order to comply with the requirements of a QEF election, a U.S. Holder must receive a PFIC annual information statement from us. If we determine we are a PFIC for any taxable year, upon written request, we will endeavor to provide to a U.S. Holder such information as the IRS may require, including a PFIC annual information statement, in order to enable a U.S. Holder to make and maintain a QEF election. There is also no assurance that we will have timely knowledge of our status as a PFIC in the future or of the required information to be provided.

As indicated above, if a U.S. Holder has not made a timely and effective QEF election with respect to CAEP’s first taxable year as a PFIC in which the U.S. Holder held (or was deemed to hold) Public Shares, such U.S. Holder generally may nonetheless qualify as an Electing Shareholder by filing on a timely filed U.S. income tax return (including extensions) a QEF election and a purging election to recognize under the rules of Section 1291 of the Code any gain that it would otherwise recognize if the U.S. Holder sold its Public Shares for their fair market value on the “qualification date.” The qualification date is the first day of CAEP’s tax year in which CAEP qualifies as a QEF with respect to such U.S. Holder. The purging election can only be made if such U.S. Holder held Public Shares on the qualification date. The gain recognized by the purging election will be subject to the special tax and interest charge rules treating the gain as an excess distribution, as described above. As a result of the purging election, the U.S. Holder will increase the adjusted tax basis in its Public Shares by the amount of the gain recognized and will also have a new holding period in the Public Shares for purposes of the PFIC rules.

Alternatively, if a U.S. Holder, at the close of its taxable year, owns shares in a PFIC that are treated as marketable shares, the U.S. Holder may make an MTM election with respect to such shares for such taxable year. If the U.S. Holder makes a valid MTM election for the first taxable year of the U.S. Holder in which the U.S. Holder holds (or is deemed to hold) Public Shares and for which CAEP is determined to be a PFIC, such holder will not be subject to the PFIC rules described above in respect of its Public Shares. Instead, the U.S. Holder will include as ordinary income each year the excess, if any, of the fair market value of its Public Shares at the end of its taxable year over the adjusted basis in its Public Shares. The U.S. Holder also will be allowed to take an ordinary loss in respect of the excess, if any, of the adjusted basis of its Public Shares over the fair market value of its Public Shares at the end of its taxable year (but only to the extent of the net amount of previously included income as a result of the mark-to-market election). The U.S. Holder’s basis in its Public Shares will be adjusted to reflect any such income or loss amounts and any further gain recognized on a sale or other taxable disposition of the Public Shares will be treated as ordinary income. The MTM election is available only for shares that are regularly traded on a national securities exchange that is registered with the Securities and Exchange Commission, including Nasdaq, or on a foreign exchange or market that the IRS determines has rules sufficient to ensure that the market price represents a legitimate and sound fair market value. U.S. Holders should consult their own tax advisers regarding the availability and tax consequences of an MTM election in respect to Public Shares under their particular circumstances.

The rules dealing with PFICs and with the timely QEF election, the QEF election with a purging election, and the MTM election are very complex and are affected by various factors in addition to those described above. Accordingly, a U.S. Holder should consult its own tax advisor concerning the application of the PFIC rules to such securities under such holder’s particular circumstances.

THE RULES DEALING WITH PFICS IN THE CONTEXT OF THE CAYMAN MERGER ARE VERY COMPLEX AND ARE IMPACTED BY VARIOUS FACTORS. ALL U.S. HOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS CONCERNING THE CONSEQUENCES TO THEM OF THE PFIC RULES, AND WHETHER A QEF ELECTION, A MARK-TO-MARKET ELECTION OR ANY OTHER ELECTION IS AVAILABLE AND THE CONSEQUENCES TO THEM OF ANY SUCH ELECTION, AND THE IMPACT OF ANY PROPOSED OR FINAL PFIC TREASURY REGULATIONS.

Effects of Section 367 to U.S. Holders

Section 367(a) of the Code and the Treasury Regulations promulgated thereunder, in certain circumstances described below, impose additional requirements for a U.S. Holder to qualify for tax-deferred treatment under Section 351 of the Code with respect to the exchange of Public Shares for Pubco Ordinary Shares. Specifically, a U.S. Holder that is a “five-percent transferee shareholder” with respect to Pubco immediately after the transfer may be required to enter into a gain recognition agreement with respect to the exchange of its Public Shares in order to obtain non-recognition treatment in the Cayman Merger.

In general, a “five-percent transferee shareholder” is a U.S. Holder who holds Pubco ordinary Shares and will own directly, indirectly or constructively through attribution rules, at least five percent of either the total voting power or total value of Pubco stock immediately after the Business Combination. The attribution rules for determining ownership are complex, and neither AIR, CAEP, nor Pubco can offer any assurance that a U.S. Holder will not be a five-percent transferee shareholder based on its particular facts and circumstances.

U.S. Holders of Holdco ordinary shares are strongly urged to consult their tax advisors concerning the application of these rules to the Business Combination under their particular circumstances, including whether the U.S. Holder will be a five-percent transferee shareholder and the possibility of entering into a gain recognition agreement under applicable Treasury Regulations.

All U.S. Holders are urged to consult their tax advisors with respect to the effect of Section 367 of the Code to their particular circumstances.

Tax Consequences for U.S. Holders of Owning and Disposing of Pubco Ordinary Shares

Distributions on Pubco Ordinary Shares

Subject to the PFIC rules discussed above “— Impact of PFIC Rules on Certain U.S. Holders,” the gross amount of any distribution on Pubco Ordinary Shares that is made out of Pubco’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes) will generally be taxable to a U.S. Holder as ordinary dividend income on the date such distribution is actually or constructively received by such U.S. Holder. Any such dividends paid to corporate U.S. Holders generally will not qualify for the dividends received deduction that may otherwise be allowed under the Code.

Dividends received by non-corporate U.S. Holders, including individuals, from a “qualified foreign corporation” may be eligible for reduced rates of taxation, provided that certain holding period requirements and other conditions are satisfied. For these purposes, a non-U.S. corporation will be treated as a qualified foreign corporation with respect to dividends paid by that corporation on shares that are readily tradable on an established securities market in the United States. U.S. Treasury Department guidance indicates that shares listed on Nasdaq (on which Pubco intends to apply to list the Pubco Ordinary Shares) will be considered readily tradable on an established securities market in the U.S. Even if the Pubco Ordinary Shares are listed on NASDAQ, there can be no assurance that the Pubco Ordinary Shares will be considered readily tradable on an established securities market in future years. Non-corporate U.S. Holders that do not meet a minimum holding period requirement or that elect to treat the dividend income as “investment income” pursuant to Section 163(d)(4) of the Code (dealing with the deduction for investment interest expense) will not be eligible for the reduced rates of taxation regardless of Pubco’s status as a qualified foreign corporation. In addition, the rate reduction will not apply to dividends if the recipient of a dividend is obligated to make related payments with respect to positions in substantially similar or related property. This disallowance applies even if the minimum holding period has been met. Finally, Pubco will not constitute a qualified foreign corporation for purposes of these rules if it is a PFIC for the taxable year in which it pays a dividend or for the preceding taxable year. See the discussion above under “— Definition and General Taxation of a PFIC.”

The amount of any dividend paid in foreign currency will be the U.S. dollar value of the foreign currency distributed by Pubco, calculated by reference to the exchange rate in effect on the date the dividend is includible in the U.S. Holder’s income, regardless of whether the payment is in fact converted into U.S. dollars on the date of receipt. Generally, a U.S. Holder should not recognize any foreign currency gain or loss if the foreign currency is converted into U.S. dollars on the date the payment is received. However, any gain or loss resulting from currency exchange fluctuations during the period from the date the U.S. Holder includes the dividend payment in income to the date such U.S. Holder actually converts the payment into U.S. dollars will be treated as ordinary income or loss. That currency exchange income or loss (if any) generally will be income or loss from U.S. sources for foreign tax credit limitation purposes.

To the extent that the amount of any distribution made by Pubco on the Pubco Ordinary Shares exceeds Pubco’s current and accumulated earnings and profits for a taxable year (as determined under U.S. federal income tax principles), the distribution will first be treated as a tax-free return of capital, causing a reduction in the adjusted basis of the U.S. Holder’s Pubco Ordinary Shares, and to the extent the amount of the distribution exceeds the U.S. Holder’s tax basis, the excess will be taxed as capital gain recognized on a sale or exchange as described below under “— Gain on Disposition of Pubco Ordinary Shares.” However, Pubco may not calculate earnings and profits in accordance with U.S. federal income tax principles. In such event, a U.S. Holder should expect to generally treat distributions Pubco makes as dividends.

Gain on Disposition of Pubco Ordinary Shares

Subject to the discussion above under “— Definition and General Taxation of a PFIC.,” a U.S. Holder will generally recognize gain or loss on any sale, exchange, redemption, or other taxable disposition of Pubco Ordinary Shares in an amount equal to the difference between the amount realized on the disposition and such U.S. Holder’s adjusted tax basis in such Pubco Ordinary Shares. Any gain or loss recognized by a U.S. Holder on a taxable disposition of Pubco Ordinary Shares will generally be capital gain or loss and will be long-term capital gain or loss if the holder’s holding period in the Pubco Ordinary Shares exceeds one year at the time of the disposition. Preferential tax rates may apply to long-term capital gains of non-corporate U.S. Holders (including individuals). The deductibility of capital losses is subject to limitations. Any gain or loss recognized by a U.S. Holder on the sale or exchange of Pubco Ordinary Shares will generally be treated as U.S. source gain or loss.

Tax Consequences to U.S. Holders That Elect to Have Their Public Shares Redeemed for Cash

This section is addressed to U.S. Holders that elect to have their Public Shares redeemed for cash in accordance with the terms of the CAEP Memorandum and Articles, the Business Combination Agreement, and applicable Cayman Islands law. This section is subject in its entirety to the description of the PFIC rules as discussed above under the sections entitled “— Effects of PFIC Rules on U.S. Holders” and “ — Impact of PFIC Rules on Certain U.S. Holders,” as well as Section 367 considerations as discussed above under the section entitled “— Effects of Section 367 to U.S. Holders.” For purposes of this description, a “Redeeming U.S. Holder” is a U.S. Holder that so redeems its Public Shares into cash.

Except as described in the following paragraph and as described in the PFIC rules above, a Redeeming U.S. Holder will generally recognize capital gain or loss equal to the difference between the amount of cash received on the redemption and such shareholder’s adjusted basis in the Public Shares exchanged if the redemption completely terminates the Redeeming U.S. Holder’s interest in CAEP (taking into account certain constructive ownership rules). A U.S. Holder’s adjusted tax basis in its Public Shares will generally be equal to the cost of such Public Shares. A U.S. Holder who purchased Public Shares in the CAEP IPO will generally have a tax basis in the Public Shares equal to their purchase price of the Public Shares. This gain or loss will be long-term capital gain or loss if the holding period of such Public Shares is more than one year at the time of the redemption. It is possible that because of the redemption rights associated with the Public Shares, the holding period of such shares may not be considered to begin until the date of such redemption (and thus it is possible that long-term capital gain or loss treatment may not apply). The deductibility of capital losses is subject to limitations. CAEP Shareholders who hold different blocks of Public Shares (generally, Public Shares purchased or acquired on different dates or at different prices) should consult their tax advisors to determine how the above rules apply to them.

Cash received upon redemption that does not completely terminate the Redeeming U.S. Holder’s interest will still give rise to capital gain or loss, if the redemption is either (i) “substantially disproportionate” or (ii) “not essentially equivalent to a dividend.” In determining whether the redemption is substantially disproportionate or not essentially equivalent to a dividend with respect to a Redeeming U.S. Holder, that Redeeming U.S. Holder is deemed to own not only Public Shares actually owned, but also, in some cases, Public Shares in respect of which such holder holds an option to acquire any Public Shares owned by certain family members, certain estates and trusts of which the Redeeming U.S. Holder is a beneficiary and certain corporations and partnerships.

Generally, the redemption will be “substantially disproportionate” with respect to the Redeeming U.S. Holder if (i) the Redeeming U.S. Holder’s percentage ownership (including constructive ownership) of the outstanding voting shares (including all classes that carry voting rights) of CAEP is reduced immediately after the redemption to less than 80% of the Redeeming U.S. Holder’s percentage ownership (including constructive ownership) in such shares immediately before the redemption; and (ii) the Redeeming U.S. Holder owns (including constructive ownership), immediately after the redemption, less than 50% of the total combined voting power of all classes of shares of CAEP entitled to vote. Whether the redemption will be considered “not essentially equivalent to a dividend” with respect to a Redeeming U.S. Holder will depend upon the particular circumstances of that U.S. Holder. At a minimum, however, the redemption must result in a meaningful reduction in the Redeeming U.S. Holder’s actual or constructive percentage ownership of CAEP. If the shareholder’s relative interest in the corporation is minimal and the shareholder does not have meaningful control over the corporation, and taking into account the effect of redemptions by other Public Shareholders, its percentage ownership (including constructive ownership) is reduced as a result of the redemptions, such U.S. Holder would generally be regarded as having a meaningful reduction in its interest. For example, the IRS has indicated in a published ruling that even a small reduction in the proportionate interest of a small minority shareholder in a publicly held corporation who exercises no control over corporate affairs may constitute such a “meaningful reduction.” A U.S. Holder should consult with its own tax advisors as to the tax consequences to it of any redemption of its Public Shares.

If none of the tests described above applies and subject to the PFIC rules described above, the consideration paid to the Redeeming U.S. Holder will be treated as dividend income for U.S. federal income tax purposes to the extent of CAEP’s current or accumulated earnings and profits. Any distribution in excess of earnings and profits will reduce the Redeeming U.S. Holder’s basis in the Public Shares (but not below zero) and any remaining excess will be treated as gain realized on the sale or other disposition of the Public Shares. U.S. Holders considering exercising their redemption rights should consult their own tax advisors as to whether the redemption will be treated as a sale or as a distribution under the Code.

ALL U.S. HOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS AS TO THE TAX CONSEQUENCES TO THEM OF A REDEMPTION OF ALL OR A PORTION OF THEIR PUBLIC SHARES PURSUANT TO AN EXERCISE OF REDEMPTION RIGHTS.

Non-U.S. Holders

This section applies to Non-U.S. Holders that are beneficial owners (other than a partnership or entity treated as a partnership for U.S. federal income tax purposes) of Public Shares, AIR Ordinary Shares, or Pubco Ordinary Shares who or that is not a U.S. Holder.

Tax Consequences of the Cayman Merger to Non-U.S. Holders

We do not expect the Cayman Merger to result in any U.S. federal income tax consequences to Non-U.S. Holders.

Tax Consequences for Non-U.S. Holders of Owning and Disposing of Pubco Ordinary Shares

The following brief discussion is a summary of material U.S. federal income tax consequences of the ownership and disposition of Pubco Ordinary Shares to U.S. Holders who receive such Pubco Ordinary Shares pursuant to the Business Combination.

Distributions on Pubco Ordinary Shares

Distributions of cash or property to a Non-U.S. Holder in respect of Pubco Ordinary Shares received in the Cayman Merger is not expected to result in any U.S. federal income tax consequences to Non-U.S. Holders.

Gain on Disposition of Pubco Ordinary Shares

Any gain realized by a Non-U.S. Holder on the taxable disposition of Pubco Ordinary Shares will generally not be subject to U.S. federal income tax unless:

•
the gain is effectively connected with a trade or business of the Non-U.S. Holder in the U.S. (and, if required by an applicable income tax treaty, is attributable to a U.S. permanent establishment of the Non-U.S. Holder);
•
the Non-U.S. Holder is an individual who is present in the U.S. for a period or periods aggregating 183 days or more in the taxable year of the disposition, and certain other conditions are met; or

An individual Non-U.S. Holder described in the first bullet point immediately above will be subject to tax on the net gain derived from the sale under regular graduated U.S. federal income tax rates. An individual Non-U.S. Holder described in the second bullet point immediately above will be subject to a flat 30% tax on the gain derived from the sale, which may be offset by U.S. source capital losses, even though the individual is not considered a resident of the U.S., provided that the individual has timely filed U.S. federal income tax returns with respect to such losses. If a Non-U.S. Holder that is a foreign corporation falls under the first bullet point immediately above, it will be subject to tax on its net gain in the same manner as if it were a U.S. person as defined under the Code and, in addition, may be subject to the branch profits tax equal to 30% (or such lower rate as may be specified by an applicable income tax treaty) of its effectively connected earnings and profits, subject to adjustments.

Tax Consequences to Non-U.S. Holders That Elect to Have Their Public Shares Redeemed for Cash

This section is addressed to Non-U.S. Holders that elect to have their Public Shares redeemed for cash in accordance with the terms of the CAEP Memorandum and Articles, the Business Combination Agreement, and applicable Cayman Islands law. For purposes of this description, a “Redeeming Non-U.S. Holder” is a Non-U.S. Holder that so redeems its Public Shares.

Except as otherwise described in this section, a Redeeming Non-U.S. Holder who elects to have its Public Shares redeemed for cash will generally be treated in the same manner as a Redeeming U.S. Holder for U.S. federal income tax purposes. See the description above under “— U.S. Holders — Tax Consequences to U.S. Holders That Elect to Have Their Public Shares Redeemed for Cash.”

A Redeeming Non-U.S. Holder will not be subject to U.S. federal income tax on any gain recognized as a result of the exchange unless:

•
such Redeeming Non-U.S. Holder is an individual who is present in the U.S. for 183 days or more during the taxable year in which the redemption takes place and certain other conditions are met; or
•
such Redeeming Non-U.S. Holder is engaged in a trade or business within the U.S. and any gain recognized in the exchange is treated as effectively connected with such trade or business (and, if required by an applicable income tax treaty, the gain is attributable to a U.S. permanent establishment of such Non-U.S. Holder), in which case the Redeeming Non-U.S. Holder will generally be subject to the same treatment as a Redeeming U.S. Holder with respect to the exchange, and a Redeeming Non-U.S. Holder that is classified as a corporation for U.S. federal income tax purposes may be subject to an additional branch profits tax at a 30% rate (or lower rate as may be specified by an applicable income tax treaty).

Non-U.S. Holders considering exercising their redemption rights should consult their own tax advisors as to whether the redemption of their shares will be treated as a sale or as a distribution under the Code.

De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	true
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Redemption Rights

Pursuant to the CAEP Memorandum and Articles, Public Shareholders may elect to have their Public Shares redeemed for cash at the applicable redemption price per share equal to the sum of (a) quotient obtained by dividing (i) the aggregate amount on deposit in the Trust Account as of two (2) business days prior to the Closing, including interest (net of taxes payable), by (ii) the total number of the then issued and outstanding Public Shares, plus (b) $0.15 per redeemed Public Share, which CAEP has agreed to pay, from funds provided by the Sponsor pursuant to the Sponsor Note, in respect of each redeemed Public Share. As of the date of this proxy statement/prospectus, based on funds in the Trust Account of approximately $281.9 million as of December 31, 2025, this would have amounted to approximately $10.36 per share (inclusive of $0.15 per redeemed Public Share to be funded pursuant to the Sponsor Note and which amount takes into account CAEP’s estimate of the amount that may be withdrawn to pay applicable taxes). Public Shareholders may exercise redemption rights whether or not they are holders as of the Record Date and whether or not such shares are voted at the Meeting and whether they vote for or against the Business Combination Proposal. Notwithstanding the foregoing, the CAEP Memorandum and Articles provides that a Public Shareholder, together with any Affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than 15% of the Public Shares in the aggregate, without the prior consent of CAEP.

If a Public Shareholder exercises its redemption rights, then such Public Shareholder will be exchanging its Public Shares for cash and will not hold Pubco Ordinary Shares upon consummation of the Business Combination. Such a Public Shareholder will be entitled to receive cash for its Public Shares only if it properly demands redemption and delivers its shares (either physically or electronically) to CST in accordance with the procedures described herein. See the section titled “Extraordinary General Meeting of CAEP Shareholders — Redemption Rights” for the procedures to be followed if you wish to redeem your Public Shares for cash.

In connection with the CAEP IPO, the Sponsor and CAEP’s executive officers and directors agreed to waive any redemption rights with respect to any CAEP Ordinary Shares held by them in connection with the completion of the Business Combination. Such waivers are standard in transactions of this type and the Sponsor and CAEP’s executive officers and directors did not receive separate consideration for the waiver.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]

Appraisal or Dissenters’ Rights

No appraisal or dissenters’ rights are available to CAEP Shareholders in connection with the ordinary resolution to approve the Business Combination Proposal. However, in respect of the special resolution to approve the Merger Proposal, under Section 238 of the Companies Act, shareholders of a Cayman Islands exempted company ordinarily have a right to dissent to a statutory merger and if they so dissent, they are entitled to be paid the fair value of their shares, which if necessary, may ultimately be determined by the court. Therefore, CAEP Class A Record Holders have a right to dissent to the Cayman Merger. Please see the section titled “The Merger Proposal — Appraisal or Dissenters’ Rights” for additional information.

In addition, Public Shareholders are still entitled to exercise the rights of redemption as detailed in this proxy statement/prospectus and the redemption proceeds payable to Public Shareholders who exercise such redemption rights will represent the fair value of those shares. For a discussion about Public Shareholders’ redemption rights, please see “Extraordinary General Meeting of CAEP Shareholders — Redemption Rights.”